Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Line Items]
Entity Registrant Name	BioMed Realty Trust Inc
Entity Central Index Key	0001289236
Document Type	8-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
BIOMED REALTY, L.P. [Member]
Document and Entity Information [Line Items]
Entity Registrant Name	BioMed Realty L P
Entity Central Index Key	0001301932
Document Type	8-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011 BIOMED REALTY, L.P. [Member]	Dec. 31, 2010 BIOMED REALTY, L.P. [Member]	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2010 Parent Company [Member]
Investments in real estate, net	$ 3,950,246	$ 3,536,114	$ 3,950,246	$ 3,536,114
Investments in unconsolidated partnerships	33,389	57,265	33,389	57,265
Cash and cash equivalents	16,411	21,467	16,411	21,467
Accounts receivable, net	5,141	5,874	5,141	5,874
Accrued straight-line rents, net	130,582	106,905	130,582	106,905
Deferred leasing costs, net	157,255	125,060	157,255	125,060
Other assets	135,521	107,069	135,521	107,069
Total assets	4,428,545	3,959,754	4,428,545	3,959,754
Liabilities [Abstract]
Mortgage notes payable, net	587,844	657,922	587,844	657,922
Exchangeable senior notes, net	180,000	199,522	180,000	199,522
Unsecured senior notes, net	645,581	247,571	645,581	247,571
Unsecured line of credit	268,000	392,450	268,000	392,450
Other Liabilities	134,924	149,393	134,924	149,393
Total liabilities	1,816,349	1,646,858	1,816,349	1,646,858
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Preferred stock, $.01 par value, 15,000,000 shares authorized: 7.375% Series A cumulative redeemable preferred stock, $198,000,000 and $230,000,000 liquidation preference ($25.00 per share), 7,920,000 and 9,200,000 shares issued and outstanding at September 30, 2011 and December 31, 2010, respectively			191,469	222,413
Preferred units, 7.375% Series A cumulative redeemable preferred units, $198,000,000 and $230,000,000 liquidation preference ($25.00 per unit), 7,920,000 and 9,200,000 units issued and outstanding at September 30, 2011 and December 31, 2010, respectively	191,469	222,413
Limited partners' capital, 2,979,979 and 3,001,250 units issued and outstanding at September 30, 2011 and December 31, 2010, respectively	10,332	9,918
General partner's capital, 131,265,102 and 131,046,509 units issued and outstanding at September 30, 2011 and December 31, 2010, respectively	2,469,233	2,150,314
Common stock, $.01 par value, 200,000,000 shares authorized, 131,265,102 and 131,046,509 shares issued and outstanding at September 30, 2011 and December 31, 2010, respectively			1,541	1,310
Additional paid-in capital			2,773,994	2,371,488
Accumulated Other Comprehensive Loss	(58,594)	(69,549)	(60,138)	(70,857)
Partners' Capital	2,612,440	2,313,096
Dividends in excess of earnings			(304,759)	(221,176)
Total stockholders' equity			2,602,107	2,303,178
Noncontrolling interests /Noncontrolling interests deficit	(244)	(200)	10,089	9,718
Total equity/capital	2,612,196	2,312,896	2,612,196	2,312,896
Total liabilities and equity/capital	$ 4,428,545	$ 3,959,754	$ 4,428,545	$ 3,959,754

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2010 Parent Company [Member]	Dec. 31, 2011 BIOMED REALTY, L.P. [Member]	Dec. 31, 2010 BIOMED REALTY, L.P. [Member]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	15,000,000	15,000,000
Preferred stock/units, liquidation preference, total	$ 198,000,000	$ 230,000,000
Preferred stock/units, liquidation preference per share	$ 25	$ 25
Preferred stock, shares issued	7,920,000	9,200,000
Preferred stock, shares outstanding	7,920,000	9,200,000	7,920,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	154,101,482	131,046,509
Limited Partners' Capital Account, Units Issued			2,979,979	3,001,250
Limited Partners' Capital Account, Units Outstanding			2,979,979	3,001,250
General partners' capital account, units issued			154,101,482	131,046,509
General partners' capital account, units outstanding			154,101,482	131,046,509

Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues [Abstract]
Total Revenue	$ 3,900,000
Expenses:
Gain (Loss) on Derivative Instruments, Net, Pretax	(544,000)	(453,000)	203,000
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	474,000	1,703,000	1,782,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(309,000)
Parent Company [Member]
Revenues [Abstract]
Rental Revenue	329,454,000	292,799,000	267,497,000
Tenant recoveries	101,965,000	86,903,000	76,837,000
Other Revenue	6,781,000	3,927,000	13,859,000
Total Revenue	438,200,000	383,629,000	358,193,000
Expenses:
Rental Operations Expense	128,146,000	111,900,000	104,246,000
Depreciation and Amortization	142,319,000	114,788,000	109,007,000
General and administrative	30,966,000	25,901,000	22,455,000
Acquisition related expenses	1,099,000	3,053,000	464,000
Total Expenses	302,530,000	255,642,000	236,172,000
Income from Operations	135,670,000	127,987,000	122,021,000
Equity in net loss of unconsolidated partnerships	(2,489,000)	(1,645,000)	(2,390,000)
Interest expense	(89,181,000)	(86,073,000)	(64,690,000)
Other expense	(1,760,000)	(2,658,000)	3,467,000
Net income	42,240,000	37,611,000	58,408,000
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	474,000	1,703,000	1,782,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	42,714,000	39,314,000	60,190,000
Net income/loss attributable to noncontrolling interests	(525,000)	(498,000)	(1,468,000)
Net income attributable to the Company/Operating Partnership	42,189,000	38,816,000	58,722,000
Preferred stock dividends/unit distributions	(16,033,000)	(16,963,000)	(16,963,000)
Cost on Redemption of Preferred Stock	(165,000)
Net Income Attributable to Common Stockholders/Unitholders	25,991,000	21,853,000	41,759,000
Income (Loss) from Continuing Operations, Per Basic and Diluted Share	$ 0.19	$ 0.17	$ 0.43
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic and Diluted Share	$ 0	$ 0.02	$ 0.02
Earnings Per Share, Basic and Diluted	$ 0.19	$ 0.19	$ 0.45
Basic	132,625,915	112,698,704	91,011,123
Weighted Average Number of Shares Outstanding, Diluted	135,609,843	115,718,199	91,851,002
BIOMED REALTY, L.P. [Member]
Revenues [Abstract]
Rental Revenue	329,454,000	292,799,000	267,497,000
Tenant recoveries	101,965,000	86,903,000	76,837,000
Other Revenue	6,781,000	3,927,000	13,859,000
Total Revenue	438,200,000	383,629,000	358,193,000
Expenses:
Rental Operations Expense	128,146,000	111,900,000	104,246,000
Depreciation and Amortization	142,319,000	114,788,000	109,007,000
General and administrative	30,966,000	25,901,000	22,455,000
Acquisition related expenses	1,099,000	3,053,000	464,000
Total Expenses	302,530,000	255,642,000	236,172,000
Income from Operations	135,670,000	127,987,000	122,021,000
Equity in net loss of unconsolidated partnerships	(2,489,000)	(1,645,000)	(2,390,000)
Interest expense	(89,181,000)	(86,073,000)	(64,690,000)
Other expense	(1,760,000)	(2,658,000)	3,467,000
Net income	42,240,000	37,611,000	58,408,000
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	474,000	1,703,000	1,782,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	42,714,000	39,314,000	60,190,000
Net income/loss attributable to noncontrolling interests	44,000	48,000	64,000
Net income attributable to the Company/Operating Partnership	42,758,000	39,362,000	60,254,000
Preferred stock dividends/unit distributions	(16,033,000)	(16,963,000)	(16,963,000)
Cost on Redemption of Preferred Stock	(165,000)
Net Income Attributable to Common Stockholders/Unitholders	$ 26,560,000	$ 22,399,000	$ 43,291,000
Income (Loss) from Continuing Operations, Per Basic and Diluted Share	$ 0.19	$ 0.17	$ 0.43
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic and Diluted Share	$ 0	$ 0.02	$ 0.02
Earnings Per Share, Basic and Diluted	$ 0.19	$ 0.19	$ 0.45
Basic	135,549,934	115,572,569	94,005,382
Weighted Average Number of Shares Outstanding, Diluted	135,549,934	115,572,569	94,005,382

Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Parent Company [Member]
Cash paid for capitalized interest	$ 7,568	$ 5,442
BIOMED REALTY, L.P. [Member]
Cash paid for capitalized interest	$ 7,568	$ 5,442

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Parent Company [Member]
Depreciation and Amortization	$ 142,319	$ 114,788	$ 109,007
Net income available to common stockholders /unitholders and noncontrolling interests	42,714	39,314	60,190
Other comprehensive income:
Unrealized gain on derivative instruments, net	3,825	8,630	26,841
Amortization of deferred interest costs	7,027	7,114	3,588
Equity in other comprehensive income/(loss) of unconsolidated partnerships	53	71	(503)
Deferred settlement payments on interest rate swaps, net	(21)	(519)	(2,571)
Reclassification of unrealized loss on equity securities	5,132	0	0
Reclassification on sale of equity securities	70	(537)	0
Unrealized loss on equity securities	(5,131)	(74)	537
Total other comprehensive income	10,955	14,685	27,892
Comprehensive income	53,669	53,999	88,082
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	(760)	(857)	(2,417)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	52,909	53,142	85,665
BIOMED REALTY, L.P. [Member]
Depreciation and Amortization	142,319	114,788	109,007
Net income available to common stockholders /unitholders and noncontrolling interests	42,714	39,314	60,190
Other comprehensive income:
Unrealized gain on derivative instruments, net	3,825	8,630	26,841
Amortization of deferred interest costs	7,027	7,114	3,588
Equity in other comprehensive income/(loss) of unconsolidated partnerships	53	71	(503)
Deferred settlement payments on interest rate swaps, net	(21)	(519)	(2,571)
Reclassification of unrealized loss on equity securities	5,132	0	0
Reclassification on sale of equity securities	70	(537)	0
Unrealized loss on equity securities	(5,131)	(74)	537
Total other comprehensive income	10,955	14,685	27,892
Comprehensive income	$ 53,669	$ 53,999	$ 88,082

Consolidated Statements of Equity (USD $)		Total	Parent Company [Member]	BIOMED REALTY, L.P. [Member]	Series A Preferred Stock [Member] Parent Company [Member]	Series A Preferred Stock [Member] BIOMED REALTY, L.P. [Member]	Common Stock [Member] Parent Company [Member]	Additional Paid-In Capital [Member] Parent Company [Member]	Accumulated Other Comprehensive (Loss)/Income [Member] Parent Company [Member]	Accumulated Other Comprehensive (Loss)/Income [Member] BIOMED REALTY, L.P. [Member]	Dividends in Excess of Earnings [Member] Parent Company [Member]	Total Stockholders'/Partner's Equity [Member] Parent Company [Member]	Total Stockholders'/Partner's Equity [Member] BIOMED REALTY, L.P. [Member]	Noncontrolling Interests [Member] Parent Company [Member]	Noncontrolling Interests [Member] BIOMED REALTY, L.P. [Member]	Limited Partner [Member] Common Stock [Member] BIOMED REALTY, L.P. [Member]	General Partner [Member] Common Stock [Member] BIOMED REALTY, L.P. [Member]
Balance - value - period start at Dec. 31, 2008			$ 1,637,949,000	$ 1,637,949,000	$ 222,413,000	$ 222,413,000	$ 808,000	$ 1,661,009,000	$ (112,126,000)	$ (112,126,000)	$ (146,536,000)	$ 1,625,568,000	$ 1,638,037,000	$ 12,381,000	$ (88,000)	$ 12,469,000	$ 1,515,281,000
Balance - units - period start at Dec. 31, 2008						9,200,000										3,435,514	80,757,421
Balance - shares - period start at Dec. 31, 2008							80,757,421
Stock Issued During Period, Shares, New Issues							17,302,754										17,302,754
Stock Issued During Period, Value, New Issues			174,167,000	174,167,000			173,000	173,994,000				174,167,000	174,167,000				174,167,000
Net issuances of unvested restricted common stock/OP units - shares							581,140										581,140
Net issuances of unvested restricted common stock/OP units - value			(31,000)	(31,000)			6,000	(37,000)				(31,000)	(31,000)				(31,000)
Conversion of OP units to common stock - shares							358,954									(358,954)	358,954
Conversion of OP units to common stock - value							3,000	2,108,000				2,111,000		(2,111,000)		(2,111,000)	2,111,000
Vesting of share-based awards			5,625,000	5,625,000				5,625,000				5,625,000	5,625,000				5,625,000
Reallocation of equity to noncontrolling interests/limited partners								852,000				852,000		(852,000)		79,000	(79,000)
Common stock dividends			(62,652,000)								(62,652,000)	(62,652,000)
OP unit distributions			(2,245,000)	(81,860,000)		(16,963,000)							(81,860,000)	1,468,000		(2,245,000)	(62,652,000)
Net income			60,190,000	60,190,000		16,963,000					(16,963,000)	58,722,000	60,254,000		(64,000)	1,532,000	41,759,000
Preferred stock dividends/unit distributions			(16,963,000)									(16,963,000)
Reclassification of unrealized loss on equity securities			0	0
Unrealized loss on equity securities			537,000	537,000					511,000	537,000		511,000	537,000	26,000
Amortization of deferred interest costs			3,588,000	3,588,000					3,485,000	3,588,000		3,485,000	3,588,000	103,000
Unrealized gain on derivative instruments, net			23,767,000	23,767,000					22,947,000	23,767,000		22,947,000	23,767,000	820,000
Balance - value - period end at Dec. 31, 2009			1,823,932,000	1,823,932,000	222,413,000	222,413,000	990,000	1,843,551,000	(85,183,000)	(84,234,000)	(167,429,000)	1,814,342,000	1,824,084,000	9,590,000	(152,000)	9,724,000	1,676,181,000
Balance - units - period end at Dec. 31, 2009						9,200,000										3,076,560	99,000,269
Balance - shares - period end at Dec. 31, 2009							99,000,269
Net income	[1]		8,219,000	8,219,000
Preferred stock dividends/unit distributions	[1]		442,000
Balance - value - period end at Mar. 31, 2010
Balance - value - period start at Dec. 31, 2009			1,823,932,000		222,413,000		990,000	1,843,551,000				1,814,342,000
Balance - shares - period start at Dec. 31, 2009							99,000,269
Stock Issued During Period, Shares, New Issues							31,426,000
Stock Issued During Period, Value, New Issues			523,672,000				314,000	523,358,000				523,672,000
Balance - value - period end at Sep. 30, 2010
Balance - value - period start at Dec. 31, 2009			1,823,932,000	1,823,932,000	222,413,000	222,413,000	990,000	1,843,551,000	(85,183,000)	(84,234,000)	(167,429,000)	1,814,342,000	1,824,084,000		(152,000)	9,724,000	1,676,181,000
Balance - units - period start at Dec. 31, 2009						9,200,000										3,076,560	99,000,269
Balance - shares - period start at Dec. 31, 2009							99,000,269
Stock Issued During Period, Shares, New Issues																	31,426,000
Stock Issued During Period, Value, New Issues				523,672,000									523,672,000				523,672,000
Net issuances of unvested restricted common stock/OP units - shares							544,930										544,930
Net issuances of unvested restricted common stock/OP units - value			(1,238,000)	(1,238,000)			5,000	(1,243,000)				(1,238,000)	(1,238,000)				(1,238,000)
Conversion of OP units to common stock - shares							75,310									(75,310)	75,310
Conversion of OP units to common stock - value							1,000	(30,000)				(29,000)				29,000	(29,000)
Vesting of share-based awards			6,989,000	6,989,000				6,989,000				6,989,000	6,989,000				6,989,000
Reallocation of equity to noncontrolling interests/limited partners								(1,137,000)				(1,137,000)				1,514,000	(1,514,000)
Common stock dividends			(75,600,000)								(75,600,000)	(75,600,000)
OP unit distributions			(1,895,000)	(94,458,000)		(16,963,000)							(94,458,000)			(1,895,000)	(75,600,000)
Net income			39,314,000	39,314,000		16,963,000					(16,963,000)	38,816,000	39,362,000		(48,000)	546,000	21,853,000
Reclassification of unrealized loss on equity securities			0	0
Marketable Securities, Realized Gain (Loss)			(537,000)	(537,000)					(522,000)	(537,000)		(522,000)	(537,000)
Unrealized loss on equity securities			(74,000)	(74,000)					(72,000)	(74,000)		(72,000)	(74,000)
Amortization of deferred interest costs			7,114,000	7,114,000					6,943,000	7,114,000		6,943,000	7,114,000
Unrealized gain on derivative instruments, net			8,182,000	8,182,000					7,977,000	8,182,000		7,977,000	8,182,000
Balance - value - period end at Dec. 31, 2010			2,312,896,000	2,312,896,000		222,413,000				(69,549,000)			2,313,096,000		(200,000)	9,918,000	2,150,314,000
Balance - units - period end at Dec. 31, 2010						9,200,000										3,001,250	131,046,509
Balance - shares - period end at Dec. 31, 2010							131,046,509
Balance - value - period start at Sep. 30, 2010
Net income	[1]		12,562,000	12,562,000
Preferred stock dividends/unit distributions	[1]		378,000
Balance - value - period end at Dec. 31, 2010			2,312,896,000	2,312,896,000
Net income	[1]		9,737,000	9,737,000
Preferred stock dividends/unit distributions	[1]		141,000
Balance - value - period end at Mar. 31, 2011
Balance - value - period start at Dec. 31, 2010			2,312,896,000	2,312,896,000		222,413,000				(69,549,000)					(200,000)	9,918,000	2,150,314,000
Balance - units - period start at Dec. 31, 2010						9,200,000										3,001,250	131,046,509
Balance - shares - period start at Dec. 31, 2010							131,046,509
Stock Issued During Period, Shares, New Issues		22,562,922
Stock Issued During Period, Value, New Issues		399,600,000
Net issuances of unvested restricted common stock/OP units - shares							470,780										470,780
Net issuances of unvested restricted common stock/OP units - value							5,000	(2,425,000)									(2,420,000)
Conversion of OP units to common stock - shares							21,271									(21,271)	21,271
Conversion of OP units to common stock - value							1,000	(50,000)						49,000		49,000	(49,000)
Preferred Stock Redemption Premium					(30,944,000)	31,109,000					165,000
Vesting of share-based awards								7,582,000									7,582,000
Reallocation of equity to noncontrolling interests/limited partners								(1,947,000)						1,947,000		2,182,000	(2,182,000)
Common stock dividends											(109,574,000)
OP unit distributions						(16,033,000)								(2,386,000)		(2,386,000)	(109,574,000)
Net income		(309,000)	42,714,000	42,714,000		16,198,000					42,189,000			525,000	(44,000)	569,000	25,991,000
Preferred stock dividends/unit distributions											(16,033,000)
Reclassification of unrealized loss on equity securities			5,132,000	5,132,000					5,021,000	5,132,000				111,000
Marketable Securities, Realized Gain (Loss)									69,000	70,000
Unrealized loss on equity securities			(5,131,000)	(5,131,000)					(5,021,000)	(5,131,000)				(110,000)
Amortization of deferred interest costs									6,877,000	7,027,000				150,000
Unrealized gain on derivative instruments, net									3,773,000	3,857,000				84,000
Balance - value - period end at Dec. 31, 2011			2,612,196,000	2,612,196,000	191,469,000	191,469,000	1,541,000	2,773,994,000	(60,138,000)	(58,594,000)	(304,759,000)	2,602,107,000	2,612,440,000	10,089,000	(244,000)	10,332,000	2,469,233,000
Balance - units - period end at Dec. 31, 2011						7,920,000										2,979,979	154,101,482
Balance - shares - period end at Dec. 31, 2011							154,101,482
Balance - value - period start at Sep. 30, 2011
Net income	[1]		15,790,000	15,790,000
Preferred stock dividends/unit distributions	[1]		163,000
Balance - value - period end at Dec. 31, 2011			$ 2,612,196,000	$ 2,612,196,000								$ 2,602,107,000	$ 2,612,440,000

[1]	The sum of quarterly financial data may vary from the annual data due to rounding.

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income	$ (309,000)
Adjustments to reconcile net income to net cash provided by operating activities:
Bad Debt Expense	2,300,000	1,800,000	6,300,000
Compensation expense related to restricted common stock and LTIP units / share-based payments	11,612,000	10,901,000	7,475,000
BIOMED REALTY, L.P. [Member]
Operating activities:
Net income	42,714,000	39,314,000	60,190,000
DepreciationAndAmortizationIncludingDiscontinuedOperations	142,681,000	115,355,000	109,620,000
Adjustments to reconcile net income to net cash provided by operating activities:
Bad Debt Expense	2,277,000	1,759,000	6,257,000
Non-cash revenue adjustments	10,400,000	1,107,000	(4,966,000)
Other non-cash adjustments	9,130,000	14,660,000	5,737,000
Compensation expense related to restricted common stock and LTIP units / share-based payments	7,582,000	6,989,000	5,625,000
Distributions representing a return on capital from unconsolidated partnerships	2,428,000	1,374,000	586,000
Changes in operating assets and liabilities:
Accounts receivable	(1,308,000)	(2,052,000)	4,197,000
Accrued straight-line rents	(24,925,000)	(26,285,000)	(29,100,000)
Deferred leasing costs	(12,583,000)	(5,631,000)	(8,669,000)
Other assets	2,640,000	(11,592,000)	(8,361,000)
Accounts payable, accrued expenses and other liabilities	(6,005,000)	26,897,000	3,012,000
Net cash provided by operating activities	175,031,000	161,895,000	144,128,000
Investing activities:
Purchases of interests in and additions to investments in real estate and related intangible assets	(536,835,000)	(706,205,000)	(114,802,000)
Payments to Acquire Equity Method Investments	(54,436,000)	(4,397,000)	(42,825,000)
Purchases of equity securities	(5,245,000)
Proceeds from the sale of equity securities	125,000	1,227,000	961,000
Proceeds from Collection of Lease Receivables		189,000
Funds held in escrow for acquisitions	(7,940,000)	(1,800,000)
Net cash used in investing activities	(604,331,000)	(710,986,000)	(156,666,000)
Financing activities:
Payment of common stock offering costs	(31,109,000)
Proceeds from Issuance of OP units	399,571,000	523,672,000	174,167,000
Payment of deferred loan costs	(9,712,000)	(8,912,000)	(4,037,000)
Unsecured line of credit proceeds	771,575,000	745,392,000	483,337,000
Unsecured line of credit payments	(896,025,000)	(750,608,000)	(194,438,000)
Proceeds from Issuance of Secured Debt	0	0	368,000,000
Principal payments on mortgage notes payable	(67,741,000)	(23,463,000)	(49,854,000)
Secured term loan repayments		(250,000,000)
Repurchases of exchangeable senior notes due 2026	(19,800,000)	(26,410,000)	(74,181,000)
Proceeds from exchangeable senior notes due 2030		180,000,000
Proceeds from unsecured senior notes	397,460,000	247,443,000
Repayments of Construction Loans Payable	0	0	(507,128,000)
Settlement Of Derivative Instruments	0	0	(86,482,000)
Deferred settlement payments on interest rate swaps, net	(21,000)	(519,000)	(2,571,000)
Dividends paid to common stockholders/unitholders	(103,331,000)	(68,996,000)	(78,812,000)
Dividends paid to preferred stockholders/unitholders	(16,623,000)	(16,963,000)	(16,963,000)
Net cash provided by financing activities	424,244,000	550,636,000	11,038,000
Net (decrease)/increase in cash and cash equivalents	(5,056,000)	1,545,000	(1,500,000)
Cash and cash equivalents at beginning of period	21,467,000	19,922,000	21,422,000
Cash and cash equivalents at end of period	16,411,000	21,467,000	19,922,000
Supplemental disclosure of cash flow information:
Cash paid during the period for interest (net of amounts capitalized of $3,311 and $2,946, respectively)	76,005,000	74,620,000	52,971,000
Supplemental disclosure of non-cash investing and financing activities:
Accrual for preferred stock/unit dividends/distributions declared	31,417,000	22,788,000	14,290,000
Accrual for common stock/unit dividends/distributions declared	3,651,000	4,241,000	4,241,000
Accrued additions to real estate and related intangible assets	24,317,000	37,415,000	13,296,000
Parent Company [Member]
Operating activities:
Net income	42,714,000	39,314,000	60,190,000
DepreciationAndAmortizationIncludingDiscontinuedOperations	142,681,000	115,355,000	109,620,000
Adjustments to reconcile net income to net cash provided by operating activities:
Bad Debt Expense	2,277,000	1,759,000	6,257,000
Non-cash revenue adjustments	10,400,000	1,107,000	(4,966,000)
Other non-cash adjustments	9,130,000	14,660,000	5,737,000
Compensation expense related to restricted common stock and LTIP units / share-based payments	7,582,000	6,989,000	5,625,000
Distributions representing a return on capital from unconsolidated partnerships	2,428,000	1,374,000	586,000
Changes in operating assets and liabilities:
Accounts receivable	(1,308,000)	(2,052,000)	4,197,000
Accrued straight-line rents	(24,925,000)	(26,285,000)	(29,100,000)
Deferred leasing costs	(12,583,000)	(5,631,000)	(8,669,000)
Other assets	2,640,000	(11,592,000)	(8,361,000)
Accounts payable, accrued expenses and other liabilities	(6,005,000)	26,897,000	3,012,000
Net cash provided by operating activities	175,031,000	161,895,000	144,128,000
Investing activities:
Purchases of interests in and additions to investments in real estate and related intangible assets	(536,835,000)	(706,205,000)	(114,802,000)
Payments to Acquire Equity Method Investments	(54,436,000)	(4,397,000)	(42,825,000)
Purchases of equity securities	(5,245,000)
Proceeds from the sale of equity securities	125,000	1,227,000	961,000
Proceeds from Collection of Lease Receivables	0	189,000	0
Funds held in escrow for acquisitions	(7,940,000)	(1,800,000)
Net cash used in investing activities	(604,331,000)	(710,986,000)	(156,666,000)
Financing activities:
Proceeds from common stock offering	404,328,000	545,804,000	181,861,000
Payments for Repurchase of Preferred Stock and Preference Stock	(4,757,000)	(22,132,000)	(7,694,000)
Payment of common stock offering costs	(31,109,000)
Payment of deferred loan costs	(9,712,000)	(8,912,000)	(4,037,000)
Unsecured line of credit proceeds	771,575,000	745,392,000	483,337,000
Unsecured line of credit payments	(896,025,000)	(750,608,000)	(194,438,000)
Proceeds from Issuance of Secured Debt	0	0	368,000,000
Principal payments on mortgage notes payable	(67,741,000)	(23,463,000)	(49,854,000)
Secured term loan repayments		(250,000,000)
Repurchases of exchangeable senior notes due 2026	(19,800,000)	(26,410,000)	(74,181,000)
Proceeds from exchangeable senior notes due 2030		180,000,000
Proceeds from unsecured senior notes	397,460,000	247,443,000
Repayments of Construction Loans Payable	0	0	(86,482,000)
Settlement Of Derivative Instruments	0	0	(507,128,000)
Deferred settlement payments on interest rate swaps, net	(21,000)	(519,000)	(2,571,000)
Distributions to operating partnership unit and LTIP unit holders	(2,299,000)	(1,816,000)	(2,966,000)
Dividends paid to common stockholders/unitholders	(101,032,000)	(67,180,000)	(75,846,000)
Dividends paid to preferred stockholders/unitholders	(16,623,000)	(16,963,000)	(16,963,000)
Net cash provided by financing activities	424,244,000	550,636,000	11,038,000
Net (decrease)/increase in cash and cash equivalents	(5,056,000)	1,545,000	(1,500,000)
Cash and cash equivalents at beginning of period	21,467,000	19,922,000	21,422,000
Cash and cash equivalents at end of period	16,411,000	21,467,000	19,922,000
Supplemental disclosure of cash flow information:
Cash paid during the period for interest (net of amounts capitalized of $3,311 and $2,946, respectively)	76,005,000	74,620,000	52,971,000
Supplemental disclosure of non-cash investing and financing activities:
Accrual for preferred stock/unit dividends/distributions declared	3,651,000	4,241,000	4,241,000
Accrual for common stock/unit dividends/distributions declared	30,821,000	22,279,000	13,860,000
Accrual for distributions declared for operating partnership unit and LTIP unit holders	596,000	509,000	430,000
Accrued additions to real estate and related intangible assets	$ 24,317,000	$ 37,415,000	$ 13,296,000

Organization of the Parent Company and Description of Business	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization of the Parent Company and Description of Business
Organization of the Parent Company and Description of Business

BioMed Realty Trust, Inc., a Maryland corporation (the “Parent Company”) operates as a fully integrated, self-administered and self-managed real estate investment trust (“REIT”) focused on acquiring, developing, owning, leasing and managing laboratory and office space for the life science industry principally through its subsidiary, BioMed Realty, L.P., a Maryland limited partnership (the “Operating Partnership” and together with the Parent Company referred to as the “Company”). The Company's tenants primarily include biotechnology and pharmaceutical companies, scientific research institutions, government agencies and other entities involved in the life science industry. The Company's properties are generally located in markets with well-established reputations as centers for scientific research, including Boston, San Francisco, San Diego, Maryland, New York/New Jersey, Pennsylvania and Seattle.

The Parent Company is the sole general partner of the Operating Partnership and, as of December 31, 2011, owned a 98.1% interest in the Operating Partnership. The remaining 1.9% interest in the Operating Partnership is held by limited partners. Each partner's percentage interest in the Operating Partnership is determined based on the number of operating partnership units and long-term incentive plan units (“LTIP units” and together with the operating partnership units, the “OP units”) owned as compared to total OP units (and potentially issuable OP units, as applicable) outstanding as of each period end and is used as the basis for the allocation of net income or loss to each partner.

Information with respect to the number of properties, square footage, and the percent of rentable square feet leased to tenants is unaudited.

Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation and Summary of Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries, partnerships and limited liability companies it controls, and variable interest entities for which the Company has determined itself to be the primary beneficiary. All material intercompany transactions and balances have been eliminated. The Company consolidates entities the Company controls and records a noncontrolling interest for the portions not owned by the Company. Control is determined, where applicable, by the sufficiency of equity invested and the rights of the equity holders, and by the ownership of a majority of the voting interests, with consideration given to the existence of approval or veto rights granted to the minority stockholder. If the minority stockholder holds substantive participating rights, it overcomes the presumption of control by the majority voting interest holder. In contrast, if the minority stockholder simply holds protective rights (such as consent rights over certain actions), it does not overcome the presumption of control by the majority voting interest holder.

Investments in Partnerships and Limited Liability Companies

The Company evaluates its investments in limited liability companies and partnerships to determine whether such entities may be a variable interest entity, or VIE, and, if a VIE, whether the Company is the primary beneficiary. Generally, an entity is determined to be a VIE when either (1) the equity investors (if any) lack one or more of the essential characteristics of a controlling financial interest, (2) the equity investment at risk is insufficient to finance that entity's activities without additional subordinated financial support or (3) the equity investors have voting rights that are not proportionate to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest. The primary beneficiary is the entity that has both (1) the power to direct matters that most significantly impact the VIE's economic performance and (2) the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. The Company considers a variety of factors in identifying the entity that holds the power to direct matters that most significantly impact the VIE's economic performance including, but not limited to, the ability to direct financing, leasing, construction and other operating decisions and activities. In addition, the Company considers the rights of other investors to participate in policy making decisions, to replace or remove the manager and to liquidate or sell the entity. The obligation to absorb losses and the right to receive benefits when a reporting entity is affiliated with a VIE must be based on ownership, contractual, and/or other pecuniary interests in that VIE. The Company has determined that it is the primary beneficiary in six VIEs, consisting of single-tenant properties in which the tenant has a fixed-price purchase option, which are consolidated and reflected in the accompanying consolidated financial statements. Selected financial data of the VIEs at December 31, 2011 and 2010 consist of the following:

	December 31, 2011	December 31, 2010
Investment in real estate, net	$409,327	$375,428
Total assets	454,208	414,993
Total debt	146,581	147,000
Total liabilities	151,893	161,697

If the foregoing conditions do not apply, the Company considers whether a general partner or managing member controls a limited partnership or limited liability company. The general partner in a limited partnership or managing member in a limited liability company is presumed to control that limited partnership or limited liability company. The presumption may be overcome if the limited partners or members have either (1) the substantive ability to dissolve the limited partnership or limited liability company or otherwise remove the general partner or managing member without cause or (2) substantive participating rights, which provide the limited partners or members with the ability to effectively participate in significant decisions that would be expected to be made in the ordinary course of the limited partnership's or limited liability company's business and thereby preclude the general partner or managing member from exercising unilateral control over the partnership or company. If these criteria are met and the Company is the general partner or the managing member, as applicable, the consolidation of the partnership or limited liability company is required.

Except for investments that are consolidated, the Company accounts for investments in entities over which it exercises significant influence, but does not control, under the equity method of accounting. These investments are recorded initially at cost and subsequently adjusted for equity in earnings and cash contributions and distributions. Under the equity method of accounting, the Company's net equity in the investment is reflected in the consolidated balance sheets and its share of net income or loss is included in the Company's consolidated statements of income.

On a periodic basis, management assesses whether there are any indicators that the carrying value of the Company's investments in unconsolidated partnerships or limited liability companies may be impaired on a more than temporary basis. An investment is impaired only if management's estimate of the fair-value of the investment is less than the carrying value of the investment on a more than temporary basis. To the extent impairment has occurred, the loss is measured as the excess of the carrying value of the investment over the fair-value of the investment. Management does not believe that the carrying value of any of the Company's unconsolidated investments in partnerships or limited liability companies was impaired as of December 31, 2011.

Investments in Real Estate, Net

Investments in real estate are carried at depreciated cost. Depreciation and amortization are recorded on a straight-line basis over the estimated useful lives of the assets as follows:

Buildings and improvements	Remaining useful life, not to exceed 40 years
Tenant improvements	Shorter of the useful lives or the terms of the related leases
Furniture, fixtures, and equipment (other assets)	Three to five years
Acquired in-place leases	Non-cancelable term of the related lease
Acquired management agreements	Non-cancelable term of the related agreement

Investments in real estate, net consisted of the following (in thousands):

	December 31, 2011	December 31, 2010
Land	$591,009	$578,753
Land under development	56,008	47,920
Buildings and improvements	3,615,678	3,160,392
Construction in progress	140,025	91,027
	4,402,720	3,878,092
Accumulated depreciation	(452,474)	(341,978)
	$3,950,246	$3,536,114

Purchase accounting is applied to the assets and liabilities of real estate properties in which the Company acquires a controlling interest or a partial interest. The fair-value of tangible assets of an acquired property (which includes land, buildings, and improvements) is determined by valuing the property as if it were vacant, and the “as-if-vacant” value is then allocated to land, buildings and improvements based on management's determination of the relative fair-value of these assets. Factors considered by the Company in performing these analyses include an estimate of the carrying costs during the expected lease-up periods, current market conditions and costs to execute similar leases. In estimating carrying costs, the Company includes real estate taxes, insurance and other operating expenses and estimates of lost rental revenue during the expected lease-up periods based on current market demand. Upon the acquisition of a controlling interest of an investment in an unconsolidated partnership, such partnership is consolidated and a gain is recognized equal to the amount in which the fair-value of the noncontrolling interest in such partnership exceeded its carrying value at the time of obtaining control.

The aggregate value of other acquired intangible assets consisting of acquired in-place leases and acquired management agreements (see deferred leasing costs below) are recorded based on a variety of considerations including, but not necessarily limited to: (1) the value associated with avoiding the cost of originating the acquired in-place leases (i.e. the market cost to execute a lease, including leasing commissions and legal fees, if any); (2) the value associated with lost revenue related to tenant reimbursable operating costs estimated to be incurred during the assumed lease-up period (i.e. real estate taxes and insurance); and (3) the value associated with lost rental revenue from existing leases during the assumed lease-up period (see discussion of the recognition of acquired above-market and below-market leases in Revenue Recognition section below). The fair-value assigned to the acquired management agreements are recorded at the present value (using a discount rate which reflects the risks associated with the management agreements acquired) of the acquired management agreements with certain tenants of the acquired properties. The Company has also considered the existence of a tenant relationship intangible asset, but has not historically allocated any value to tenant relationships apart from acquired in-place leases. The values of in-place leases and management agreements are amortized to expense over the remaining non-cancelable period of the respective leases or agreements. If a lease were to be terminated or if termination is determined to be likely (e.g., in the case of a tenant bankruptcy) prior to its contractual expiration, amortization of all unamortized amounts related to that lease would be accelerated and such amounts written off.

Costs incurred in connection with the development or construction of properties and improvements are capitalized. Capitalized costs include pre-construction costs essential to the development of the property, development costs, construction costs, interest costs, real estate taxes, salaries and related costs and other direct costs incurred during the period of development. The Company capitalizes costs on land and buildings under development until construction is substantially complete and the property is held available for occupancy. Determination of when a development project is substantially complete and when capitalization must cease involves a degree of judgment. The Company considers a construction project as substantially complete and held available for occupancy upon the completion of landlord-owned tenant improvements or when the lessee takes possession of the unimproved space for construction of its own improvements, but no later than one year from cessation of major construction activity. The Company ceases capitalization on the portion substantially completed and occupied or held available for occupancy, and capitalizes only those costs associated with any remaining portion under construction. Interest costs capitalized for the years ended December 31, 2011, 2010 and 2009 were $7.6 million, $5.4 million, and $12.4 million, respectively. Payroll costs capitalized for the years ended December 31, 2011, 2010 and 2009 were $1.3 million, $832,000, and $697,000, respectively. Costs associated with acquisitions are charged to expense.

Repair and maintenance costs are charged to expense as incurred and significant replacements and betterments are capitalized. Repairs and maintenance costs include all costs that do not extend the useful life of an asset or increase its operating efficiency. Significant replacement and betterments represent costs that extend an asset's useful life or increase its operating efficiency.

Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed

The Company reviews long-lived assets and certain identifiable intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The review of recoverability is based on an estimate of the future undiscounted cash flows (excluding interest charges) expected to result from the long-lived asset's use and eventual disposition. These cash flows consider factors such as expected future operating income, trends and prospects, as well as the effects of leasing demand, competition and other factors. If impairment exists due to the inability to recover the carrying value of a long-lived asset, an impairment loss is recorded to the extent that the carrying value exceeds the estimated fair-value of the property. The Company is required to make subjective assessments as to whether there are impairments in the values of its investments in long-lived assets. These assessments have a direct impact on the Company's net income because recording an impairment loss results in an immediate negative adjustment to net income. The evaluation of anticipated cash flows is highly subjective and is based in part on assumptions regarding future occupancy, rental rates and capital requirements that could differ materially from actual results in future periods. Although the Company's strategy is to hold its properties over the long-term, if the Company's strategy changes or market conditions otherwise dictate an earlier sale date, an impairment loss may be recognized to reduce the property to the lower of the carrying amount or fair-value, and such loss could be material. As of and through December 31, 2011, no assets have been identified as impaired and no such impairment losses have been recognized.

Cash and Cash Equivalents

Cash and cash equivalents consist of highly liquid investments with original maturities of three months or less. We maintain our cash at insured financial institutions. The combined account balances at each institution periodically exceed FDIC insurance coverage, and, as a result, there is a concentration of credit risk related to amounts in excess of FDIC limits. The Company believes that the risk is not significant.

Restricted Cash

Restricted cash primarily consists of cash deposits for real estate taxes, insurance and capital expenditures as required by certain mortgage notes payable.

Deferred Leasing Costs

Leasing commissions and other direct costs associated with obtaining new or renewal leases are recorded at cost and amortized on a straight-line basis over the terms of the respective leases, with remaining terms ranging from less than one year to approximately 20 years as of December 31, 2011. Deferred leasing costs also include the net carrying value of acquired in-place leases and acquired management agreements.

Deferred leasing costs, net at December 31, 2011 consisted of the following (in thousands):

	Balance at	Accumulated
	December 31, 2011	Amortization	Net
Acquired in-place leases	$260,552	$(150,453)	$110,099
Acquired management agreements	22,696	(12,641)	10,055
Deferred leasing and other direct costs	54,461	(17,360)	37,101
	$337,709	$(180,454)	$157,255

Deferred leasing costs, net at December 31, 2010 consisted of the following (in thousands):

	Balance at
	December 31, 2010	Accumulated Amortization	Net
Acquired in-place leases	$216,674	$(126,484)	$90,190
Acquired management agreements	18,557	(11,132)	7,425
Deferred leasing and other direct costs	40,531	(13,086)	27,445
	$275,762	$(150,702)	$125,060

The estimated amortization expense for deferred leasing costs at December 31, 2011 was as follows (in thousands):

2012	$34,519
2013	26,046
2014	24,452
2015	20,681
2016	13,607
Thereafter	37,950
$157,255

Revenue Recognition, Operating Expenses and Lease Terminations

The Company commences revenue recognition on its leases based on a number of factors. In most cases, revenue recognition under a lease begins when the lessee takes possession of or controls the physical use of the leased asset. Generally, this occurs on the lease commencement date. In determining what constitutes the leased asset, the Company evaluates whether the Company or the lessee is the owner, for accounting purposes, of the tenant improvements. If the Company is the owner, for accounting purposes, of the tenant improvements, then the leased asset is the finished space and revenue recognition begins when the lessee takes possession of the finished space, typically when the improvements are substantially complete. If the Company concludes that it is not the owner, for accounting purposes, of the tenant improvements (the lessee is the owner), then the leased asset is the unimproved space and any tenant improvement allowances funded under the lease are treated as lease incentives, which reduce revenue recognized on a straight-line basis over the remaining non-cancelable term of the respective lease. In these circumstances, the Company begins revenue recognition when the lessee takes possession of the unimproved space for the lessee to construct improvements. The determination of who is the owner, for accounting purposes, of the tenant improvements determines the nature of the leased asset and when revenue recognition under a lease begins. The Company considers a number of different factors to evaluate whether it or the lessee is the owner of the tenant improvements for accounting purposes. These factors include:

•	whether the lease stipulates how and on what a tenant improvement allowance may be spent;

•	whether the tenant or landlord retain legal title to the improvements;

•	the uniqueness of the improvements;

•	the expected economic life of the tenant improvements relative to the length of the lease;

•	the responsible party for construction cost overruns; and

•	who constructs or directs the construction of the improvements.
The determination of who owns the tenant improvements, for accounting purposes, is subject to significant judgment. In making that determination, the Company considers all of the above factors. However, no one factor is determinative in reaching a conclusion.

All leases are classified as operating leases and minimum rents are recognized on a straight-line basis over the term of the related lease. The excess of rents recognized over amounts contractually due pursuant to the underlying leases are included in accrued straight-line rents on the accompanying consolidated balance sheets and contractually due but unpaid rents are included in accounts receivable. Existing leases at acquired properties are reviewed at the time of acquisition to determine if contractual rents are above or below current market rents for the acquired property. An identifiable lease intangible asset or liability is recorded based on the present value (using a discount rate that reflects the risks associated with the acquired leases) of the difference between (1) the contractual amounts to be paid pursuant to the in-place leases and (2) the Company's estimate of the fair market lease rates for the corresponding in-place leases at acquisition, measured over a period equal to the remaining non-cancelable term of the leases and any fixed rate renewal periods (based on the Company's assessment of the likelihood that the renewal periods will be exercised). The capitalized above-market lease values are amortized as a reduction of rental revenue on a straight-line basis over the remaining non-cancelable terms of the respective leases. The capitalized below-market lease values are amortized as an increase to rental revenue on a straight-line basis over the remaining non-cancelable terms of the respective leases and any fixed-rate renewal periods, if applicable. If a tenant vacates its space prior to the contractual termination of the lease and no rental payments are being made on the lease, any unamortized balance of the related intangible will be written off.

The impact of the straight-line rent revenue, acquired above and below market lease revenue, and lease incentive revenue consisted of the following (in thousands):

	Years Ended December 31,
	2011	2010	2009
Straight-line rent revenue	$25,243	$26,285	$29,100
Acquired above-market lease revenue	(9,607)	(2,890)	(1,282)
Acquired below-market lease revenue	1,453	3,992	7,526
Lease incentive revenue	(2,246)	(2,209)	(1,278)
Net increase to revenue	$14,843	$25,178	$34,066

Total estimated minimum rents under non-cancelable operating tenant leases in effect at December 31, 2011 were as follows (in thousands):

2012	$365,816
2013	362,528
2014	353,587
2015	338,306
2016	294,634
Thereafter	1,771,814
$3,486,685

The estimated amortization for acquired above- and below-market lease revenue and lease incentive revenue at December 31, 2011 was as follows (in thousands):

	2012	2013	2014	2015	2016	Thereafter	Total
Amortization of:
Acquired above-market leases	$(9,718)	$(4,652)	$(4,078)	$(1,640)	$(985)	$(5,245)	$(26,318)
Acquired below-market leases	1,351	1,088	819	634	507	2,110	6,509
Lease incentive	(2,873)	(2,671)	(2,671)	(2,671)	(2,450)	(9,615)	(22,951)

Rental operations expenses, consisting of real estate taxes, insurance and common area maintenance costs, are subject to recovery from tenants under the terms of lease agreements. Amounts recovered are dependent on several factors, including occupancy and lease terms. Revenues are recognized in the period the expenses are incurred. The reimbursements are recorded in revenues as tenant recoveries, and the expenses are recorded in rental operations expenses, as the Company is generally the primary obligor with respect to purchasing goods and services from third-party suppliers, has discretion in selecting the supplier and bears the credit risk.

On an ongoing basis, the Company evaluates the recoverability of tenant balances, including rents receivable, straight-line rents receivable, tenant improvements, deferred leasing costs and any acquisition intangibles. When it is determined that the recoverability of tenant balances is not probable, an allowance for expected losses related to tenant receivables, including straight-line rents receivable, utilizing the specific identification method, is recorded as a charge to earnings. Upon the termination of a lease, the amortization of tenant improvements, deferred leasing costs and acquisition intangible assets and liabilities is accelerated to the expected termination date as a charge to their respective line items and tenant receivables are written off as a reduction of the allowance in the period in which the balance is deemed to be no longer collectible. For financial reporting purposes, a lease is treated as terminated upon a tenant filing for bankruptcy, when a space is abandoned and a tenant ceases rent payments, or when other circumstances indicate that termination of a tenant's lease is probable (e.g., eviction). Lease termination fees are recognized in other income when the related leases are canceled, the amounts to be received are fixed and determinable and collectability is assured, and when the Company has no continuing obligation to provide services to such former tenants.

Allowance for Doubtful Accounts

The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of tenants to make required rent and tenant recovery payments or defaults. The Company maintains an allowance for accrued straight-line rents. The determination of this allowance is based on the tenants' payment history and current credit status. Bad debt expense included in rental operations expenses was $2.3 million, $1.8 million and $6.3 million for the years ended December 31, 2011, 2010 and 2009, respectively. The Company's allowance for doubtful accounts included in accounts receivable, net and accrued straight line rent, net was $2.9 million and $3.4 million as of December 31, 2011 and 2010, respectively.

Investments

The Company, through its Operating Partnership, holds equity investments in certain publicly-traded companies and privately-held companies primarily involved in the life science industry. The Company may accept equity investments from tenants in lieu of cash rents, as prepaid rent pursuant to the execution of a lease, or as additional consideration for a lease termination. The Company does not acquire investments for trading purposes and, as a result, all of the Company's investments in publicly-traded companies are considered “available-for-sale” and are recorded at fair-value. Changes in the fair-value of investments classified as available-for-sale are recorded in comprehensive income. The fair-value of the Company's equity investments in publicly-traded companies is determined based upon the closing trading price of the equity security as of the balance sheet date, with unrealized gains and losses shown as a separate component of stockholders' equity. Investments in privately-held companies are generally accounted for under the cost method, because the Company does not influence any operating or financial policies of the companies in which it invests. The classification of investments is determined at the time each investment is made, and such determination is reevaluated at each balance sheet date. The cost of investments sold is determined by the specific identification method, with net realized gains and losses included in other income. For all investments, if a decline in the fair-value of an investment below its carrying value is determined to be other-than-temporary, such investment is written down to its estimated fair-value with a non-cash charge to earnings. The factors that the Company considers in making these assessments include, but are not limited to, market prices, market conditions, available financing, prospects for favorable or unfavorable clinical trial results, new product initiatives and new collaborative agreements.

Investments in equity securities, which are included in other assets on the accompanying consolidated balance sheets, consisted of the following (in thousands):

	December 31, 2011	December 31, 2010
Available-for-sale securities, historical cost	$5,585	$4,133
Other-than-temporary unrealized loss	(4,595)	—
Unrealized loss	(2)	(73)
Available-for-sale securities, fair-value(1)	988	4,060
Privately-held securities, cost basis	4,245	—
Total equity securities	$5,233	$4,060
____________

(1)	Determination of fair-value is classified as Level 1 in the fair-value hierarchy based on the use of quoted prices in active markets.

The Company's investments in available-for-sale securities of two publicly traded companies currently have fair market values that are less than the Company's initial cost basis in these securities due to decreases in their respective stock prices during the year ended December 31, 2011. During the year ended December 31, 2011, the Company reclassified to other expense from accumulated other comprehensive loss, an unrealized loss, considered to be other than temporary, of approximately $5.1 million, relating to its investment in securities of these companies. Management will continue to periodically evaluate whether any investment, the fair-value of which is less than the Company's initial cost basis, should be considered other-than-temporarily-impaired. If other than temporary impairment is considered to exist, the related unrealized loss will be reclassified from accumulated other comprehensive loss and recorded as a reduction of net income.

During the year ended December 31, 2010, the Company sold a portion of its available-for-sale securities, resulting in net proceeds of approximately $1.2 million and a realized gain on sale of approximately $865,000 (based on a specific identification of the securities sold), which was reclassified from accumulated other comprehensive loss and recognized in other income in the accompanying consolidated statements of income.

The Company's remaining investments consisted of securities in privately-held companies or funds, which are recorded at cost basis due to the Company's lack of control or significant influence over such companies or funds. The Company invested in equity securities of two privately-held companies and two privately-held funds during the year ended December 31, 2011. There were no identified events or changes in circumstances that may have a significant adverse effect on the carrying value of the Company's cost basis investments and therefore, no evaluation of impairment was performed during the year ended December 31, 2011 on the Company's cost basis investments.

Share-Based Payments

All share-based payments to employees are recognized in the income statement based on their fair-value. Through December 31, 2011, the Company had only awarded restricted stock of the Parent Company and LTIP unit grants of the Operating Partnership under its incentive award plan, both of which are valued based on the closing market price of the underlying common stock on the date of grant, and had not granted any stock options. The fair-value of all share-based payments is amortized to general and administrative expense and rental operations expense over the relevant service period, adjusted for anticipated forfeitures.

Assets and Liabilities Measured at Fair-Value

The Company measures financial instruments and other items at fair-value where required under GAAP, but has elected not to measure any additional financial instruments and other items at fair-value as permitted under fair-value option accounting guidance.

Fair-value measurement is determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair-value measurements, there is a fair-value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity's own assumptions about market participant assumptions (unobservable inputs classified within Level 3 of the hierarchy).

Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), such as interest rates, foreign exchange rates, and yield curves that are observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the asset or liability, which are typically based on an entity's own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair-value measurement is based on inputs from different levels of the fair-value hierarchy, the level in the fair-value hierarchy within which the entire fair-value measurement falls is based on the lowest level input that is significant to the fair-value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair-value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

The Company has used interest rate swaps to manage its interest rate risk. The valuation of these instruments is determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves. The fair-values of interest rate swaps are determined using the market standard methodology of netting the discounted future fixed cash receipts (or payments) and the discounted expected variable cash payments (or receipts). The variable cash payments (or receipts) are based on an expectation of future interest rates (forward curves) derived from observable market interest rate curves. The Company incorporates credit valuation adjustments to appropriately reflect both its own nonperformance risk and the respective counterparty's nonperformance risk in the fair-value measurements. In adjusting the fair-value of its derivative contracts for the effect of nonperformance risk, the Company has considered the impact of netting and any applicable credit enhancements, such as collateral postings, thresholds, mutual puts, and guarantees.

Although the Company has determined that the majority of the inputs used to value its derivatives fall within Level 2 of the fair-value hierarchy, the credit valuation adjustments associated with its derivatives utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by itself and its counterparties. However, as of December 31, 2011, the Company has determined that the impact of the credit valuation adjustments on the overall valuation of its derivative positions is not significant. As a result, the Company has determined that its derivative valuations in their entirety are classified in Level 2 of the fair-value hierarchy (see Note 9).

The valuation of the Company's investments in publicly-traded companies utilizes observable market-based inputs, based on the closing trading price of securities as of the balance sheet date, therefore, the Company has determined that valuations of available-for-sale securities are classified in Level 1 of the fair-value hierarchy.

No other assets or liabilities are measured at fair-value on a recurring basis, or have been measured at fair-value on a non-recurring basis subsequent to initial recognition, in the accompanying consolidated balance sheets as of December 31, 2011.

Derivative Instruments

The Company records all derivatives on the consolidated balance sheets at fair-value. In determining the fair-value of its derivatives, the Company considers the credit risk of its counterparties and the Company. These counterparties are generally larger financial institutions engaged in providing a variety of financial services. These institutions generally face similar risks regarding adverse changes in market and economic conditions, including, but not limited to, fluctuations in interest rates, exchange rates, equity and commodity prices and credit spreads. The ongoing disruptions in the financial markets have heightened the risks to these institutions. While management believes that its counterparties will meet their obligations under the derivative contracts, it is possible that defaults may occur.

The accounting for changes in the fair-value of derivatives depends on the intended use of the derivative, whether the Company has elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives designated and qualifying as a hedge of the exposure to changes in the fair-value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair-value hedges. Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Derivatives may also be designated as hedges of the foreign currency exposure of a net investment in a foreign operation. Hedge accounting generally provides for the matching of the timing of gain or loss recognition on the hedging instrument with the recognition of the changes in the fair-value of the hedged asset or liability that are attributable to the hedged risk in a fair-value hedge or the earnings effect of the hedged forecasted transactions in a cash flow hedge. The Company may enter into derivative contracts that are intended to economically hedge certain of its risks, even though hedge accounting does not apply or the Company elects not to apply hedge accounting.

For derivatives designated as cash flow hedges, the effective portion of changes in the fair-value of the derivative is initially reported in accumulated other comprehensive income (outside of earnings) and subsequently reclassified to earnings in the period in which the hedged transaction affects earnings. If charges relating to the hedged transaction are being deferred pursuant to redevelopment or development activities, the effective portion of changes in the fair-value of the derivative are also deferred in other comprehensive income on the consolidated balance sheet, and are amortized to the income statement once the deferred charges from the hedged transaction begin again to affect earnings. The ineffective portion of changes in the fair-value of the derivative is recognized directly in earnings. The Company assesses the effectiveness of each hedging relationship by comparing the changes in cash flows of the derivative hedging instrument with the changes in cash flows of the designated hedged item or transaction. For derivatives that are not classified as hedges, changes in the fair-value of the derivative are recognized directly in earnings in the period in which the change occurs.

The Company is exposed to certain risks arising from both its business operations and economic conditions. The Company principally manages its exposures to a wide variety of business and operational risks through management of its core business activities. The Company manages economic risks, including interest rate, liquidity, and credit risk primarily by managing the amount, sources, and duration of its debt funding and the use of derivative financial instruments. Specifically, the Company enters into derivative financial instruments to manage exposures that arise from business activities that result in the receipt or payment of future known or expected cash amounts, the value of which are determined by interest rates. The Company's derivative financial instruments are used to manage differences in the amount, timing, and duration of the Company's known or expected cash receipts and its known or expected cash payments principally related to the Company's investments and borrowings.

The Company's primary objective in using derivatives is to add stability to interest expense and to manage its exposure to interest rate movements or other identified risks. To accomplish this objective, the Company primarily uses interest rate swaps as part of its interest rate risk management strategy. Interest rate swaps designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without exchange of the underlying principal amount. During the years ended December 31, 2011, 2010, and 2009, such derivatives were used to hedge the variable cash flows associated with existing variable-rate debt and future variability in the interest-related cash flows from forecasted issuances of debt (see Note 9). The Company formally documents the hedging relationships for all derivative instruments, has historically accounted for its interest rate swap agreements as cash flow hedges, and does not use derivatives for trading or speculative purposes.

Equity Offering Costs

Underwriting commissions and offering costs are reflected as a reduction of proceeds.

Income Taxes of the Parent Company

The Parent Company has elected to be taxed as a REIT under Sections 856 through 860 of the Internal Revenue Code of 1986, as amended. The Parent Company believes it has qualified and continues to qualify as a REIT. A REIT is generally not subject to federal income tax on that portion of its taxable income that is distributed to its stockholders. Accordingly, no provision has been made for federal income taxes in the accompanying consolidated financial statements. REITs are subject to a number of organizational and operational requirements. If the Parent Company fails to qualify as a REIT in any taxable year, the Parent Company will be subject to federal income tax (including any applicable alternative minimum tax) and, in most of the states, state income tax on its taxable income at regular corporate tax rates. The Parent Company is subject to certain state and local taxes.

Income Taxes of the Operating Partnership

As a partnership, the allocated share of income of the Operating Partnership is included in the income tax returns of the general and limited partners. Accordingly, no accounting for income taxes is required in the accompanying consolidated financial statements. The Operating Partnership may be subject to certain state or local taxes on its income and property.

The Operating Partnership has formed a taxable REIT subsidiary (the “TRS”) on behalf of the Parent Company. In general, the TRS may perform non-customary services for tenants, hold assets that the Parent Company cannot hold directly and, except for the operation or management of health care facilities or lodging facilities or the providing of any person, under a franchise, license or otherwise, rights to any brand name under which any lodging facility or health care facility is operated, may engage in any real estate or non-real estate related business. The TRS is subject to corporate federal income taxes on its taxable income at regular corporate tax rates. There is no tax provision for the TRS for the periods presented in the accompanying consolidated statements of income due to net operating losses incurred. No tax benefits have been recorded since it is not considered more likely than not that the deferred tax asset related to the net operating loss carryforwards will be utilized.

Dividends and Distributions

Earnings and profits, which determine the taxability of dividends and distributions to stockholders, will differ from income reported for financial reporting purposes due to the difference for federal income tax purposes in the treatment of revenue recognition, compensation expense, and in the estimated useful lives of real estate assets used to compute depreciation.

The income tax treatment for dividends was as follows:

	For the Years Ended December 31,
	2011		2010		2009
	Per Share	%	Per Share	%	Per Share	%
Common stock:
Ordinary income	$0.44	57.14%	$0.39	64.66%	$0.45	50.56%
Capital gain	—	0.00%	—	0.00%	—	0.00%
Return of capital	0.33	42.86%	0.21	35.34%	0.44	49.44%
Total	$0.77	100.00%	$0.60	100.00%	$0.89	100.00%
Preferred stock:
Ordinary income	$1.84	100.00%	$1.84	100.00%	$1.84	100.00%
Capital gain	—	0.00%	—	0.00%	—	0.00%
Return of capital	—	0.00%	—	0.00%	—	0.00%
Total	$1.84	100.00%	$1.84	100.00%	$1.84	100.00%

Management's Estimates

Management has made a number of estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reporting of revenue and expenses during the reporting period to prepare these consolidated financial statements in conformity with GAAP. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and reported amounts of revenue and expenses that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions or conditions.

Reclassifications

Certain prior year amounts have been combined to conform to the current year presentation. On the consolidated balance sheets restricted cash, acquired above-market leases, net, and deferred loan costs, net are presented in other assets. Security deposits, distributions payable, derivative instruments, and acquired below-market leases, net are presented in accounts payable, accrued expenses, and other liabilities. On the consolidated statements of income real estate taxes are presented in rental operations expense, interest income is presented in interest expense, net and gains/(losses) on derivative instruments and debt extinguishment are presented in other (expense)/income.

Equity of the Parent Company	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Equity of the Parent Company
Equity of the Parent Company

During the year ended December 31, 2011, the Parent Company issued restricted stock awards to the Company's employees and directors totaling 615,252 and 15,085 shares of common stock, respectively (129,342 shares of common stock were surrendered to the Company and subsequently retired in lieu of cash payments for taxes due on the vesting of restricted stock and 30,215 shares were forfeited during the same period), which are included in the total of common stock outstanding as of the period end.

In November 2011, the Parent Company completed the issuance of 22,562,922 shares of common stock and contributed net proceeds of approximately $399.6 million, after deducting the underwriter's discount and commissions and offering expenses, to the Operating Partnership in exchange for the issuance of 22,562,922 operating partnership units. The net proceeds to the Operating Partnership were utilized to repay a portion of the outstanding indebtedness on its unsecured line of credit and for other general corporate and working capital purposes.

The Parent Company also maintains a Dividend Reinvestment Program and a Cash Option Purchase Plan (collectively, the “DRIP Plan”) to provide existing stockholders of the Parent Company with an opportunity to invest automatically the cash dividends paid upon shares of the Parent Company's common stock held by them, as well as permit existing and prospective stockholders to make voluntary cash purchases. Participants may elect to reinvest a portion of, or the full amount of cash dividends paid, whereas optional cash purchases are normally limited to a maximum amount of $10,000. In addition, the Parent Company may elect to establish a discount ranging from 0% to 5% from the market price applicable to newly issued shares of common stock purchased directly from the Parent Company. The Parent Company may change the discount, initially set at 0%, at its discretion, but may not change the discount more frequently than once in any three-month period. Shares purchased under the DRIP Plan shall be, at the Parent Company’s option, purchased from either (1) authorized, but previously unissued shares of common stock, (2) shares of common stock purchased in the open market or privately negotiated transactions, or (3) a combination of both. As of and through December 31, 2011, all shares issued to participants in the DRIP Plan have been acquired through purchases in the open market.

Common Stock, Operating Partnership Units and LTIP Units

As of December 31, 2011, the Company had outstanding 154,101,482 shares of the Parent Company's common stock and 2,593,538 and 386,441 operating partnership and LTIP units, respectively. A share of the Parent Company's common stock and the operating partnership and LTIP units have essentially the same economic characteristics as they share equally in the total net income or loss and distributions of the Operating Partnership.

7.375% Series A Cumulative Redeemable Preferred Stock

As of December 31, 2011, the Company had outstanding 7,920,000 shares of the Parent Company's 7.375% Series A Cumulative Redeemable Preferred Stock, or Series A preferred stock.  During the year ended December 31, 2011, the Company completed the repurchase of 1,280,000 shares of the Parent Company's Series A preferred stock for approximately $31.1 million, or $24.30 per share, net of accrued dividends of approximately $250,000, or $0.20 per share. The repurchase of the Series A preferred stock resulted in the recognition of costs on redemption of preferred stock of approximately $165,000 for the year ended December 31, 2011 as a result of the difference between the carrying value and the price paid to repurchase the Series A preferred stock.

Dividends are cumulative on the Series A preferred stock from the date of original issuance in the amount of $1.84375 per share each year, which is equivalent to 7.375% of the $25.00 liquidation preference per share. Dividends on the Series A preferred stock are payable quarterly in arrears on or about the 15th day of January, April, July and October of each year. Following a change in control, if the Series A preferred stock is not listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ Global Market, holders will be entitled to receive (when and as authorized by the board of directors and declared by the Company), cumulative cash dividends from, but excluding, the first date on which both the change of control and the delisting occurs at an increased rate of 8.375% per annum of the $25.00 liquidation preference per share (equivalent to an annual rate of $2.09375 per share) for as long as the Series A preferred stock is not listed. The Series A preferred stock does not have a stated maturity date and is not subject to any sinking fund or mandatory redemption provisions. Upon liquidation, dissolution or winding up, the Series A preferred stock will rank senior to the Company's common stock with respect to the payment of distributions and other amounts. The Company is not allowed to redeem the Series A preferred stock before January 18, 2012, except in limited circumstances to preserve its status as a REIT. On or after January 18, 2012, the Company may, at its option, redeem the Series A preferred stock, in whole or in part, at any time or from time to time, for cash at a redemption price of $25.00 per share, plus all accrued and unpaid dividends on such Series A preferred stock up to, but excluding the redemption date. Holders of the Series A preferred stock generally have no voting rights except for limited voting rights if the Company fails to pay dividends for six or more quarterly periods (whether or not consecutive) and in certain other circumstances. The Series A preferred stock is not convertible into or exchangeable for any other property or securities of the Company.

Dividends and Distributions

The following table lists the dividends and distributions declared by the Parent Company and the Operating Partnership during the year ended December 31, 2011:

Declaration Date	Securities Class	Amount Per Share/Unit	Period Covered	Dividend and Distribution Payable Date	Dividend and Distribution Amount
					(in thousands)
March 14, 2011	Common stock and OP units	$0.20000	January 1, 2011 to March 31, 2011	April 15, 2011	$26,846
March 14, 2011	Series A preferred stock/units	$0.46094	January 16, 2011 to April 15, 2011	April 15, 2011	$4,240
June 15, 2011	Common stock and OP units	$0.20000	April 1, 2011 to June 30, 2011	July 15, 2011	$26,848
June 15, 2011	Series A preferred stock/units	$0.46094	April 16, 2011 to July 15, 2011	July 15, 2011	$4,241
September 15, 2011	Common stock and OP units	$0.20000	July 1, 2011 to September 30, 2011	October 17, 2011	$26,849
September 15, 2011	Series A preferred stock/units	$0.46094	July 16, 2011 to October 15, 2011	October 17, 2011	$3,901
December 14, 2011	Common stock and OP units	$0.20000	October 1, 2011 to December 31, 2011	January 17, 2012	$31,417
December 14, 2011	Series A preferred stock/units	$0.46094	October 16, 2011 to January 15, 2012	January 17, 2012	$3,651

Total 2011 dividends and distributions declared through December 31, 2011 (in thousands):

Common stock and OP units	$111,960
Series A preferred stock/units	16,033
$127,993

Noncontrolling Interests

Noncontrolling interests on the consolidated balance sheets of the Parent Company relate primarily to the OP units in the Operating Partnership that are not owned by the Parent Company. With respect to the noncontrolling interests in the Operating Partnership, noncontrolling interests with redemption provisions that permit the issuer to settle in either cash or common stock at the option of the issuer are further evaluated to determine whether temporary or permanent equity classification on the balance sheet is appropriate. Because the OP units comprising the noncontrolling interests contain such a provision, the Company evaluated this guidance, including the requirement to settle in unregistered shares, and determined that the OP units meet the requirements to qualify for presentation as permanent equity.

The Company evaluates individual redeemable noncontrolling interests for the ability to continue to recognize the noncontrolling interest as permanent equity in the consolidated balance sheets. Any redeemable noncontrolling interest that fails to qualify as permanent equity will be reclassified as temporary equity and adjusted to the greater of (1) the carrying amount, or (2) its redemption value at the end of the period in which the determination is made.

The redemption value of the OP units not owned by the Parent Company, had such units been redeemed at December 31, 2011, was approximately $54.4 million based on the average closing price of the Parent Company's common stock of $18.27 per share for the ten consecutive trading days immediately preceding December 31, 2011.

The following table shows the vested ownership interests in the Operating Partnership were as follows:

	December 31, 2011		December 31, 2010
	Operating Partnership Units and LTIP Units	Percentage of Total	Operating Partnership Units and LTIP Units	Percentage of Total
BioMed Realty Trust	152,435,271	98.1%	129,603,445	97.8%
Noncontrolling interest consisting of:
Operating partnership and LTIP units held by employees and related parties	2,332,318	1.5%	2,268,873	1.7%
Operating partnership and LTIP units held by third parties	588,801	0.4%	588,801	0.5%
Total	155,356,390	100.0%	132,461,119	100.0%

Capital of the Operating Partnership	12 Months Ended
Dec. 31, 2011
Capital of the Operating Partnership
Capital of the Operating Partnership
Capital of the Operating Partnership

Operating Partnership Units and LTIP Units

As of December 31, 2011, the Operating Partnership had outstanding 156,695,020 operating partnership units and 386,441 LTIP units. The Parent Company owned 98.1% of the partnership interests in the Operating Partnership at December 31, 2011, is the Operating Partnership's general partner and is responsible for the management of the Operating Partnership's business. As the general partner of the Operating Partnership, the Parent Company effectively controls the ability to issue common stock of the Parent Company upon a limited partner's notice of redemption. In addition, the general partner of the Operating Partnership has generally acquired OP units upon a limited partner's notice of redemption in exchange for shares of the Parent Company's common stock. The redemption provisions of OP units owned by limited partners that permit the issuer to settle in either cash or common stock at the option of the issuer are further evaluated in accordance with applicable accounting guidance to determine whether temporary or permanent equity classification on the balance sheet is appropriate. The Operating Partnership evaluated this guidance, including the requirement to settle in unregistered shares, and determined that these OP units meet the requirements to qualify for presentation as permanent equity.

LTIP units represent a profits interest in the Operating Partnership for services rendered or to be rendered by the LTIP unit holder in its capacity as a partner, or in anticipation of becoming a partner, in the Operating Partnership. Unvested LTIP units do not have full parity with common units of the Operating Partnership at issuance with respect to liquidating distributions, although LTIP unit holders receive the same quarterly per unit distributions as common units and may vote the LTIP units from the date of issuance. The LTIP units are subject to vesting requirements, which lapse five years from the date of issuance. In addition, the LTIP units are generally subject to a two-year lock-up period during which time the LTIP units may not be redeemed or sold by the LTIP unit holder. Upon the occurrence of specified events, LTIP units may over time achieve full parity with common units of the Operating Partnership for all purposes. Upon achieving full parity, and after the expiration of any vesting and lock-up periods, LTIP units may be redeemed for an equal number of the Parent Company's common stock or cash, at the Parent Company's election.

The redemption value of the OP units owned by the limited partners, not including the Parent Company, had such units been redeemed at December 31, 2011, was approximately $54.4 million based on the average closing price of the Parent Company's common stock of $18.27 per share for the ten consecutive trading days immediately preceding December 31, 2011.

7.375% Series A Cumulative Redeemable Preferred Units

Pursuant to the Operating Partnership's partnership agreement, the Operating Partnership's Series A cumulative redeemable preferred units (“Series A preferred units”) were issued to the Parent Company in exchange for contributed proceeds of approximately $222.4 million following the Parent Company's issuance of 7.375% Series A cumulative redeemable preferred stock (“Series A preferred stock”). The Operating Partnership's Series A preferred units are only redeemable for cash equal to a redemption price of $25.00 per unit, plus all accrued and unpaid distributions on such Series A preferred units up to, but excluding the redemption date, if and when shares of the Series A preferred stock are redeemed by the Parent Company, which may not occur before January 18, 2012, except in limited circumstances where necessary to preserve the Parent Company's status as a REIT. On or after January 18, 2012, the Parent Company may, at its option, redeem the Series A preferred stock, in whole or in part, at any time or from time to time, for cash at a redemption price of $25.00 per share, plus all accrued and unpaid distributions on such Series A preferred stock up to, but excluding the redemption date.

As of December 31, 2011, the Operating Partnership had outstanding 7,920,000 7.375% Series A preferred units. Distributions are cumulative on the Series A preferred units from the date of original issuance in the amount of $1.84375 per unit each year, which is equivalent to 7.375% of the $25.00 liquidation preference per unit. Distributions on the Series A preferred units are payable quarterly in arrears on or about the 15th day of January, April, July and October of each year. Following a change in control of the Parent Company, if the Series A preferred stock of the Parent Company is not listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ Global Market, holders of the Series A preferred stock would be entitled to receive (when and as authorized by the board of directors of the Parent Company and declared by the Parent Company), cumulative cash dividends from, but excluding, the first date on which both the change of control and the delisting occurs at an increased rate of 8.375% per annum of the $25.00 liquidation preference per share (equivalent to an annual rate of $2.09375 per share) for as long as the Series A preferred stock is not listed. The Series A preferred stock does not have a stated maturity date and is not subject to any sinking fund or mandatory redemption provisions. Upon liquidation, dissolution or winding up, the Series A preferred units will rank senior to the OP units with respect to the payment of distributions and other amounts. Holders of the Series A preferred stock generally have no voting rights except for limited voting rights if the Parent Company fails to pay dividends for six or more quarterly periods (whether or not consecutive) and in certain other circumstances. The Series A preferred stock is not convertible into or exchangeable for any other property or securities of the Parent Company.

Debt	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Debt

Debt of the Parent Company

The Parent Company does not hold any indebtedness. All debt is held directly or indirectly by the Operating Partnership; however, the Parent Company has guaranteed the Operating Partnership's Exchangeable Senior Notes due 2030 (the “Notes due 2030”), Unsecured Senior Notes due 2016 (the “Notes due 2016”), Unsecured Senior Notes due 2020 (the “Notes due 2020”) and unsecured line of credit.

Debt of the Operating Partnership

A summary of the Operating Partnership's outstanding consolidated debt as of December 31, 2011 and December 31, 2010 was as follows (dollars in thousands):

	Stated Fixed Interest Rate	Effective Interest Rate	Principal Balance
			December 31, 2011	December 31, 2010	Maturity Date
Mortgage Notes Payable
Ardentech Court (1)	7.25%	5.06%	$—	$4,237	July 1, 2012
Center for Life Science | Boston	7.75%	7.75%	342,149	345,577	June 30, 2014
500 Kendall Street (Kendall D)	6.38%	5.45%	62,261	64,230	December 1, 2018
6828 Nancy Ridge Drive	7.15%	5.38%	6,373	6,488	September 1, 2012
Road to the Cure (1)	6.70%	5.78%	—	14,696	January 31, 2014
10255 Science Center Drive (1)	7.65%	5.04%	—	10,800	July 1, 2011
Shady Grove Road	5.97%	5.97%	146,581	147,000	September 1, 2016
Sidney Street	7.23%	5.11%	26,400	27,395	June 1, 2012
Sorrento West (1)	7.42%	2.72%	—	13,247	November 10, 2011
9865 Towne Centre Drive (1)	7.95%	7.95%	—	17,636	June 30, 2013
900 Uniqema Boulevard	8.61%	5.61%	814	1,011	May 1, 2015
			584,578	652,317
Unamortized premiums			3,266	5,605
Mortgage notes payable, net			587,844	657,922
Notes due 2026			—	19,800	October 1, 2026
Unamortized discount			—	(278)
Notes due 2026, net (2)			—	19,522
Notes due 2030	3.75%	3.75%	180,000	180,000	January 15, 2030
Exchangeable senior notes, net			180,000	199,522
Notes due 2016	3.85%	3.99%	400,000	—	April 15, 2016
Unamortized discount (3)			(2,190)	—
Notes due 2016, net			397,810	—
Notes due 2020	6.13%	6.27%	250,000	250,000	April 15, 2020
Unamortized discount (4)			(2,229)	(2,429)
Notes due 2020, net			247,771	247,571
Unsecured senior notes, net			645,581	247,571
Unsecured line of credit (5)	1.83%	1.83%	268,000	392,450	July 13, 2015
Total consolidated debt			$1,681,425	$1,497,465
____________

(1)
During the year ended December 31, 2011, the Operating Partnership voluntarily prepaid in full the outstanding mortgage notes totaling approximately $60.2 million pertaining to the Ardentech Court, Road to the Cure, 10255 Science Center Drive, Sorrento West and 9865 Towne Centre Drive properties, prior to their respective maturity dates.

(2)	In October 2011, the Operating Partnership repurchased and redeemed in full the outstanding principal amount of its Exchangeable Senior Notes due 2026 (the "Notes due 2026").

(3)	The unamortized debt discount will be amortized through April 15, 2016, the maturity date of the Notes due 2016.

(4)	The unamortized debt discount will be amortized through April 15, 2020, the maturity date of the Notes due 2020.

(5)
At December 31, 2011, the Operating Partnership had additional borrowing capacity under the unsecured line of credit of up to approximately $481.1 million (net of outstanding letters of credit issued by the Operating Partnership and drawable on the unsecured line of credit of approximately $910,000).

Mortgage Notes Payable, net

The net carrying value of properties (investments in real estate) secured by the Operating Partnership's mortgage notes payable was $1.0 billion and $1.2 billion at December 31, 2011 and 2010, respectively.

The Operating Partnership's $350.0 million mortgage loan, which is secured by the Company's Center for Life Science | Boston property in Boston, Massachusetts, includes a financial covenant relating to a minimum amount of net worth. Management believes that it was in compliance with this covenant as of December 31, 2011. Notwithstanding the financial covenant related to the Center for Life Science | Boston mortgage, no other financial covenants are required on the remaining mortgage notes payable.

Premiums were recorded upon assumption of the mortgage notes payable at the time of the related property acquisition to account for above-market interest rates. Amortization of these premiums is recorded as a reduction to interest expense over the remaining term of the respective note using a method that approximates the effective-interest method.

The Operating Partnership has the ability and intends to repay any principal and accrued interest due in 2012 through the use of cash from operations or borrowings from its unsecured line of credit.

Exchangeable Senior Notes due 2030

On January 11, 2010, the Operating Partnership issued $180.0 million aggregate principal amount of its Notes due 2030. The Notes due 2030 are general senior unsecured obligations of the Operating Partnership and rank equally in right of payment with all other senior unsecured indebtedness of the Operating Partnership. Interest at a rate of 3.75% per annum is payable on January 15 and July 15 of each year, beginning on July 15, 2010, until the stated maturity date of January 15, 2030. The terms of the Notes due 2030 are governed by an indenture, dated January 11, 2010, among the Operating Partnership, as issuer, the Parent Company, as guarantor, and U.S. Bank National Association, as trustee. The Notes due 2030 contain an exchange settlement feature, which provides that the Notes due 2030 may, at any time prior to the close of business on the second scheduled trading day preceding the maturity date, be exchangeable for shares of the Parent Company's common stock at the then applicable exchange rate. As the exchange feature for the Notes due 2030 must be settled in the common stock of the Parent Company, accounting guidance applicable to convertible debt instruments that permit the issuer to settle all or a portion of the exchange feature in cash upon conversion does not apply. The initial exchange rate was 55.0782 shares per $1,000 principal amount of Notes due 2030, representing an exchange price of approximately $18.16 per share of the Parent Company's common stock. If certain designated events occur on or prior to January 15, 2015 and a holder elects to exchange Notes due 2030 in connection with any such transaction, the Company will increase the exchange rate by a number of additional shares of the Parent Company's common stock based on the date the transaction becomes effective and the price paid per share of the Parent Company's common stock in the transaction, as set forth in the indenture governing the Notes due 2030. The exchange rate for the Notes due 2030 may also be adjusted under certain circumstances, including the payment of cash dividends in excess of $0.14 per share of common stock. The increase in the quarterly cash dividend from the second quarter of 2010 through the second quarter of 2011 to $0.20 per share of common stock resulted in an increase in the exchange rate of the Notes due 2030 from 55.0782 to 55.6548 shares per $1,000 principal amount of Notes due 2030, effective as of June 28, 2011, the Company's ex-dividend date.

The Operating Partnership may redeem the Notes due 2030, in whole or in part, at any time to preserve the Parent Company's status as a REIT or at any time on or after January 21, 2015 for cash at 100% of the principal amount plus accrued and unpaid interest. The holders of the Notes due 2030 have the right to require the Operating Partnership to repurchase the Notes due 2030, in whole or in part, for cash on each of January 15, 2015, January 15, 2020 and January 15, 2025, or upon the occurrence of a designated event, in each case for a repurchase price equal to 100% of the principal amount of the Notes due 2030 plus accrued and unpaid interest. The terms of the indenture for the Notes due 2030 do not require compliance with any financial covenants.

Unsecured Senior Notes due 2016, net

On March 30, 2011, the Operating Partnership issued $400.0 million aggregate principal amount of its Notes due 2016. The purchase price paid by the underwriters was 99.365% of the principal amount and the Notes due 2016 have been recorded on the consolidated balance sheet net of the discount. The Notes due 2016 are senior unsecured obligations of the Operating Partnership and rank equally in right of payment with all other senior unsecured indebtedness of the Operating Partnership. However, the Notes due 2016 are effectively subordinated to the Operating Partnership's existing and future mortgages and other secured indebtedness (to the extent of the value of the collateral securing such indebtedness) and to all existing and future preferred equity and liabilities, whether secured or unsecured, of the Operating Partnership's subsidiaries, including guarantees provided by the Operating Partnership's subsidiaries under the Operating Partnership's unsecured line of credit. Interest at a rate of 3.85% per year is payable on April 15 and October 15 of each year, beginning on October 15, 2011, until the stated maturity date of April 15, 2016. The terms of the Notes due 2016 are governed by a base indenture and supplemental indenture, each dated March 30, 2011, among the Operating Partnership, as issuer, the Parent Company, as guarantor, and U.S. Bank National Association, as trustee.

The Operating Partnership may redeem the Notes due 2016, in whole or in part, at any time for cash at a redemption price equal to the greater of (1) 100% of the principal amount of the Notes due 2016 being redeemed; or (2) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the redemption date on a semi-annual basis at the adjusted treasury rate plus 30 basis points, plus in each case, accrued and unpaid interest.

The terms of the indenture for the Notes due 2016 require compliance with various financial covenants, including limits on the amount of total leverage and secured debt maintained by the Operating Partnership and which require the Operating Partnership to maintain minimum levels of debt service coverage. Management believes that it was in compliance with these covenants as of December 31, 2011.

Unsecured Senior Notes due 2020, net

On April 29, 2010, the Operating Partnership issued $250.0 million aggregate principal amount of its Notes due 2020. The purchase price paid by the initial purchasers was 98.977% of the principal amount and the Notes due 2020 have been recorded on the consolidated balance sheet net of the discount. The Notes due 2020 are senior unsecured obligations of the Operating Partnership and rank equally in right of payment with all other senior unsecured indebtedness of the Operating Partnership. However, the Notes due 2020 are effectively subordinated to the Operating Partnership's existing and future mortgages and other secured indebtedness (to the extent of the value of the collateral securing such indebtedness) and to all existing and future preferred equity and liabilities, whether secured or unsecured, of the Operating Partnership's subsidiaries, including guarantees provided by the Operating Partnership's subsidiaries under the Company's unsecured line of credit. Interest at a rate of 6.125% per year is payable on April 15 and October 15 of each year, beginning on October 15, 2010, until the stated maturity date of April 15, 2020. The terms of the Notes due 2020 are governed by an indenture, dated April 29, 2010, among the Operating Partnership, as issuer, the Parent Company, as guarantor, and U.S. Bank National Association, as trustee.

The Operating Partnership may redeem the Notes due 2020, in whole or in part, at any time for cash at a redemption price equal to the greater of (1) 100% of the principal amount of the Notes due 2020 being redeemed; or (2) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the redemption date on a semi-annual basis at the adjusted treasury rate plus 40 basis points, plus in each case, accrued and unpaid interest.

The terms of the indenture for the Notes due 2020 require compliance with various financial covenants, including limits on the amount of total leverage and secured debt maintained by the Operating Partnership and which require the Operating Partnership to maintain minimum levels of debt service coverage. Management believes that it was in compliance with these covenants as of December 31, 2011.

On January 12, 2011, in accordance with the registration rights agreement entered into among the Company, the Operating Partnership and the initial purchasers of the Notes due 2020, the Operating Partnership completed its exchange offer to exchange all of the outstanding unregistered Notes due 2020 for an equal principal amount of a new issue of 6.125% Senior Notes due 2020 pursuant to an effective registration statement on Form S-4 filed with the Securities and Exchange Commission. A total of $250.0 million aggregate principal amount of the original Notes due 2020, representing 100% of the outstanding principal amount of the original Notes due 2020, was tendered and received prior to the expiration of the exchange offer. The terms of the Notes due 2020 are substantially identical to the original Notes due 2020, except for transfer restrictions and registration rights relating to the original Notes due 2020.

Unsecured Line of Credit

The Operating Partnership's unsecured line of credit with KeyBank National Association (“KeyBank”) and other lenders, which had a borrowing capacity of $720.0 million and a maturity date of August 1, 2011, was refinanced. On July 14, 2011, the Operating Partnership entered into an unsecured credit agreement with KeyBank, as administrative agent and co-lead arranger, Wells Fargo Securities, LLC as co-lead arranger, and certain other lenders. The unsecured credit agreement provides for available borrowings under a revolving line of credit of $750.0 million with a maturity date of July 13, 2015. Subject to the administrative agent's reasonable discretion, the Operating Partnership may increase the amount of the revolving credit commitments to $1.25 billion upon satisfying certain conditions. In addition, the Operating Partnership, at its sole discretion, may extend the maturity date of the revolving line of credit to July 13, 2016 after satisfying certain conditions and paying an extension fee. The revolving line of credit bears interest at a floating rate equal to, at the Operating Partnership's option, either (1) reserve adjusted LIBOR plus a spread which ranges from 100 to 205 basis points, depending on the Company's credit ratings, or (2) the highest of (a) the prime rate then in effect plus a spread which ranges from 0 to 125 basis points, (b) the federal funds rate then in effect plus a spread which ranges from 50 to 175 basis points or (c) one-month LIBOR plus a spread which ranges from 100 to 205 basis points, in each case, depending on the Company's credit ratings. In addition, a facility fee is payable on line capacity at an annual rate depending on the Company's credit rating, which is currently at 35 basis points.

The unsecured credit agreement includes certain restrictions and covenants which require compliance with financial covenants relating to the minimum amounts of net worth, fixed charge coverage, unsecured debt service coverage, overall leverage and unsecured leverage ratios, the maximum amount of secured indebtedness and certain investment limitations. Management believes that it was in compliance with these covenants as of December 31, 2011. The unsecured credit agreement specifies a number of events of default (some of which are subject to applicable cure periods), including, among others, the failure to make payments when due, noncompliance with covenants and defaults under other agreements or instruments of indebtedness. Upon the occurrence of an event of default, the lenders may terminate the revolving line of credit and declare all amounts outstanding to be immediately due and payable.

As of December 31, 2011, principal payments due for the Operating Partnership's consolidated indebtedness (excluding debt premiums and discounts) were as follows (in thousands):

2012	$40,479
2013	8,291
2014	339,020
2015	274,253
2016	543,426
Thereafter(1)	477,109
$1,682,578
____________

(1)	Includes $180.0 million in principal payments of the Notes due 2030 based on a contractual maturity date of January 15, 2030.

Earnings Per Share of the Parent Company	12 Months Ended
Dec. 31, 2011
Earnings Per Share, Basic and Diluted [Abstract]
Earnings Per Share of the Parent Company
Earnings Per Share of the Parent Company

Instruments granted in share-based payment transactions are considered participating securities prior to vesting and, therefore, are considered in computing basic earnings per share under the two-class method. The two-class method is an earnings allocation method for calculating earnings per share when a company's capital structure includes either two or more classes of common stock or common stock and participating securities. Basic earnings per share under the two-class method is calculated based on dividends declared on common shares and other participating securities (“distributed earnings”) and the rights of participating securities in any undistributed earnings, which represents net income remaining after deduction of dividends accruing during the period. The undistributed earnings are allocated to all outstanding common shares and participating securities based on the relative percentage of each security to the total number of outstanding participating securities. Basic earnings per share represents the summation of the distributed and undistributed earnings per share class divided by the total number of shares.

Through December 31, 2011 all of the Company's participating securities (including the OP units) received dividends/distributions at an equal dividend/distribution rate per share/unit. As a result, the portion of net income allocable to the weighted-average restricted stock outstanding for the years ended December 31, 2011, 2010 and 2009 has been deducted from net income available to common stockholders to calculate basic earnings per share. The calculation of diluted earnings per share for the years ended December 31, 2011 and 2010 includes the outstanding OP units (both vested and unvested) in the weighted-average shares, and net income attributable to noncontrolling interests in the Operating Partnership has been added back to net income available to common stockholders. For the year ended December 31, 2009, the outstanding OP units (both vested and unvested) were anti-dilutive to the calculation of earnings per share and were therefore excluded from the calculation of diluted earnings per share and diluted earnings per share is calculated based upon net income available to common stockholders. For the years ended December 31, 2011 and 2010, the restricted stock was anti-dilutive to the calculation of diluted earnings per share and was therefore excluded. As a result, diluted earnings per share was calculated based upon net income available to common stockholders less net income allocable to unvested restricted stock and distributions in excess of earnings attributable to unvested restricted stock. No shares were issuable upon settlement of the excess exchange value pursuant to the exchange settlement feature of the Notes due 2026 as the common stock price at December 31, 2010 and 2009 did not exceed the exchange price then in effect. In addition, shares issuable upon settlement of the exchange feature of the Notes due 2030 were anti-dilutive and were not included in the calculation of diluted earnings per share based on the “if converted” method for the years ended December 31, 2011 and 2010. No other shares were considered anti-dilutive for the years ended December 31, 2011, 2010 and 2009.

Computations of basic and diluted earnings per share (in thousands, except share data) were as follows:

	Year Ended
	December 31,
	2011	2010	2009
Basic earnings per share:
Income from continuing operations	$42,240	$37,611	$58,408
Income from continuing operations attributable to noncontrolling interests	(515)	(455)	(1,411)
Preferred dividends	(16,198)	(16,963)	(16,963)
Net income allocable and distributions in excess of earnings to participating securities (continuing operations)	(1,172)	(838)	(591)
Income from continuing operations available to common stockholders - basic	24,355	19,355	39,443

Income from discontinued operations	474	1,703	1,782
Income from discontinued operations attributable to noncontrolling interests	(10)	(43)	(57)
Income from discontinued operations available to common stockholders - basic	464	1,660	1,725

Net income available to common stockholders - basic	$24,819	$21,015	$41,168
Diluted earnings per share:
Income from continuing operations available to common stockholders - basic	24,355	19,355	39,443
Income from continuing operations allocable and distributions in excess of earnings to dilutive participating securities	—	—	591
Income from continuing operations attributable to noncontrolling interests in operating partnership	559	503	—
Income from continuing operations available to common stockholders and participating securities - diluted	24,914	19,858	40,034

Income from discontinued operations available to common stockholders - basic	464	1,660	1,725
Income from discontinued operations attributable to noncontrolling interests in operating partnership	10	43	—
Income from discontinued operations available to common stockholders - diluted	474	1,703	1,725

Net income available to common stockholders and participating securities - diluted	$25,388	$21,561	$41,759
Weighted-average common shares outstanding:
Basic	132,625,915	112,698,704	91,011,123
Incremental shares from assumed conversion:
Unvested restricted stock	—	—	839,879
Operating partnership and LTIP units	2,983,928	3,019,495	—
Diluted	135,609,843	115,718,199	91,851,002
Basic and diluted earnings per share:
Income from continuing operations per share available to common stockholders - basic and diluted	$0.19	$0.17	$0.43
Income from discontinued operations per share available to common stockholders - basic and diluted	$—	$0.02	$0.02
Net income per share available to common stockholders - basic and diluted	$0.19	$0.19	$0.45

Earnings Per Unit of the Operating Partnership	12 Months Ended
Dec. 31, 2011
Partnership Income [Abstract]
Earnings Per Unit of the Operating Partnership
Earnings Per Unit of the Operating Partnership

Instruments granted in equity-based payment transactions are considered participating securities prior to vesting and, therefore, are considered in computing basic earnings per unit under the two-class method. The two-class method is an earnings allocation method for calculating earnings per unit when a company's capital structure includes either two or more classes of common equity or common equity and participating securities. Basic earnings per unit under the two-class method is calculated based on distributions declared on the OP units and other participating securities (“distributed earnings”) and the rights of participating securities in any undistributed earnings, which represents net income remaining after deduction of distributions accruing during the period. The undistributed earnings are allocated to all outstanding OP units and participating securities based on the relative percentage of each security to the total number of outstanding participating securities. Basic earnings per unit represents the summation of the distributed and undistributed earnings per unit class divided by the total number of OP units.

Through December 31, 2011 all of the Operating Partnership's participating securities received distributions at an equal distribution rate per unit. As a result, the portion of net income allocable to the weighted-average unvested OP units outstanding for the years ended December 31, 2011, 2010 and 2009 has been deducted from net income available to unitholders to calculate basic earnings per unit. For the years ended December 31, 2011, 2010 and 2009 the unvested OP units were anti-dilutive to the calculation of earnings per unit and were therefore excluded from the calculation of diluted earnings per unit, and diluted earnings per unit is calculated based upon net income attributable to unitholders. No shares of common stock of the Parent Company were contingently issuable upon settlement of the excess exchange value pursuant to the exchange settlement feature of the Notes due 2026 as the common stock price at December 31, 2010 and 2009 did not exceed the exchange price then in effect. In addition, units issuable upon settlement of the exchange feature of the Notes due 2030 were anti-dilutive and were not included in the calculation of diluted earnings per unit based on the “if converted” method for the years ended December 31, 2011 and 2010. No other units were considered anti-dilutive for the years ended December 31, 2011, 2010 and 2009.

Computations of basic and diluted earnings per unit (in thousands, except share data) were as follows:

	Year Ended
	December 31,
	2011	2010	2009
Basic and diluted earnings per unit:
Income from continuing operations	$42,240	$37,611	$58,408
Income from continuing operations attributable to noncontrolling interests	44	48	64
Preferred distributions	(16,198)	(16,963)	(16,963)
Net income allocable and distributions in excess of earnings to participating securities (continuing operations)	(1,220)	(933)	(733)
Income from continuing operations available to common unitholders - basic and diluted	24,866	19,763	40,776

Income from discontinued operations - basic and diluted	474	1,703	1,782

Net income available to unitholders - basic and diluted	$25,340	$21,466	$42,558
Weighted-average units outstanding:
Basic and diluted	135,549,934	115,572,569	94,005,382
Basic and diluted earnings per unit:
Income from continuing operations per unit available to common unitholders - basic and diluted	$0.19	$0.17	0.43
Income from discontinued operations per share available to common unitholders - basic and diluted	$—	$0.02	$0.02
Net income per unit available to unitholders - basic and diluted	$0.19	$0.19	$0.45

Investment in Unconsolidated Partnerships	12 Months Ended
Dec. 31, 2011
Investment In Unconsolidated Partnerships
Investment in Unconsolidated Partnerships
Investment in Unconsolidated Partnerships

The accompanying consolidated financial statements include investments in two limited liability companies with Prudential Real Estate Investors (“PREI”), and in 10165 McKellar Court, L.P. (“McKellar Court”), a limited partnership with Quidel Corporation, the tenant which occupies the McKellar Court property. General information on the PREI limited liability companies and the McKellar Court partnership (each referred to in this footnote individually as a “partnership” and collectively as the “partnerships”) as of December 31, 2011 was as follows:

Name	Partner	Company's Ownership Interest	Company's Economic Interest	Date Acquired
PREI I LLC(1)	PREI	20%	20%	April 4, 2007
PREI II LLC	PREI	20%	20%	April 4, 2007
McKellar Court(2)	Quidel Corporation	22%	22%	September 30, 2004
____________

(1)
PREI I LLC owns a portfolio of two properties in Cambridge, Massachusetts. During the year ended December 31, 2011, PREI I LLC sold certain properties to the Company (see Note 12). PREI I LLC concurrently repaid the remaining outstanding balance of its secured acquisition and interim loan facility, of $199.3 million through proceeds from the sale and capital contributions of the members. During the year ended December 31, 2011, a wholly owned subsidiary of the Company's joint venture with PREI I LLC entered into an agreement with certain lenders to extend the maturity date of its secured construction loan facility to August 13, 2013 and decrease the borrowing capacity to $139.0 million, which required the repayment of approximately $67.0 million by capital contributions of the members, including the Company's share of the repayment of approximately $13.4 million. At December 31, 2011, there were $139.0 million in outstanding borrowings on the secured loan facility with a contractual interest rate of 3.28% (including the applicable credit spread).

(2)
The Company's investment in the McKellar Court partnership (maximum exposure to losses) was approximately $12.4 million at December 31, 2011. The Company's economic interest in the McKellar Court partnership entitles it to 75% of the extraordinary cash flows after repayment of the partners' capital contributions and 22% of the operating cash flows.

The condensed combined balance sheets for all of the Company's unconsolidated partnerships were as follows (in thousands):

	December 31,
	2011	2010
Assets:
Investments in real estate, net	$257,297	$620,430
Cash and cash equivalents (including restricted cash)	4,384	7,914
Intangible assets, net	—	12,303
Other assets	2,392	26,412
Total assets	$264,073	$667,059
Liabilities and members' equity:
Mortgage notes payable and secured construction loan	$149,256	$415,933
Other liabilities	1,408	18,101
Members' equity	113,409	233,025
Total liabilities and equity	$264,073	$667,059
Company's net investment in unconsolidated partnerships	$33,389	$57,265

The selected data and results of operations for the unconsolidated partnerships were as follows (in thousands):

	Year Ended
	December 31,
	2011	2010	2009
Total revenues	$8,567	$8,390	$7,359
Total expenses	19,868	10,701	5,495
(Loss)/income from continuing operations	(11,301)	(2,311)	1,864
Gain on sale of discontinued operations (1)	22,927	—	—
Loss from discontinued operations	(6,677)	(11,312)	(15,477)
Net income/(loss)	$4,949	$(13,623)	$(13,613)

Company's equity in net loss of unconsolidated partnerships (1)	$(2,489)	$(1,645)	$(2,390)

Fees earned by the Company (2)	$1,011	$1,400	$2,700
____________

(1)
During the year ended December 31, 2011, PREI I LLC recorded a gain on sale of discontinued operations upon sale of certain properties to the Company. In accordance with the equity method of accounting, the Company's share of the equity in net income in PREI I LLC excludes any gain on sale since such gain was generated upon sale of the properties to the Company. The Company recorded a gain on revaluation of the acquired unconsolidated partnership. See Note 12 for further information on this gain and the Rogers Street acquisition.

(2)
The Company acts as the operating member or partner, as applicable, and day-to-day manager for the partnerships. The Company is entitled to receive fees for providing construction and development services (as applicable) and management services to the PREI joint ventures, which are reflected in tenant recoveries and other income in the consolidated statements of income.

Derivatives and Other Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivatives And Other Financial Instruments [Abstract]
Derivatives and Other Financial Instruments
Derivatives and Other Financial Instruments

As of December 31, 2011, the Company had deferred interest costs of approximately $49.1 million in accumulated other comprehensive loss related to forward starting swaps, which were settled with the corresponding counterparties in March and April 2009. The forward starting swaps were entered into to mitigate the Company's exposure to the variability in expected future cash flows attributable to changes in future interest rates associated with a forecasted issuance of fixed-rate debt, with interest payments for a minimum of ten years. The deferred interest costs will be amortized as additional interest expense over a remaining period of approximately eight years.

The following is a summary of the Company's derivative instruments and their fair-values, which are included in derivative instruments (liability account) or other assets based on their respective balances on the accompanying consolidated balance sheets (in thousands):

	Fair-Value(1)
	December 31,
	2011	2010
Interest rate swaps (2)	$—	$(3,826)
Other (3)	9	26
Total derivative instruments	$9	$(3,800)
____________

(1)
Fair-value of derivative instruments does not include any related accrued interest payable, which is included in accrued expenses on the accompanying consolidated balance sheets. Derivative valuations are classified in Level 2 of the fair-value hierarchy.

(2)	Two interest rate swaps with an aggregate notional amount of $150.0 million expired on August 1, 2011.

(3)
Includes stock purchase warrants that are recorded as derivative instruments and are reflected in other assets on the accompanying consolidated balance sheets. Changes in the fair-value of the stock purchase warrants are included in earnings in the period in which they occur.

For derivatives designated as cash flow hedges, the effective portion of changes in the fair-value of the derivative is initially reported in accumulated other comprehensive income (outside of earnings) and subsequently reclassified to earnings in the period in which the hedged forecasted transaction affects earnings. During the years ended December 31, 2011, 2010 and 2009, such derivatives were used to hedge the variable cash flows associated with existing variable-rate debt and future variability in the interest-related cash flows from forecasted issuances of debt. The ineffective portion of the change in fair-value of the derivatives is recognized directly in earnings.

The Company's use of proceeds from its March 2011 unsecured debt offering to repay a portion of the outstanding indebtedness on its unsecured line of credit caused the amount of variable-rate indebtedness to fall below the combined notional value of the outstanding interest rate swaps on March 30, 2011, causing the Company to be overhedged. As a result, the Company re-performed tests to assess the effectiveness of its interest rate swaps. Although the interest rate swaps with an aggregate notional amount of $150.0 million passed the assessment tests and the $115.0 million swap continued to qualify for hedge accounting, the $35.0 million swap no longer qualified for hedge accounting due to the lack of variable rate debt expected to be outstanding during the remaining term of the swap. As a result, the Company accelerated the reclassification of amounts deferred in accumulated other comprehensive loss to earnings related to the hedged forecasted transactions that became probable of not occurring during the period in which the Company was overhedged. This resulted in a cumulative charge to earnings for the year ended December 31, 2011 of approximately $1.0 million. From the date that hedge accounting was discontinued on the $35.0 million swap, changes in the fair-value associated with this interest rate swap were recorded directly to earnings, resulting in the recognition of a gain of approximately $12,000 for the year ended December 31, 2011, which is included as a component of loss on derivative instruments.

During the year ended December 31, 2011, the Company recorded total losses on derivative instruments of $544,000, primarily related to the reduction in the amount of the variable-rate indebtedness relating to the remaining $150.0 million interest rate swaps (see above), hedge ineffectiveness on cash flow hedges due to mismatches in maturity dates and interest rate reset dates between the interest rate swaps and corresponding debt and changes in the fair-value of other derivative instruments. For the years ended December 31, 2010 and 2009, the Company recognized a loss of approximately $453,000 and a gain of approximately $203,000, respectively, as a result of hedge ineffectiveness and changes in the fair-value of derivative instruments attributable to mismatches in the maturity date and the interest rate reset dates between the interest rate swap and corresponding debt, and changes in the fair-value of derivatives no longer considered highly effective.

Amounts reported in accumulated other comprehensive loss related to derivatives will be reclassified to earnings during the period in which the hedged forecasted transaction affects earnings. The change in net unrealized (loss)/gain on derivative instruments includes reclassifications of net unrealized losses from accumulated other comprehensive loss as (1) an increase to interest expense of $10.4 million, $17.5 million and $19.8 million for the years ended December 31, 2011, 2010 and 2009, respectively, and (2) a loss on derivative instruments of $544,000 and $453,000 for the years ended December 31, 2011 and 2010, respectively, and a gain on derivative instruments of $203,000 for the year ended December 31, 2009. During the next twelve months, the Company estimates that an additional $6.9 million will be reclassified from accumulated other comprehensive loss as an increase to interest expense. In addition, for the years ended December 31, 2011, 2010 and 2009, approximately $236,000, $723,000 and $2.7 million, respectively, of settlement payments on interest rate swaps have been deferred in accumulated other comprehensive loss and will be amortized over the useful lives of the related development or redevelopment projects.

The following is a summary of the amount of loss recognized in other comprehensive income related to the derivative instruments (in thousands):

	Year Ended
	December 31,
	2011	2010	2009
Amount of loss recognized in other comprehensive income (effective portion):
Cash flow hedges
Interest rate swaps	$104	$2,084	$21,960

The following is a summary of the amount of loss reclassified from accumulated other comprehensive loss to interest expense related to the derivative instruments (in thousands):

	Year Ended
	December 31,
	2011	2010	2009
Amount of loss reclassified from accumulated other comprehensive loss to income (effective portion):
Cash flow hedges
Interest rate swaps(1)	$(3,385)	$(10,343)	$(16,248)
Forward starting swaps(2)	(7,027)	(7,114)	(3,588)
Total interest rate swaps	$(10,412)	$(17,457)	$(19,836)
____________

(1)
Amount represents payments made to swap counterparties for the effective portion of interest rate swaps that were recognized as an increase to interest expense for the periods presented (the amount was recorded as an increase and corresponding decrease to accumulated other comprehensive loss in the same accounting period).

(2)	Amount represents reclassifications of deferred interest costs from accumulated other comprehensive loss to interest expense related to the Company's previously settled forward starting swaps.

The following is a summary of the amount of (loss)/gain recognized in income as a loss on derivative instruments related to the ineffective portion of the derivative instruments (in thousands):

	Year Ended
	December 31,
	2011	2010	2009
Amount of (loss)/gain recognized in income (ineffective portion and amount excluded from effectiveness testing):
Cash flow hedges
Interest rate swaps	$—	$(360)	$(507)
Ineffective interest rate swaps	(544)	—	790
Total interest rate swaps	(544)	(360)	283
Other derivative instruments	—	(93)	(80)
Total (loss)/gain on derivative instruments	$(544)	$(453)	$203

Fair-Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair-Value of Financial Instruments
Fair-Value of Financial Instruments

The Company's disclosures of estimated fair-value of financial instruments at December 31, 2011 and 2010 were determined using available market information and appropriate valuation methods. Considerable judgment is necessary to interpret market data and develop estimated fair-value. The use of different market assumptions or estimation methods may have a material effect on the estimated fair-value amounts.

The carrying amounts for cash and cash equivalents, restricted cash, accounts receivable, security deposits, accounts payable, accrued expenses and other liabilities approximate fair-value due to the short-term nature of these instruments.

The Company utilizes quoted market prices to estimate the fair-value of its fixed-rate and variable-rate debt, when available. If quoted market prices are not available, the Company calculates the fair-value of its mortgage notes payable and other fixed-rate debt based on a currently available market rate assuming the loans are outstanding through maturity and considering the collateral. In determining the current market rate for fixed-rate debt, a market credit spread is added to the quoted yields on federal government treasury securities with similar terms to debt. In determining the current market rate for variable-rate debt, a market credit spread is added to the current effective interest rate. The carrying values of interest rate swaps, as well as the underlying hedged liability, if applicable, are reflected at their fair-values. The Company receives quotations from a third party to use in estimating these fair-values.

At December 31, 2011 and 2010, the aggregate fair-value and the carrying value of the Company's financial instruments were as follows (in thousands):

	December 31,
	2011		2010
	Fair-Value	Carrying Value	Fair-Value	Carrying Value
Mortgage notes payable, net	$670,931	$587,844	$729,561	$657,922
Notes due 2026, net (1)	—	—	23,244	19,522
Notes due 2030	206,775	180,000	209,128	180,000
Notes due 2016, net	396,880	397,810	—	—
Notes due 2020, net	266,775	247,771	262,950	247,571
Unsecured line of credit	268,000	268,000	388,567	392,450
Derivative instruments (2)	9	9	(3,800)	(3,800)
Available-for-sale securities	988	988	4,060	4,060
____________

(1)	In October 2011, the Operating Partnership repurchased and redeemed in full the outstanding principal amount of the Notes due 2026.

(2)
The Company's derivative instruments are reflected in other assets and derivative instruments (liability account) on the accompanying consolidated balance sheets based on their respective balances (see Note 9).

Incentive Award Plan	12 Months Ended
Dec. 31, 2011
Incentive Award Plan [Abstract]
Incentive Award Plan
Incentive Award Plan

The Company has adopted the 2009 Amendment and Restatement of the BioMed Realty Trust, Inc. and BioMed Realty, L.P. 2004 Incentive Award Plan (the “Plan”). The Plan provides for grants to directors, employees and consultants of the Company and the Operating Partnership (and their respective subsidiaries) of stock options, restricted stock, LTIP units, stock appreciation rights, dividend equivalents, and other incentive awards. The Company has reserved 5,340,000 shares of common stock for issuance pursuant to the Plan, subject to adjustments as set forth in the Plan. As of December 31, 2011, 2,039,029 shares of common stock or awards convertible into or exchangeable for common stock remained available for future issuance under the Plan. Each LTIP unit issued will count as one share of common stock for purposes of calculating the limit on shares that may be issued. Compensation cost for these incentive awards is measured based on the fair-value of the award on the grant date (fair-value is calculated based on the closing price of the Company's common stock on the date of grant) and is recognized as expense over the respective vesting period, which for restricted stock awards and LTIP units is generally four to five years. Fully vested incentive awards may be settled for either cash or stock depending on the Company's election and the type of award granted. Participants are entitled to cash dividends and may vote such awarded shares, but the sale or transfer of such shares is limited during the restricted or vesting period. Since inception, the Company has only awarded restricted stock grants and LTIP units. The restricted stock grants may only be settled for stock whereas the LTIP units may be redeemed for either cash or common stock, at the Company's election.

A summary of the Company's unvested restricted stock and LTIP units is presented below:

	Unvested Restricted Shares/LTIP Units	Weighted Average Grant- Date Fair-Value
Balance at December 31, 2008	900,841	$18.92
Granted	603,900	12.38
Vested	(189,658)	27.02
Forfeited	(19,325)	13.52
Balance at December 31, 2009	1,295,758	14.77
Granted	658,859	16.55
Vested	(332,183)	16.90
Forfeited	(34,374)	11.19
Balance at December 31, 2010	1,588,060	15.15
Granted	630,337	18.38
Vested	(467,120)	16.03
Forfeited	(30,215)	16.17
Balance at December 31, 2011	1,721,062	$16.09

Selected data of the Company's incentive award plan is presented below (in thousands except share and period amounts):

	Years Ended December 31,
	2011	2010	2009
Aggregate value of shares granted	$11,612	$10,901	$7,475
Fair-value of shares vested	$8,547	$5,278	$2,011
Stock-based compensation expense recognized in general and administrative expenses and rental operations expense	$7,582	$6,988	$5,625
Shares surrendered to the Company and retired in lieu of cash payments for taxes due on the vesting of restricted stock	129,342	79,555	3,435
Data at period end:
Total compensation to be expensed related to unvested awards in future periods	$18,886
Weighted average expense period (in years)	2.8

Acquisitions	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Business Combination Disclosure
Acquisitions

The Company acquired the following properties during the year ended December 31, 2011. The table below reflects the purchase price allocation for these acquisitions (in thousands):

Property	Acquisition Date	Investments in Real Estate	Above Market Lease	In-Place Lease	Management Agreement	Below Market Ground Lease	Acquisition Date Fair Value
1701 / 1711 Research Blvd.	May 9, 2011	$16,327	$—	$1,144	$29	$—	$17,500
450 Kendall Street (Kendall G)	May 31, 2011	8,229	—	—	—	—	8,229
Ardsley Park	June 23, 2011	16,188	610	1,108	94	—	18,000
Wateridge Circle	November 1, 2011	41,010	777	4,400	313	—	46,500
320 Bent Street (1)	December 14, 2011	87,900	780	12,698	1,298	3,599	106,275
301 Binney Street (1)	December 14, 2011	217,073	3,191	25,370	2,397	7,390	255,421
301 Binney Street Garage (1)	December 14, 2011	15,751	—	—	—	389	16,140
Kendall Crossing Apartments (1)	December 14, 2011	6,947	—	153	9	233	7,342
Total		$409,425	$5,358	$44,873	$4,140	$11,611	$475,407
Weighted average intangible amortization life (in months)			61	61	61	603
____________

(1)The Company acquired PREI's 80% membership interest in the entity that owned these properties through the PREI I LLC joint venture.  As a result, these properties became 100% owned by the Company on December 14, 2011.  See “Rogers Street Acquisition” below for further discussion.

Revenues of approximately $3.9 million and net loss of approximately $309,000 associated with properties acquired in 2011 are included in the consolidated income statements for the year ended December 31, 2011 for both the Company and the Operating Partnership.

Rogers Street Acquisition

On December 14, 2011, the Company acquired 320 Bent Street, 301 Binney Street, 301 Binney Street Garage, and Kendall Crossing Apartments (the "Rogers Street Properties") from PREI I LLC for cash of $308.0 million for the 80% interest indirectly held by PREI. The remaining 20% interest was previously indirectly owned by the Company through its 20% interest in PREI I LLC and was distributed to the Company in connection with this transaction. Upon the acquisition of the controlling interest of the Rogers Street Properties, the properties were consolidated and a gain of $4.7 million was recognized in other (expense)/income on the consolidated statement of income equal to the amount by which the fair-value of the 20% interest the Company previously owned exceeded its carrying value. PREI I LLC concurrently repaid the remaining outstanding balance of its secured acquisition and interim loan facility of $199.3 million through proceeds from the sale and capital contributions of the members, of which the Company's portion was $39.9 million.

Selected data regarding the acquisition of the Rogers Street Properties is presented below (in thousands):

December 14, 2011
Cash consideration paid for the Rogers Street Properties	$308,000
Cash acquired	(2,051)
Net cash paid by the Company to acquire the Rogers Street Properties	305,949

Fair-value of the Company's previously owned interest in the Rogers Street Properties	$77,000
Less: carrying value of the Company's previously owned interest in the Rogers Street Properties	(72,321)
Gain on revaluation of acquired unconsolidated joint venture	$4,679

Net cash paid by the Company to acquire the Rogers Street Properties	$305,949
Fair-value of the Company's previously owned interest in the Rogers Street Properties	77,000
Net liabilities assumed	2,229
Acquisition date fair-value of the Rogers Street Properties	$385,178

Pro Forma Results of the Parent Company (unaudited)

The unaudited pro forma revenues and operating income of the Parent Company, including the acquisitions that occurred in 2011 as if they had taken place on January 1, 2010, are as follows (in thousands except per share amounts):

	Year Ended December 31,
	2011	2010
Total revenues	$473,170	$423,649
Net income available to common stockholders	19,786	12,531
Net income per share available to common stockholders - basic and diluted	$0.15	$0.11

Pro forma data may not be indicative of the results that would have been reported had the acquisitions actually occurred as of January 1, 2010, nor does it intend to be a projection of future results.

Pro Forma Results of the Operating Partnership (unaudited)

The unaudited pro forma revenues and operating income of the Operating Partnership, including the acquisitions that occurred in 2011 as if they had taken place on January 1, 2010, are as follows (in thousands except per share amounts):

	Year Ended December 31,
	2011	2010
Total revenues	$473,170	$423,649
Net income available to unitholders	20,355	13,077
Net income per unit available to unitholders - basic and diluted	$0.15	$0.11

Pro forma data may not be indicative of the results that would have been reported had the acquisitions actually occurred as of January 1, 2010, nor does it intend to be a projection of future results.

Discontinued Operations	12 Months Ended
Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
Discontinued Operations

In April 2012, the Company completed the exchange of an operating property on Forbes Boulevard in South San Francisco for an office property located in Redwood City, California. As a result, the Company reclassified the Forbes Boulevard property as a discontinued operation. The table below reflects the details of the property and the exchange (in thousands):

Property	Date of Sale	Original Acquisition Date	Sales Price (1)	Impairment loss
Forbes Boulevard	April 27, 2012	September 5, 2007	$28,000	$(4,552)
_________

(1)	The sales price was equal to the fair-value of the office property received as consideration for the exchange from the independent third party.

The results of operations of the Forbes Boulevard property are reported as discontinued operations for all periods presented in the accompanying consolidated financial statements. The following table summarizes the revenue and expense components that comprise income from discontinued operations (in thousands):

	For the Year Ended
	December 31,
	2011	2010	2009
Total revenues	$1,499	$2,808	$2,973
Total expenses	1,025	1,105	1,191
Income from discontinued operations	$474	$1,703	$1,782

Discontinued operations have not been segregated in the consolidated statements of cash flows. Therefore, certain line items in the consolidated statements of cash flows will not agree with respective data in the consolidated statements of income.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

Concentration of Credit Risk

Life science entities comprise the vast majority of the Company's tenant base. Because of the dependence on a single industry, adverse conditions affecting that industry will more adversely affect our business. Two of the Company's tenants, Human Genome Sciences, Inc. and Vertex Pharmaceuticals Incorporated, comprised 14.6% and 10.1%, or $48.0 million and $33.2 million, respectively, of rental revenues from continuing operations for the year ended December 31, 2011; 16.4% and 11.9%, or $48.0 million and $34.9 million, respectively, of rental revenues from continuing operations for the year ended December 31, 2010; and 17.9% and 13.3%, or $48.0 million and $35.6 million, respectively, of rental revenues from continuing operations for the year ended December 31, 2009. These tenants are located in the Company's Maryland, and Boston and San Diego markets, respectively. The inability of these tenants to make lease payments could materially adversely affect the Company's business.

The Company generally does not require collateral or other security from our tenants, other than security deposits or letters of credit in select cases.

Construction and Other Related Commitments

As of December 31, 2011, the Company had approximately $92.7 million outstanding in construction and other related commitments related to construction, development, tenant improvements, renovation costs, leasing commissions, and general property-related capital expenditures, with approximately $92.2 million expected to be paid in 2012, approximately $495,000 expected to be paid in 2013 and 2014, and approximately $9,000 expected to be paid in 2015 and 2016.

Insurance

The Company carries insurance coverage on its properties with policy specifications and insured limits that it believes are adequate given the relative risk of loss, cost of the coverage and standard industry practice. However, certain types of losses (such as from the perils of earthquakes, windstorms, terrorism and floods) may be either uninsurable or not economically insurable. Further, certain of the properties are located in areas that are subject to earthquake activity, windstorms and floods. Should a property sustain damage as a result of an earthquake, windstorm or flood, the Company may incur losses due to insurance deductibles, co-payments on insured losses or uninsured losses. Should an uninsured loss occur, the Company could lose some or all of its capital investment, cash flow and anticipated profits related to one or more properties.

Environmental Matters

The Company follows a policy of monitoring its properties for the presence of hazardous or toxic substances. The Company is not aware of any environmental liability with respect to the properties that would have a material adverse effect on the Company's business, assets or results of operations. There can be no assurance that such a material environmental liability does not exist. The existence of any such material environmental liability could have an adverse effect on the Company's results of operations and cash flow. The Company carries environmental remediation insurance for its properties. This insurance, subject to certain exclusions and deductibles, covers the cost to remediate environmental damage caused by future spills or the historic presence of previously undiscovered hazardous substances, as well as third-party bodily injury and property damage claims related to the release of hazardous substances.

Tax Indemnification Agreements and Minimum Debt Requirements

As a result of the contribution of properties to the Operating Partnership, the Company has indemnified the contributors of the properties against adverse tax consequences if it directly or indirectly sells, exchanges or otherwise disposes of the properties in a taxable transaction before the ten-year anniversary of the completion of the Company's initial public offering (the “Offering”). The Company also has agreed to use its reasonable best efforts to maintain at least $8.0 million of debt, some of which must be property specific, for a period of ten years following the date of the Offering to enable certain contributors to guarantee the debt in order to defer potential taxable gain they may incur if the Operating Partnership repays the existing debt.

Legal Proceedings

Although the Company is involved in legal proceedings arising in the ordinary course of business, as of December 31, 2011, the Company is not currently a party to any legal proceedings nor, to its knowledge, is any legal proceeding threatened against it that it believes would have a material adverse effect on its financial position, results of operations or liquidity.

Quarterly Financial Information of the Parent Company (Parent Company [Member])	12 Months Ended
Dec. 31, 2011
Parent Company [Member]
Quarterly Financial Information of the Parent Company
Quarterly Financial Information of the Parent Company (unaudited)

The Company's selected quarterly information for the years ended December 31, 2011 and 2010 (in thousands, except per share data) was as follows.

	2011 Quarter Ended(1)
	December 31	September 30	June 30	March 31
Total revenues	$111,958	$114,639	$106,409	$105,193
Income from continuing operations	15,790	8,861	7,852	9,737
Income from discontinued operations	163	76	95	141
Net income	15,953	8,937	7,947	9,878
Net income attributable to noncontrolling interests	(244)	(106)	(68)	(107)
Preferred dividends	(3,651)	(3,901)	(4,241)	(4,241)
Net income available to common stockholders	$12,058	$4,765	$3,638	$5,530
Income from continuing operations per share available to common stockholders - basic and diluted	$0.08	$0.03	$0.03	$0.04
Net income per share available to common stockholders - basic and diluted	$0.08	$0.03	$0.03	$0.04

	2010 Quarter Ended(1)
	December 31	September 30	June 30	March 31
Total revenues	$104,409	$95,006	$92,190	$92,024
Income from continuing operations	12,562	8,735	8,093	8,219
Income from discontinued operations	378	442	442	442
Net income	12,940	9,177	8,535	8,661
Net income attributable to noncontrolling interests	(178)	(104)	(95)	(121)
Preferred dividends	(4,241)	(4,241)	(4,241)	(4,241)
Net income available to common stockholders	$8,521	$4,832	$4,199	$4,299
Income from continuing operations per share available to common stockholders - basic and diluted	$0.06	$0.03	$0.04	$0.03
Net income per share available to common stockholders - basic and diluted	$0.06	$0.04	$0.04	$0.04
____________

(1)	The sum of quarterly financial data may vary from the annual data due to rounding.

Quarterly Financial Information of the Operating Partnership (BIOMED REALTY, L.P. [Member])	12 Months Ended
Dec. 31, 2011
BIOMED REALTY, L.P. [Member]
Quarterly Financial Information of the Operating Partnership
Quarterly Financial Information of the Operating Partnership (unaudited)

The Company's selected quarterly information for the years ended December 31, 2011 and 2010 (in thousands, except per share data) was as follows.

	2011 Quarter Ended(1)
	December 31	September 30	June 30	March 31
Total revenues	$111,958	$114,639	$106,409	$105,193
Income from continuing operations	15,790	8,861	7,852	9,737
Income from discontinued operations	163	76	95	141
Net income	15,953	8,937	7,947	9,878
Net loss attributable to noncontrolling interests	8	5	14	18
Preferred distributions	(3,651)	(3,901)	(4,241)	(4,241)
Net income available to unitholders	$12,310	$4,876	$3,720	$5,655
Income from continuing operations per unit attributable to unitholders - basic and diluted	$0.08	$0.03	$0.03	$0.04
Net income per unit attributable to unitholders - basic and diluted	$0.08	$0.03	$0.03	$0.04

	2010 Quarter Ended(1)
	December 31	September 30	June 30	March 31
Total revenues	$104,409	$95,006	$92,190	$92,024
Income from continuing operations	12,562	8,735	8,093	8,219
Income from discontinued operations	378	442	442	442
Net income	12,940	9,177	8,535	8,661
Net loss attributable to noncontrolling interests	10	18	14	6
Preferred distributions	(4,241)	(4,241)	(4,241)	(4,241)
Net income available to unitholders	$8,709	$4,954	$4,309	$4,427
Income from continuing operations per unit attributable to unitholders - basic and diluted	$0.06	$0.03	$0.04	$0.03
Net income per unit attributable to unitholders - basic and diluted	$0.06	$0.04	$0.04	$0.04
____________

(1)	The sum of quarterly financial data may vary from the annual data due to rounding.

Real Estate And Accumulated Depreciation	12 Months Ended
Dec. 31, 2011
Real Estate and Accumulated Depreciation Disclosure [Abstract]
Real Estate And Accumulated Depreciation
As of December 31, 2011
(In thousands)

			Initial Cost			Costs Capitalized Subsequent to Acquisition	Gross amount carried at December 31, 2011
Property	Year Built/ Renovated	Encumbrances	Land	Ground Lease	Buildings and Improvements		Land	Buildings and Improvements	Total	Accumulated Depreciation	Net
		(1)							(2)	(3)
Albany Street	1922/1998	—	$1,942	—	$31,293	$258	$1,942	$31,551	$33,493	$(5,200)	$28,293
Ardentech Court	1997/2008	—	2,742	—	5,379	6,919	2,742	12,298	15,040	(3,501)	11,539
Ardenwood Venture	1985	—	3,550	—	10,603	4,425	3,550	15,028	18,578	(2,851)	15,727
Ardsley Park (4)	1956/2000	—	6,581	—	9,587	7,365	6,581	16,952	23,533	(84)	23,449
Balboa Avenue	1968/2000	—	1,316	—	9,493	567	1,316	10,060	11,376	(1,941)	9,435
Bayshore Boulevard	2000	—	3,667	—	22,593	7,486	3,667	30,079	33,746	(8,456)	25,290
Beckley Street	1999	—	1,480	—	17,590	—	1,480	17,590	19,070	(3,097)	15,973
Bernardo Center Drive	1974/2008	—	2,580	—	13,714	30	2,580	13,744	16,324	(2,383)	13,941
9911 Belward Campus Drive	2001	—	4,160	—	196,814	—	4,160	196,814	200,974	(28,657)	172,317
9920 Belward Campus Drive	2000	—	3,935	—	11,206	—	3,935	11,206	15,141	(1,643)	13,498
320 Bent Street	2003	—	—	—	87,900	—	—	87,900	87,900	(200)	87,700
301 Binney Street	2007	—	—	—	217,073	—	—	217,073	217,073	(576)	216,497
301 Binney Street Garage	2007	—	—	—	15,751	—	—	15,751	15,751	(19)	15,732
Center for Life Science Boston	2008	342,149	60,000	—	407,747	255,926	60,000	663,673	723,673	(67,847)	655,826
Bridgeview Technology Park I	1977/2002	—	2,493	—	14,716	19,342	2,493	34,058	36,551	(7,199)	29,352
Bridgeview Technology Park II	1977/2002	—	1,522	—	13,066	—	1,522	13,066	14,588	(2,218)	12,370
Charles Street	1911/1986	—	5,000	—	7,033	29	5,000	7,062	12,062	(1,102)	10,960
Coolidge Avenue	1962/1999	—	2,760	—	7,102	244	2,760	7,346	10,106	(1,201)	8,905
Dumbarton Circle	1990	—	2,723	—	5,097	235	2,723	5,332	8,055	(2,681)	5,374
Eccles Avenue (5)	1965/1995	—	21,257	—	608	5,874	21,257	6,482	27,739	(608)	27,131
Eisenhower Road	1973/2000	—	416	—	2,614	1,062	416	3,676	4,092	(983)	3,109
Elliott Avenue	1925/2004	—	10,124	—	38,911	33,558	10,124	72,469	82,593	(6,416)	76,177
21 Erie Street	1925/2004	—	3,366	—	18,372	88	3,366	18,460	21,826	(3,056)	18,770
40 Erie Street	1996	—	7,593	—	33,765	2,563	7,593	36,328	43,921	(5,621)	38,300
4570 Executive Drive	1999	—	7,685	—	48,693	—	7,685	48,693	56,378	(3,195)	53,183
4775 / 4785 Executive Drive	2009	—	10,180	—	17,100	643	10,180	17,743	27,923	(570)	27,353
500 Fairview Avenue	1959/1991	—	—	—	3,285	263	—	3,548	3,548	(2,719)	829
530 Fairview Avenue	2008	—	2,703	—	694	43,676	2,703	44,370	47,073	(5,393)	41,680
Faraday Avenue	1986	—	1,370	—	7,201	—	1,370	7,201	8,571	(1,140)	7,431
Forbes Boulevard	1978	—	19,250	—	13,334	464	19,250	13,798	33,048	(1,446)	31,602
Fresh Pond Research Park	1948/2002	—	3,500	—	18,322	7,456	3,500	25,778	29,278	(3,315)	25,963
Gateway Business Park	1991-1998	—	116,851	—	10,981	—	116,851	10,981	127,832	(2,889)	124,943
Gazelle Court	2011	—	10,100	—	1,769	55,894	10,100	57,663	67,763	(996)	66,767
George Patterson Boulevard	1996/2005	—	1,575	—	11,029	1,625	1,575	12,654	14,229	(1,852)	12,377
Graphics Drive	1992/2007	—	800	—	6,577	6,904	800	13,481	14,281	(3,539)	10,742
Industrial Road	2001/2005	—	12,000	—	41,718	16,088	12,000	57,806	69,806	(19,712)	50,094
3525 John Hopkins Court	1991	—	3,993	—	18,183	281	3,993	18,464	22,457	(652)	21,805
3545-3575 John Hopkins Court	1991/2008	—	3,560	—	19,495	15,798	3,560	35,293	38,853	(3,712)	35,141
Kaiser Drive	1990	—	3,430	—	6,093	10,391	3,430	16,484	19,914	(2,172)	17,742
450 Kendall Street (Kendall G) (5)	—	—	—	—	8,229	497	—	8,726	8,726	—	8,726
500 Kendall Street (Kendall D)	2002	62,261	3,572	—	166,308	597	3,572	166,905	170,477	(27,632)	142,845
Kendall Crossing Apartments	2003	—	—	—	6,947	—	—	6,947	6,947	(15)	6,932
King of Prussia Road	1954/2004	—	12,813	—	66,152	1,063	12,813	67,215	80,028	(12,608)	67,420
Landmark at Eastview (6)	1958/2008	—	—	14,210	61,996	191,812	16,944	251,074	268,018	(33,092)	234,926
Medical Center Drive	1995	—	9,620	—	43,561	7,432	9,620	50,993	60,613	(2,226)	58,387
Monte Villa Parkway	1996/2002	—	1,020	—	10,711	382	1,020	11,093	12,113	(2,157)	9,956
6114-6154 Nancy Ridge Drive	1994	—	10,100	—	28,611	16,378	10,100	44,989	55,089	(4,664)	50,425
6828 Nancy Ridge Drive	1983/2001	6,373	2,344	—	9,611	1,755	2,344	11,366	13,710	(2,120)	11,590
Science Center at Oyster Point	2008-2009	—	19,464	—	89,762	—	19,464	89,762	109,226	(3,590)	105,636
One Research Way	1980/2008	—	1,813	—	6,454	6,183	1,813	12,637	14,450	(1,077)	13,373
Pacific Center Boulevard	1991/2008	—	5,400	—	11,493	2,720	5,400	14,213	19,613	(2,403)	17,210
Pacific Research Center	2000/2008	—	74,147	—	142,437	115,893	74,147	258,330	332,477	(28,804)	303,673
3500 Paramount Parkway	1999	—	1,080	—	14,535	—	1,080	14,535	15,615	(756)	14,859
Patriot Drive	1984/2001	—	848	—	6,906	—	848	6,906	7,754	(349)	7,405
Phoenixville Pike	1989/2008	—	1,204	—	10,087	12,836	1,204	22,923	24,127	(4,799)	19,328
Research Boulevard (4)	1970/2004	—	7,492	—	8,834	647	7,492	9,481	16,973	(267)	16,706
Road to the Cure	1977/2007	—	4,430	—	19,128	3,912	4,430	23,040	27,470	(4,516)	22,954
San Diego Science Center	19,732.002	—	3,871	—	21,875	2,214	3,871	24,089	27,960	(4,607)	23,353
10240 Science Center Drive	2002	—	4,079	—	12,124	20	4,079	12,144	16,223	(554)	15,669
Science Center Drive	1995	—	2,630	—	16,029	20	2,630	16,049	18,679	(2,959)	15,720
Shady Grove Road	2003	146,581	28,895	—	197,548	3,341	28,895	200,889	229,784	(29,207)	200,577
Sidney Street	2000	26,400	7,579	—	50,459	71	7,579	50,530	58,109	(8,328)	49,781
Sorrento Plaza	1978/2003	—	2,364	—	5,946	330	2,364	6,276	8,640	(312)	8,328
11388 Sorrento Valley Road	2000	—	2,366	—	8,514	170	2,366	8,684	11,050	(463)	10,587
Sorrento Valley Boulevard	1982	—	4,140	—	15,036	34	4,140	15,070	19,210	(2,145)	17,065
Sorrento West	1974-1984	—	13,455	—	11,990	5,744	13,455	17,734	31,189	(1,252)	29,937
Spring Mill Drive	1988	—	1,074	—	7,948	863	1,074	8,811	9,885	(1,648)	8,237
Trade Centre Avenue	1997	—	3,275	—	15,404	—	3,275	15,404	18,679	(2,561)	16,118
Torreyana Road	1980/1997	—	7,660	—	24,468	—	7,660	24,468	32,128	(3,002)	29,126
9865 Towne Centre Drive	2008	—	5,738	—	2,991	20,206	5,738	23,197	28,935	(2,863)	26,072
9885 Towne Centre Drive	2001/2008	—	4,982	—	28,513	—	4,982	28,513	33,495	(5,257)	28,238
Tributary Street	1983/1998	—	2,060	—	10,597	—	2,060	10,597	12,657	(1,865)	10,792
900 Uniqema Boulevard	2000	814	404	—	3,692	22	404	3,714	4,118	(589)	3,529
1000 Uniqema Boulevard	1999	—	1,350	—	13,229	71	1,350	13,300	14,650	(2,067)	12,583
Vassar Street	1950/1998	—	2,040	—	13,841	11,436	2,040	25,277	27,317	(3,398)	23,919
Waples Street	1983/2005	—	2,470	—	2,907	11,039	2,470	13,946	16,416	(6,738)	9,678
Wateridge Circle	2001	—	6,536	—	34,474	12	6,536	34,486	41,022	(286)	40,736
Walnut Street	1972/2004	—	5,200	—	36,067	—	5,200	36,067	41,267	(5,887)	35,380
Weston Parkway	1990	—	536	—	5,022	—	536	5,022	5,558	(173)	5,385
675 West Kendall Street (Kendall A)	2002	—	4,922	—	121,182	807	4,922	121,989	126,911	(20,016)	106,895
West Watkins Mill	1999	—	2,320	—	10,393	198	2,320	10,591	12,911	(856)	12,055
50 West Watkins Mill	1988/2005	—	1,451	—	11,611	—	1,451	11,611	13,062	(723)	12,339
217th Place	1987/2007	—	7,125	—	3,529	14,626	7,125	18,155	25,280	(2,801)	22,479
Total		$584,578	$630,073	$14,210	$2,819,652	$938,785	$647,017	$3,755,703	$4,402,720	$(452,474)	$3,950,246
____________

(1)	Includes mortgage notes secured by various properties but excludes unamortized debt premium of $3.3 million.

(2)	The aggregate gross cost of the Company's rental property for federal income tax purposes approximated $4.8 billion as of December 31, 2011 (unaudited).

(3)	Depreciation of building and improvements is recorded on a straight-line basis over the estimated useful lives ranging from less than one year to 40 years.

(4)	The property or a portion of the property was under development or pre-development as of December 31, 2011.

(5)	This property represents the potential for ground up development

(6)	During 2007, the Company acquired a fee simple interest in the land at its Landmark at Eastview property. The balance of $14.2 million was subsequently reclassified from ground lease to land.

Basis of Presentation and Summary of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation

The consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries, partnerships and limited liability companies it controls, and variable interest entities for which the Company has determined itself to be the primary beneficiary. All material intercompany transactions and balances have been eliminated. The Company consolidates entities the Company controls and records a noncontrolling interest for the portions not owned by the Company. Control is determined, where applicable, by the sufficiency of equity invested and the rights of the equity holders, and by the ownership of a majority of the voting interests, with consideration given to the existence of approval or veto rights granted to the minority stockholder. If the minority stockholder holds substantive participating rights, it overcomes the presumption of control by the majority voting interest holder. In contrast, if the minority stockholder simply holds protective rights (such as consent rights over certain actions), it does not overcome the presumption of control by the majority voting interest holder.

Investments in Partnerships and Limited Liability Companies
Investments in Partnerships and Limited Liability Companies

The Company evaluates its investments in limited liability companies and partnerships to determine whether such entities may be a variable interest entity, or VIE, and, if a VIE, whether the Company is the primary beneficiary. Generally, an entity is determined to be a VIE when either (1) the equity investors (if any) lack one or more of the essential characteristics of a controlling financial interest, (2) the equity investment at risk is insufficient to finance that entity's activities without additional subordinated financial support or (3) the equity investors have voting rights that are not proportionate to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest. The primary beneficiary is the entity that has both (1) the power to direct matters that most significantly impact the VIE's economic performance and (2) the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. The Company considers a variety of factors in identifying the entity that holds the power to direct matters that most significantly impact the VIE's economic performance including, but not limited to, the ability to direct financing, leasing, construction and other operating decisions and activities. In addition, the Company considers the rights of other investors to participate in policy making decisions, to replace or remove the manager and to liquidate or sell the entity. The obligation to absorb losses and the right to receive benefits when a reporting entity is affiliated with a VIE must be based on ownership, contractual, and/or other pecuniary interests in that VIE. The Company has determined that it is the primary beneficiary in six VIEs, consisting of single-tenant properties in which the tenant has a fixed-price purchase option, which are consolidated and reflected in the accompanying consolidated financial statements. Selected financial data of the VIEs at December 31, 2011 and 2010 consist of the following:

	December 31, 2011	December 31, 2010
Investment in real estate, net	$409,327	$375,428
Total assets	454,208	414,993
Total debt	146,581	147,000
Total liabilities	151,893	161,697

If the foregoing conditions do not apply, the Company considers whether a general partner or managing member controls a limited partnership or limited liability company. The general partner in a limited partnership or managing member in a limited liability company is presumed to control that limited partnership or limited liability company. The presumption may be overcome if the limited partners or members have either (1) the substantive ability to dissolve the limited partnership or limited liability company or otherwise remove the general partner or managing member without cause or (2) substantive participating rights, which provide the limited partners or members with the ability to effectively participate in significant decisions that would be expected to be made in the ordinary course of the limited partnership's or limited liability company's business and thereby preclude the general partner or managing member from exercising unilateral control over the partnership or company. If these criteria are met and the Company is the general partner or the managing member, as applicable, the consolidation of the partnership or limited liability company is required.

Except for investments that are consolidated, the Company accounts for investments in entities over which it exercises significant influence, but does not control, under the equity method of accounting. These investments are recorded initially at cost and subsequently adjusted for equity in earnings and cash contributions and distributions. Under the equity method of accounting, the Company's net equity in the investment is reflected in the consolidated balance sheets and its share of net income or loss is included in the Company's consolidated statements of income.

On a periodic basis, management assesses whether there are any indicators that the carrying value of the Company's investments in unconsolidated partnerships or limited liability companies may be impaired on a more than temporary basis. An investment is impaired only if management's estimate of the fair-value of the investment is less than the carrying value of the investment on a more than temporary basis. To the extent impairment has occurred, the loss is measured as the excess of the carrying value of the investment over the fair-value of the investment. Management does not believe that the carrying value of any of the Company's unconsolidated investments in partnerships or limited liability companies was impaired as of December 31, 2011.

Investments in Real Estate, Net
Investments in Real Estate, Net

Investments in real estate are carried at depreciated cost. Depreciation and amortization are recorded on a straight-line basis over the estimated useful lives of the assets as follows:

Buildings and improvements	Remaining useful life, not to exceed 40 years
Tenant improvements	Shorter of the useful lives or the terms of the related leases
Furniture, fixtures, and equipment (other assets)	Three to five years
Acquired in-place leases	Non-cancelable term of the related lease
Acquired management agreements	Non-cancelable term of the related agreement

Investments in real estate, net consisted of the following (in thousands):

	December 31, 2011	December 31, 2010
Land	$591,009	$578,753
Land under development	56,008	47,920
Buildings and improvements	3,615,678	3,160,392
Construction in progress	140,025	91,027
	4,402,720	3,878,092
Accumulated depreciation	(452,474)	(341,978)
	$3,950,246	$3,536,114

Purchase accounting is applied to the assets and liabilities of real estate properties in which the Company acquires a controlling interest or a partial interest. The fair-value of tangible assets of an acquired property (which includes land, buildings, and improvements) is determined by valuing the property as if it were vacant, and the “as-if-vacant” value is then allocated to land, buildings and improvements based on management's determination of the relative fair-value of these assets. Factors considered by the Company in performing these analyses include an estimate of the carrying costs during the expected lease-up periods, current market conditions and costs to execute similar leases. In estimating carrying costs, the Company includes real estate taxes, insurance and other operating expenses and estimates of lost rental revenue during the expected lease-up periods based on current market demand. Upon the acquisition of a controlling interest of an investment in an unconsolidated partnership, such partnership is consolidated and a gain is recognized equal to the amount in which the fair-value of the noncontrolling interest in such partnership exceeded its carrying value at the time of obtaining control.

The aggregate value of other acquired intangible assets consisting of acquired in-place leases and acquired management agreements (see deferred leasing costs below) are recorded based on a variety of considerations including, but not necessarily limited to: (1) the value associated with avoiding the cost of originating the acquired in-place leases (i.e. the market cost to execute a lease, including leasing commissions and legal fees, if any); (2) the value associated with lost revenue related to tenant reimbursable operating costs estimated to be incurred during the assumed lease-up period (i.e. real estate taxes and insurance); and (3) the value associated with lost rental revenue from existing leases during the assumed lease-up period (see discussion of the recognition of acquired above-market and below-market leases in Revenue Recognition section below). The fair-value assigned to the acquired management agreements are recorded at the present value (using a discount rate which reflects the risks associated with the management agreements acquired) of the acquired management agreements with certain tenants of the acquired properties. The Company has also considered the existence of a tenant relationship intangible asset, but has not historically allocated any value to tenant relationships apart from acquired in-place leases. The values of in-place leases and management agreements are amortized to expense over the remaining non-cancelable period of the respective leases or agreements. If a lease were to be terminated or if termination is determined to be likely (e.g., in the case of a tenant bankruptcy) prior to its contractual expiration, amortization of all unamortized amounts related to that lease would be accelerated and such amounts written off.

Costs incurred in connection with the development or construction of properties and improvements are capitalized. Capitalized costs include pre-construction costs essential to the development of the property, development costs, construction costs, interest costs, real estate taxes, salaries and related costs and other direct costs incurred during the period of development. The Company capitalizes costs on land and buildings under development until construction is substantially complete and the property is held available for occupancy. Determination of when a development project is substantially complete and when capitalization must cease involves a degree of judgment. The Company considers a construction project as substantially complete and held available for occupancy upon the completion of landlord-owned tenant improvements or when the lessee takes possession of the unimproved space for construction of its own improvements, but no later than one year from cessation of major construction activity. The Company ceases capitalization on the portion substantially completed and occupied or held available for occupancy, and capitalizes only those costs associated with any remaining portion under construction. Interest costs capitalized for the years ended December 31, 2011, 2010 and 2009 were $7.6 million, $5.4 million, and $12.4 million, respectively. Payroll costs capitalized for the years ended December 31, 2011, 2010 and 2009 were $1.3 million, $832,000, and $697,000, respectively. Costs associated with acquisitions are charged to expense.

Repair and maintenance costs are charged to expense as incurred and significant replacements and betterments are capitalized. Repairs and maintenance costs include all costs that do not extend the useful life of an asset or increase its operating efficiency. Significant replacement and betterments represent costs that extend an asset's useful life or increase its operating efficiency.

Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed
Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed

The Company reviews long-lived assets and certain identifiable intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The review of recoverability is based on an estimate of the future undiscounted cash flows (excluding interest charges) expected to result from the long-lived asset's use and eventual disposition. These cash flows consider factors such as expected future operating income, trends and prospects, as well as the effects of leasing demand, competition and other factors. If impairment exists due to the inability to recover the carrying value of a long-lived asset, an impairment loss is recorded to the extent that the carrying value exceeds the estimated fair-value of the property. The Company is required to make subjective assessments as to whether there are impairments in the values of its investments in long-lived assets. These assessments have a direct impact on the Company's net income because recording an impairment loss results in an immediate negative adjustment to net income. The evaluation of anticipated cash flows is highly subjective and is based in part on assumptions regarding future occupancy, rental rates and capital requirements that could differ materially from actual results in future periods. Although the Company's strategy is to hold its properties over the long-term, if the Company's strategy changes or market conditions otherwise dictate an earlier sale date, an impairment loss may be recognized to reduce the property to the lower of the carrying amount or fair-value, and such loss could be material. As of and through December 31, 2011, no assets have been identified as impaired and no such impairment losses have been recognized

Cash and Cash Equivalents
Cash and Cash Equivalents

Cash and cash equivalents consist of highly liquid investments with original maturities of three months or less. We maintain our cash at insured financial institutions. The combined account balances at each institution periodically exceed FDIC insurance coverage, and, as a result, there is a concentration of credit risk related to amounts in excess of FDIC limits. The Company believes that the risk is not significant

Restricted Cash	Restricted Cash Restricted cash primarily consists of cash deposits for real estate taxes, insurance and capital expenditures as required by certain mortgage notes payable
Deferred Leasing Costs
Deferred Leasing Costs

Leasing commissions and other direct costs associated with obtaining new or renewal leases are recorded at cost and amortized on a straight-line basis over the terms of the respective leases, with remaining terms ranging from less than one year to approximately 20 years as of December 31, 2011. Deferred leasing costs also include the net carrying value of acquired in-place leases and acquired management agreements.

Deferred leasing costs, net at December 31, 2011 consisted of the following (in thousands):

	Balance at	Accumulated
	December 31, 2011	Amortization	Net
Acquired in-place leases	$260,552	$(150,453)	$110,099
Acquired management agreements	22,696	(12,641)	10,055
Deferred leasing and other direct costs	54,461	(17,360)	37,101
	$337,709	$(180,454)	$157,255

Deferred leasing costs, net at December 31, 2010 consisted of the following (in thousands):

	Balance at
	December 31, 2010	Accumulated Amortization	Net
Acquired in-place leases	$216,674	$(126,484)	$90,190
Acquired management agreements	18,557	(11,132)	7,425
Deferred leasing and other direct costs	40,531	(13,086)	27,445
	$275,762	$(150,702)	$125,060

The estimated amortization expense for deferred leasing costs at December 31, 2011 was as follows (in thousands):

2012	$34,519
2013	26,046
2014	24,452
2015	20,681
2016	13,607
Thereafter	37,950
$157,255

Revenue Recognition, Operating Expenses and Lease Terminations
Revenue Recognition, Operating Expenses and Lease Terminations

The Company commences revenue recognition on its leases based on a number of factors. In most cases, revenue recognition under a lease begins when the lessee takes possession of or controls the physical use of the leased asset. Generally, this occurs on the lease commencement date. In determining what constitutes the leased asset, the Company evaluates whether the Company or the lessee is the owner, for accounting purposes, of the tenant improvements. If the Company is the owner, for accounting purposes, of the tenant improvements, then the leased asset is the finished space and revenue recognition begins when the lessee takes possession of the finished space, typically when the improvements are substantially complete. If the Company concludes that it is not the owner, for accounting purposes, of the tenant improvements (the lessee is the owner), then the leased asset is the unimproved space and any tenant improvement allowances funded under the lease are treated as lease incentives, which reduce revenue recognized on a straight-line basis over the remaining non-cancelable term of the respective lease. In these circumstances, the Company begins revenue recognition when the lessee takes possession of the unimproved space for the lessee to construct improvements. The determination of who is the owner, for accounting purposes, of the tenant improvements determines the nature of the leased asset and when revenue recognition under a lease begins. The Company considers a number of different factors to evaluate whether it or the lessee is the owner of the tenant improvements for accounting purposes. These factors include:

•	whether the lease stipulates how and on what a tenant improvement allowance may be spent;

•	whether the tenant or landlord retain legal title to the improvements;

•	the uniqueness of the improvements;

•	the expected economic life of the tenant improvements relative to the length of the lease;

•	the responsible party for construction cost overruns; and

•	who constructs or directs the construction of the improvements.
The determination of who owns the tenant improvements, for accounting purposes, is subject to significant judgment. In making that determination, the Company considers all of the above factors. However, no one factor is determinative in reaching a conclusion.

All leases are classified as operating leases and minimum rents are recognized on a straight-line basis over the term of the related lease. The excess of rents recognized over amounts contractually due pursuant to the underlying leases are included in accrued straight-line rents on the accompanying consolidated balance sheets and contractually due but unpaid rents are included in accounts receivable. Existing leases at acquired properties are reviewed at the time of acquisition to determine if contractual rents are above or below current market rents for the acquired property. An identifiable lease intangible asset or liability is recorded based on the present value (using a discount rate that reflects the risks associated with the acquired leases) of the difference between (1) the contractual amounts to be paid pursuant to the in-place leases and (2) the Company's estimate of the fair market lease rates for the corresponding in-place leases at acquisition, measured over a period equal to the remaining non-cancelable term of the leases and any fixed rate renewal periods (based on the Company's assessment of the likelihood that the renewal periods will be exercised). The capitalized above-market lease values are amortized as a reduction of rental revenue on a straight-line basis over the remaining non-cancelable terms of the respective leases. The capitalized below-market lease values are amortized as an increase to rental revenue on a straight-line basis over the remaining non-cancelable terms of the respective leases and any fixed-rate renewal periods, if applicable. If a tenant vacates its space prior to the contractual termination of the lease and no rental payments are being made on the lease, any unamortized balance of the related intangible will be written off.

The impact of the straight-line rent revenue, acquired above and below market lease revenue, and lease incentive revenue consisted of the following (in thousands):

	Years Ended December 31,
	2011	2010	2009
Straight-line rent revenue	$25,243	$26,285	$29,100
Acquired above-market lease revenue	(9,607)	(2,890)	(1,282)
Acquired below-market lease revenue	1,453	3,992	7,526
Lease incentive revenue	(2,246)	(2,209)	(1,278)
Net increase to revenue	$14,843	$25,178	$34,066

Total estimated minimum rents under non-cancelable operating tenant leases in effect at December 31, 2011 were as follows (in thousands):

2012	$365,816
2013	362,528
2014	353,587
2015	338,306
2016	294,634
Thereafter	1,771,814
$3,486,685

The estimated amortization for acquired above- and below-market lease revenue and lease incentive revenue at December 31, 2011 was as follows (in thousands):

	2012	2013	2014	2015	2016	Thereafter	Total
Amortization of:
Acquired above-market leases	$(9,718)	$(4,652)	$(4,078)	$(1,640)	$(985)	$(5,245)	$(26,318)
Acquired below-market leases	1,351	1,088	819	634	507	2,110	6,509
Lease incentive	(2,873)	(2,671)	(2,671)	(2,671)	(2,450)	(9,615)	(22,951)

Rental operations expenses, consisting of real estate taxes, insurance and common area maintenance costs, are subject to recovery from tenants under the terms of lease agreements. Amounts recovered are dependent on several factors, including occupancy and lease terms. Revenues are recognized in the period the expenses are incurred. The reimbursements are recorded in revenues as tenant recoveries, and the expenses are recorded in rental operations expenses, as the Company is generally the primary obligor with respect to purchasing goods and services from third-party suppliers, has discretion in selecting the supplier and bears the credit risk.

On an ongoing basis, the Company evaluates the recoverability of tenant balances, including rents receivable, straight-line rents receivable, tenant improvements, deferred leasing costs and any acquisition intangibles. When it is determined that the recoverability of tenant balances is not probable, an allowance for expected losses related to tenant receivables, including straight-line rents receivable, utilizing the specific identification method, is recorded as a charge to earnings. Upon the termination of a lease, the amortization of tenant improvements, deferred leasing costs and acquisition intangible assets and liabilities is accelerated to the expected termination date as a charge to their respective line items and tenant receivables are written off as a reduction of the allowance in the period in which the balance is deemed to be no longer collectible. For financial reporting purposes, a lease is treated as terminated upon a tenant filing for bankruptcy, when a space is abandoned and a tenant ceases rent payments, or when other circumstances indicate that termination of a tenant's lease is probable (e.g., eviction). Lease termination fees are recognized in other income when the related leases are canceled, the amounts to be received are fixed and determinable and collectability is assured, and when the Company has no continuing obligation to provide services to such former tenants.

Allowance for Doubtful Accounts
Allowance for Doubtful Accounts

The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of tenants to make required rent and tenant recovery payments or defaults. The Company maintains an allowance for accrued straight-line rents. The determination of this allowance is based on the tenants' payment history and current credit status. Bad debt expense included in rental operations expenses was $2.3 million, $1.8 million and $6.3 million for the years ended December 31, 2011, 2010 and 2009, respectively. The Company's allowance for doubtful accounts included in accounts receivable, net and accrued straight line rent, net was $2.9 million and $3.4 million as of December 31, 2011 and 2010, respectively

Investments
Investments

The Company, through its Operating Partnership, holds equity investments in certain publicly-traded companies and privately-held companies primarily involved in the life science industry. The Company may accept equity investments from tenants in lieu of cash rents, as prepaid rent pursuant to the execution of a lease, or as additional consideration for a lease termination. The Company does not acquire investments for trading purposes and, as a result, all of the Company's investments in publicly-traded companies are considered “available-for-sale” and are recorded at fair-value. Changes in the fair-value of investments classified as available-for-sale are recorded in comprehensive income. The fair-value of the Company's equity investments in publicly-traded companies is determined based upon the closing trading price of the equity security as of the balance sheet date, with unrealized gains and losses shown as a separate component of stockholders' equity. Investments in privately-held companies are generally accounted for under the cost method, because the Company does not influence any operating or financial policies of the companies in which it invests. The classification of investments is determined at the time each investment is made, and such determination is reevaluated at each balance sheet date. The cost of investments sold is determined by the specific identification method, with net realized gains and losses included in other income. For all investments, if a decline in the fair-value of an investment below its carrying value is determined to be other-than-temporary, such investment is written down to its estimated fair-value with a non-cash charge to earnings. The factors that the Company considers in making these assessments include, but are not limited to, market prices, market conditions, available financing, prospects for favorable or unfavorable clinical trial results, new product initiatives and new collaborative agreements.

Investments in equity securities, which are included in other assets on the accompanying consolidated balance sheets, consisted of the following (in thousands):

	December 31, 2011	December 31, 2010
Available-for-sale securities, historical cost	$5,585	$4,133
Other-than-temporary unrealized loss	(4,595)	—
Unrealized loss	(2)	(73)
Available-for-sale securities, fair-value(1)	988	4,060
Privately-held securities, cost basis	4,245	—
Total equity securities	$5,233	$4,060
____________

(1)	Determination of fair-value is classified as Level 1 in the fair-value hierarchy based on the use of quoted prices in active markets.

The Company's investments in available-for-sale securities of two publicly traded companies currently have fair market values that are less than the Company's initial cost basis in these securities due to decreases in their respective stock prices during the year ended December 31, 2011. During the year ended December 31, 2011, the Company reclassified to other expense from accumulated other comprehensive loss, an unrealized loss, considered to be other than temporary, of approximately $5.1 million, relating to its investment in securities of these companies. Management will continue to periodically evaluate whether any investment, the fair-value of which is less than the Company's initial cost basis, should be considered other-than-temporarily-impaired. If other than temporary impairment is considered to exist, the related unrealized loss will be reclassified from accumulated other comprehensive loss and recorded as a reduction of net income.

During the year ended December 31, 2010, the Company sold a portion of its available-for-sale securities, resulting in net proceeds of approximately $1.2 million and a realized gain on sale of approximately $865,000 (based on a specific identification of the securities sold), which was reclassified from accumulated other comprehensive loss and recognized in other income in the accompanying consolidated statements of income.

The Company's remaining investments consisted of securities in privately-held companies or funds, which are recorded at cost basis due to the Company's lack of control or significant influence over such companies or funds. The Company invested in equity securities of two privately-held companies and two privately-held funds during the year ended December 31, 2011. There were no identified events or changes in circumstances that may have a significant adverse effect on the carrying value of the Company's cost basis investments and therefore, no evaluation of impairment was performed during the year ended December 31, 2011 on the Company's cost basis investments.

Share Based Payments
Share-Based Payments

All share-based payments to employees are recognized in the income statement based on their fair-value. Through December 31, 2011, the Company had only awarded restricted stock of the Parent Company and LTIP unit grants of the Operating Partnership under its incentive award plan, both of which are valued based on the closing market price of the underlying common stock on the date of grant, and had not granted any stock options. The fair-value of all share-based payments is amortized to general and administrative expense and rental operations expense over the relevant service period, adjusted for anticipated forfeitures

Assets and Liabilities Measured at Fair Value
Assets and Liabilities Measured at Fair-Value

The Company measures financial instruments and other items at fair-value where required under GAAP, but has elected not to measure any additional financial instruments and other items at fair-value as permitted under fair-value option accounting guidance.

Fair-value measurement is determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair-value measurements, there is a fair-value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity's own assumptions about market participant assumptions (unobservable inputs classified within Level 3 of the hierarchy).

Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), such as interest rates, foreign exchange rates, and yield curves that are observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the asset or liability, which are typically based on an entity's own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair-value measurement is based on inputs from different levels of the fair-value hierarchy, the level in the fair-value hierarchy within which the entire fair-value measurement falls is based on the lowest level input that is significant to the fair-value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair-value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

The Company has used interest rate swaps to manage its interest rate risk. The valuation of these instruments is determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves. The fair-values of interest rate swaps are determined using the market standard methodology of netting the discounted future fixed cash receipts (or payments) and the discounted expected variable cash payments (or receipts). The variable cash payments (or receipts) are based on an expectation of future interest rates (forward curves) derived from observable market interest rate curves. The Company incorporates credit valuation adjustments to appropriately reflect both its own nonperformance risk and the respective counterparty's nonperformance risk in the fair-value measurements. In adjusting the fair-value of its derivative contracts for the effect of nonperformance risk, the Company has considered the impact of netting and any applicable credit enhancements, such as collateral postings, thresholds, mutual puts, and guarantees.

Although the Company has determined that the majority of the inputs used to value its derivatives fall within Level 2 of the fair-value hierarchy, the credit valuation adjustments associated with its derivatives utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by itself and its counterparties. However, as of December 31, 2011, the Company has determined that the impact of the credit valuation adjustments on the overall valuation of its derivative positions is not significant. As a result, the Company has determined that its derivative valuations in their entirety are classified in Level 2 of the fair-value hierarchy (see Note 9).

The valuation of the Company's investments in publicly-traded companies utilizes observable market-based inputs, based on the closing trading price of securities as of the balance sheet date, therefore, the Company has determined that valuations of available-for-sale securities are classified in Level 1 of the fair-value hierarchy.

No other assets or liabilities are measured at fair-value on a recurring basis, or have been measured at fair-value on a non-recurring basis subsequent to initial recognition, in the accompanying consolidated balance sheets as of December 31, 2011

Derivative Instruments
Derivative Instruments

The Company records all derivatives on the consolidated balance sheets at fair-value. In determining the fair-value of its derivatives, the Company considers the credit risk of its counterparties and the Company. These counterparties are generally larger financial institutions engaged in providing a variety of financial services. These institutions generally face similar risks regarding adverse changes in market and economic conditions, including, but not limited to, fluctuations in interest rates, exchange rates, equity and commodity prices and credit spreads. The ongoing disruptions in the financial markets have heightened the risks to these institutions. While management believes that its counterparties will meet their obligations under the derivative contracts, it is possible that defaults may occur.

The accounting for changes in the fair-value of derivatives depends on the intended use of the derivative, whether the Company has elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives designated and qualifying as a hedge of the exposure to changes in the fair-value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair-value hedges. Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Derivatives may also be designated as hedges of the foreign currency exposure of a net investment in a foreign operation. Hedge accounting generally provides for the matching of the timing of gain or loss recognition on the hedging instrument with the recognition of the changes in the fair-value of the hedged asset or liability that are attributable to the hedged risk in a fair-value hedge or the earnings effect of the hedged forecasted transactions in a cash flow hedge. The Company may enter into derivative contracts that are intended to economically hedge certain of its risks, even though hedge accounting does not apply or the Company elects not to apply hedge accounting.

For derivatives designated as cash flow hedges, the effective portion of changes in the fair-value of the derivative is initially reported in accumulated other comprehensive income (outside of earnings) and subsequently reclassified to earnings in the period in which the hedged transaction affects earnings. If charges relating to the hedged transaction are being deferred pursuant to redevelopment or development activities, the effective portion of changes in the fair-value of the derivative are also deferred in other comprehensive income on the consolidated balance sheet, and are amortized to the income statement once the deferred charges from the hedged transaction begin again to affect earnings. The ineffective portion of changes in the fair-value of the derivative is recognized directly in earnings. The Company assesses the effectiveness of each hedging relationship by comparing the changes in cash flows of the derivative hedging instrument with the changes in cash flows of the designated hedged item or transaction. For derivatives that are not classified as hedges, changes in the fair-value of the derivative are recognized directly in earnings in the period in which the change occurs.

The Company is exposed to certain risks arising from both its business operations and economic conditions. The Company principally manages its exposures to a wide variety of business and operational risks through management of its core business activities. The Company manages economic risks, including interest rate, liquidity, and credit risk primarily by managing the amount, sources, and duration of its debt funding and the use of derivative financial instruments. Specifically, the Company enters into derivative financial instruments to manage exposures that arise from business activities that result in the receipt or payment of future known or expected cash amounts, the value of which are determined by interest rates. The Company's derivative financial instruments are used to manage differences in the amount, timing, and duration of the Company's known or expected cash receipts and its known or expected cash payments principally related to the Company's investments and borrowings.

The Company's primary objective in using derivatives is to add stability to interest expense and to manage its exposure to interest rate movements or other identified risks. To accomplish this objective, the Company primarily uses interest rate swaps as part of its interest rate risk management strategy. Interest rate swaps designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without exchange of the underlying principal amount. During the years ended December 31, 2011, 2010, and 2009, such derivatives were used to hedge the variable cash flows associated with existing variable-rate debt and future variability in the interest-related cash flows from forecasted issuances of debt (see Note 9). The Company formally documents the hedging relationships for all derivative instruments, has historically accounted for its interest rate swap agreements as cash flow hedges, and does not use derivatives for trading or speculative purposes.

Equity Offering Costs	Equity Offering Costs Underwriting commissions and offering costs are reflected as a reduction of proceeds
Income Taxes
Income Taxes of the Parent Company

The Parent Company has elected to be taxed as a REIT under Sections 856 through 860 of the Internal Revenue Code of 1986, as amended. The Parent Company believes it has qualified and continues to qualify as a REIT. A REIT is generally not subject to federal income tax on that portion of its taxable income that is distributed to its stockholders. Accordingly, no provision has been made for federal income taxes in the accompanying consolidated financial statements. REITs are subject to a number of organizational and operational requirements. If the Parent Company fails to qualify as a REIT in any taxable year, the Parent Company will be subject to federal income tax (including any applicable alternative minimum tax) and, in most of the states, state income tax on its taxable income at regular corporate tax rates. The Parent Company is subject to certain state and local taxes.

Income Taxes of the Operating Partnership

As a partnership, the allocated share of income of the Operating Partnership is included in the income tax returns of the general and limited partners. Accordingly, no accounting for income taxes is required in the accompanying consolidated financial statements. The Operating Partnership may be subject to certain state or local taxes on its income and property.

The Operating Partnership has formed a taxable REIT subsidiary (the “TRS”) on behalf of the Parent Company. In general, the TRS may perform non-customary services for tenants, hold assets that the Parent Company cannot hold directly and, except for the operation or management of health care facilities or lodging facilities or the providing of any person, under a franchise, license or otherwise, rights to any brand name under which any lodging facility or health care facility is operated, may engage in any real estate or non-real estate related business. The TRS is subject to corporate federal income taxes on its taxable income at regular corporate tax rates. There is no tax provision for the TRS for the periods presented in the accompanying consolidated statements of income due to net operating losses incurred. No tax benefits have been recorded since it is not considered more likely than not that the deferred tax asset related to the net operating loss carryforwards will be utilized

Dividends and Distributions
Dividends and Distributions

Earnings and profits, which determine the taxability of dividends and distributions to stockholders, will differ from income reported for financial reporting purposes due to the difference for federal income tax purposes in the treatment of revenue recognition, compensation expense, and in the estimated useful lives of real estate assets used to compute depreciation.

The income tax treatment for dividends was as follows:

	For the Years Ended December 31,
	2011		2010		2009
	Per Share	%	Per Share	%	Per Share	%
Common stock:
Ordinary income	$0.44	57.14%	$0.39	64.66%	$0.45	50.56%
Capital gain	—	0.00%	—	0.00%	—	0.00%
Return of capital	0.33	42.86%	0.21	35.34%	0.44	49.44%
Total	$0.77	100.00%	$0.60	100.00%	$0.89	100.00%
Preferred stock:
Ordinary income	$1.84	100.00%	$1.84	100.00%	$1.84	100.00%
Capital gain	—	0.00%	—	0.00%	—	0.00%
Return of capital	—	0.00%	—	0.00%	—	0.00%
Total	$1.84	100.00%	$1.84	100.00%	$1.84	100.00%

Management's Estimates
Management's Estimates

Management has made a number of estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reporting of revenue and expenses during the reporting period to prepare these consolidated financial statements in conformity with GAAP. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and reported amounts of revenue and expenses that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions or conditions

Reclassifications
Reclassifications

Certain prior year amounts have been combined to conform to the current year presentation. On the consolidated balance sheets restricted cash, acquired above-market leases, net, and deferred loan costs, net are presented in other assets. Security deposits, distributions payable, derivative instruments, and acquired below-market leases, net are presented in accounts payable, accrued expenses, and other liabilities. On the consolidated statements of income real estate taxes are presented in rental operations expense, interest income is presented in interest expense, net and gains/(losses) on derivative instruments and debt extinguishment are presented in other (expense)/income

Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Selected Financial Data of the VIEs

	December 31, 2011	December 31, 2010
Investment in real estate, net	$409,327	$375,428
Total assets	454,208	414,993
Total debt	146,581	147,000
Total liabilities	151,893	161,697

Investments in Real Estate, Net
Investments in real estate, net consisted of the following (in thousands):

	December 31, 2011	December 31, 2010
Land	$591,009	$578,753
Land under development	56,008	47,920
Buildings and improvements	3,615,678	3,160,392
Construction in progress	140,025	91,027
	4,402,720	3,878,092
Accumulated depreciation	(452,474)	(341,978)
	$3,950,246	$3,536,114

Deferred Leasing Costs
Deferred leasing costs, net at December 31, 2011 consisted of the following (in thousands):

	Balance at	Accumulated
	December 31, 2011	Amortization	Net
Acquired in-place leases	$260,552	$(150,453)	$110,099
Acquired management agreements	22,696	(12,641)	10,055
Deferred leasing and other direct costs	54,461	(17,360)	37,101
	$337,709	$(180,454)	$157,255

Deferred leasing costs, net at December 31, 2010 consisted of the following (in thousands):

	Balance at
	December 31, 2010	Accumulated Amortization	Net
Acquired in-place leases	$216,674	$(126,484)	$90,190
Acquired management agreements	18,557	(11,132)	7,425
Deferred leasing and other direct costs	40,531	(13,086)	27,445
	$275,762	$(150,702)	$125,060

Deferred Leasing Costs - Estimated Amortization Expense	The estimated amortization expense for deferred leasing costs at December 31, 2011 was as follows (in thousands):

2012	$34,519
2013	26,046
2014	24,452
2015	20,681
2016	13,607
Thereafter	37,950
$157,255

Impact of Straight Line Rent Revenue, Acquired Above and Below Market Lease Revenue, and Lease Incentive Revenue
The impact of the straight-line rent revenue, acquired above and below market lease revenue, and lease incentive revenue consisted of the following (in thousands):

	Years Ended December 31,
	2011	2010	2009
Straight-line rent revenue	$25,243	$26,285	$29,100
Acquired above-market lease revenue	(9,607)	(2,890)	(1,282)
Acquired below-market lease revenue	1,453	3,992	7,526
Lease incentive revenue	(2,246)	(2,209)	(1,278)
Net increase to revenue	$14,843	$25,178	$34,066

Estimated Minimum Rents
Total estimated minimum rents under non-cancelable operating tenant leases in effect at December 31, 2011 were as follows (in thousands):

2012	$365,816
2013	362,528
2014	353,587
2015	338,306
2016	294,634
Thereafter	1,771,814
$3,486,685

Revenue Recognition - Estimated Amortization Expense
The estimated amortization for acquired above- and below-market lease revenue and lease incentive revenue at December 31, 2011 was as follows (in thousands):

	2012	2013	2014	2015	2016	Thereafter	Total
Amortization of:
Acquired above-market leases	$(9,718)	$(4,652)	$(4,078)	$(1,640)	$(985)	$(5,245)	$(26,318)
Acquired below-market leases	1,351	1,088	819	634	507	2,110	6,509
Lease incentive	(2,873)	(2,671)	(2,671)	(2,671)	(2,450)	(9,615)	(22,951)

Investments in Equity Securities
Investments in equity securities, which are included in other assets on the accompanying consolidated balance sheets, consisted of the following (in thousands):

	December 31, 2011	December 31, 2010
Available-for-sale securities, historical cost	$5,585	$4,133
Other-than-temporary unrealized loss	(4,595)	—
Unrealized loss	(2)	(73)
Available-for-sale securities, fair-value(1)	988	4,060
Privately-held securities, cost basis	4,245	—
Total equity securities	$5,233	$4,060
____________

(1)	Determination of fair-value is classified as Level 1 in the fair-value hierarchy based on the use of quoted prices in active markets.

Income Tax Treatment for Dividends
The income tax treatment for dividends was as follows:

	For the Years Ended December 31,
	2011		2010		2009
	Per Share	%	Per Share	%	Per Share	%
Common stock:
Ordinary income	$0.44	57.14%	$0.39	64.66%	$0.45	50.56%
Capital gain	—	0.00%	—	0.00%	—	0.00%
Return of capital	0.33	42.86%	0.21	35.34%	0.44	49.44%
Total	$0.77	100.00%	$0.60	100.00%	$0.89	100.00%
Preferred stock:
Ordinary income	$1.84	100.00%	$1.84	100.00%	$1.84	100.00%
Capital gain	—	0.00%	—	0.00%	—	0.00%
Return of capital	—	0.00%	—	0.00%	—	0.00%
Total	$1.84	100.00%	$1.84	100.00%	$1.84	100.00%

Equity of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Dividends and Distributions
The following table lists the dividends and distributions declared by the Parent Company and the Operating Partnership during the year ended December 31, 2011:

Declaration Date	Securities Class	Amount Per Share/Unit	Period Covered	Dividend and Distribution Payable Date	Dividend and Distribution Amount
					(in thousands)
March 14, 2011	Common stock and OP units	$0.20000	January 1, 2011 to March 31, 2011	April 15, 2011	$26,846
March 14, 2011	Series A preferred stock/units	$0.46094	January 16, 2011 to April 15, 2011	April 15, 2011	$4,240
June 15, 2011	Common stock and OP units	$0.20000	April 1, 2011 to June 30, 2011	July 15, 2011	$26,848
June 15, 2011	Series A preferred stock/units	$0.46094	April 16, 2011 to July 15, 2011	July 15, 2011	$4,241
September 15, 2011	Common stock and OP units	$0.20000	July 1, 2011 to September 30, 2011	October 17, 2011	$26,849
September 15, 2011	Series A preferred stock/units	$0.46094	July 16, 2011 to October 15, 2011	October 17, 2011	$3,901
December 14, 2011	Common stock and OP units	$0.20000	October 1, 2011 to December 31, 2011	January 17, 2012	$31,417
December 14, 2011	Series A preferred stock/units	$0.46094	October 16, 2011 to January 15, 2012	January 17, 2012	$3,651

Total 2011 dividends and distributions declared through December 31, 2011 (in thousands):

Common stock and OP units	$111,960
Series A preferred stock/units	16,033
$127,993

Vested Ownership Interests
The following table shows the vested ownership interests in the Operating Partnership were as follows:

	December 31, 2011		December 31, 2010
	Operating Partnership Units and LTIP Units	Percentage of Total	Operating Partnership Units and LTIP Units	Percentage of Total
BioMed Realty Trust	152,435,271	98.1%	129,603,445	97.8%
Noncontrolling interest consisting of:
Operating partnership and LTIP units held by employees and related parties	2,332,318	1.5%	2,268,873	1.7%
Operating partnership and LTIP units held by third parties	588,801	0.4%	588,801	0.5%
Total	155,356,390	100.0%	132,461,119	100.0%

Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Outstanding Consolidated Mortgage Notes Payable
A summary of the Operating Partnership's outstanding consolidated debt as of December 31, 2011 and December 31, 2010 was as follows (dollars in thousands):

	Stated Fixed Interest Rate	Effective Interest Rate	Principal Balance
			December 31, 2011	December 31, 2010	Maturity Date
Mortgage Notes Payable
Ardentech Court (1)	7.25%	5.06%	$—	$4,237	July 1, 2012
Center for Life Science | Boston	7.75%	7.75%	342,149	345,577	June 30, 2014
500 Kendall Street (Kendall D)	6.38%	5.45%	62,261	64,230	December 1, 2018
6828 Nancy Ridge Drive	7.15%	5.38%	6,373	6,488	September 1, 2012
Road to the Cure (1)	6.70%	5.78%	—	14,696	January 31, 2014
10255 Science Center Drive (1)	7.65%	5.04%	—	10,800	July 1, 2011
Shady Grove Road	5.97%	5.97%	146,581	147,000	September 1, 2016
Sidney Street	7.23%	5.11%	26,400	27,395	June 1, 2012
Sorrento West (1)	7.42%	2.72%	—	13,247	November 10, 2011
9865 Towne Centre Drive (1)	7.95%	7.95%	—	17,636	June 30, 2013
900 Uniqema Boulevard	8.61%	5.61%	814	1,011	May 1, 2015
			584,578	652,317
Unamortized premiums			3,266	5,605
Mortgage notes payable, net			587,844	657,922
Notes due 2026			—	19,800	October 1, 2026
Unamortized discount			—	(278)
Notes due 2026, net (2)			—	19,522
Notes due 2030	3.75%	3.75%	180,000	180,000	January 15, 2030
Exchangeable senior notes, net			180,000	199,522
Notes due 2016	3.85%	3.99%	400,000	—	April 15, 2016
Unamortized discount (3)			(2,190)	—
Notes due 2016, net			397,810	—
Notes due 2020	6.13%	6.27%	250,000	250,000	April 15, 2020
Unamortized discount (4)			(2,229)	(2,429)
Notes due 2020, net			247,771	247,571
Unsecured senior notes, net			645,581	247,571
Unsecured line of credit (5)	1.83%	1.83%	268,000	392,450	July 13, 2015
Total consolidated debt			$1,681,425	$1,497,465
____________

(1)
During the year ended December 31, 2011, the Operating Partnership voluntarily prepaid in full the outstanding mortgage notes totaling approximately $60.2 million pertaining to the Ardentech Court, Road to the Cure, 10255 Science Center Drive, Sorrento West and 9865 Towne Centre Drive properties, prior to their respective maturity dates.

(2)	In October 2011, the Operating Partnership repurchased and redeemed in full the outstanding principal amount of its Exchangeable Senior Notes due 2026 (the "Notes due 2026").

(3)	The unamortized debt discount will be amortized through April 15, 2016, the maturity date of the Notes due 2016.

(4)	The unamortized debt discount will be amortized through April 15, 2020, the maturity date of the Notes due 2020.

(5)
At December 31, 2011, the Operating Partnership had additional borrowing capacity under the unsecured line of credit of up to approximately $481.1 million (net of outstanding letters of credit issued by the Operating Partnership and drawable on the unsecured line of credit of approximately $910,000).

Principal Payments Due For Operating Partnership's Consolidated Indebtedness
As of December 31, 2011, principal payments due for the Operating Partnership's consolidated indebtedness (excluding debt premiums and discounts) were as follows (in thousands):

2012	$40,479
2013	8,291
2014	339,020
2015	274,253
2016	543,426
Thereafter(1)	477,109
$1,682,578
____________

(1)	Includes $180.0 million in principal payments of the Notes due 2030 based on a contractual maturity date of January 15, 2030.

Earnings Per Share of the Parent Company Earnings Per Share of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share, Basic and Diluted [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Computations of basic and diluted earnings per share (in thousands, except share data) were as follows:

	Year Ended
	December 31,
	2011	2010	2009
Basic earnings per share:
Income from continuing operations	$42,240	$37,611	$58,408
Income from continuing operations attributable to noncontrolling interests	(515)	(455)	(1,411)
Preferred dividends	(16,198)	(16,963)	(16,963)
Net income allocable and distributions in excess of earnings to participating securities (continuing operations)	(1,172)	(838)	(591)
Income from continuing operations available to common stockholders - basic	24,355	19,355	39,443

Income from discontinued operations	474	1,703	1,782
Income from discontinued operations attributable to noncontrolling interests	(10)	(43)	(57)
Income from discontinued operations available to common stockholders - basic	464	1,660	1,725

Net income available to common stockholders - basic	$24,819	$21,015	$41,168
Diluted earnings per share:
Income from continuing operations available to common stockholders - basic	24,355	19,355	39,443
Income from continuing operations allocable and distributions in excess of earnings to dilutive participating securities	—	—	591
Income from continuing operations attributable to noncontrolling interests in operating partnership	559	503	—
Income from continuing operations available to common stockholders and participating securities - diluted	24,914	19,858	40,034

Income from discontinued operations available to common stockholders - basic	464	1,660	1,725
Income from discontinued operations attributable to noncontrolling interests in operating partnership	10	43	—
Income from discontinued operations available to common stockholders - diluted	474	1,703	1,725

Net income available to common stockholders and participating securities - diluted	$25,388	$21,561	$41,759
Weighted-average common shares outstanding:
Basic	132,625,915	112,698,704	91,011,123
Incremental shares from assumed conversion:
Unvested restricted stock	—	—	839,879
Operating partnership and LTIP units	2,983,928	3,019,495	—
Diluted	135,609,843	115,718,199	91,851,002
Basic and diluted earnings per share:
Income from continuing operations per share available to common stockholders - basic and diluted	$0.19	$0.17	$0.43
Income from discontinued operations per share available to common stockholders - basic and diluted	$—	$0.02	$0.02
Net income per share available to common stockholders - basic and diluted	$0.19	$0.19	$0.45

Earnings Per Unit of the Operating Partnership (Tables)	12 Months Ended
Dec. 31, 2011
Partnership Income [Abstract]
Computations of Basic and Diluted Earnings Per Unit
Computations of basic and diluted earnings per unit (in thousands, except share data) were as follows:

	Year Ended
	December 31,
	2011	2010	2009
Basic and diluted earnings per unit:
Income from continuing operations	$42,240	$37,611	$58,408
Income from continuing operations attributable to noncontrolling interests	44	48	64
Preferred distributions	(16,198)	(16,963)	(16,963)
Net income allocable and distributions in excess of earnings to participating securities (continuing operations)	(1,220)	(933)	(733)
Income from continuing operations available to common unitholders - basic and diluted	24,866	19,763	40,776

Income from discontinued operations - basic and diluted	474	1,703	1,782

Net income available to unitholders - basic and diluted	$25,340	$21,466	$42,558
Weighted-average units outstanding:
Basic and diluted	135,549,934	115,572,569	94,005,382
Basic and diluted earnings per unit:
Income from continuing operations per unit available to common unitholders - basic and diluted	$0.19	$0.17	0.43
Income from discontinued operations per share available to common unitholders - basic and diluted	$—	$0.02	$0.02
Net income per unit available to unitholders - basic and diluted	$0.19	$0.19	$0.45

Investment in Unconsolidated Partnerships (Tables)	12 Months Ended
Dec. 31, 2011
Investment In Unconsolidated Partnerships
Summary of Unconsolidated Partnerships
The accompanying consolidated financial statements include investments in two limited liability companies with Prudential Real Estate Investors (“PREI”), and in 10165 McKellar Court, L.P. (“McKellar Court”), a limited partnership with Quidel Corporation, the tenant which occupies the McKellar Court property. General information on the PREI limited liability companies and the McKellar Court partnership (each referred to in this footnote individually as a “partnership” and collectively as the “partnerships”) as of December 31, 2011 was as follows:

Name	Partner	Company's Ownership Interest	Company's Economic Interest	Date Acquired
PREI I LLC(1)	PREI	20%	20%	April 4, 2007
PREI II LLC	PREI	20%	20%	April 4, 2007
McKellar Court(2)	Quidel Corporation	22%	22%	September 30, 2004
____________

(1)
PREI I LLC owns a portfolio of two properties in Cambridge, Massachusetts. During the year ended December 31, 2011, PREI I LLC sold certain properties to the Company (see Note 12). PREI I LLC concurrently repaid the remaining outstanding balance of its secured acquisition and interim loan facility, of $199.3 million through proceeds from the sale and capital contributions of the members. During the year ended December 31, 2011, a wholly owned subsidiary of the Company's joint venture with PREI I LLC entered into an agreement with certain lenders to extend the maturity date of its secured construction loan facility to August 13, 2013 and decrease the borrowing capacity to $139.0 million, which required the repayment of approximately $67.0 million by capital contributions of the members, including the Company's share of the repayment of approximately $13.4 million. At December 31, 2011, there were $139.0 million in outstanding borrowings on the secured loan facility with a contractual interest rate of 3.28% (including the applicable credit spread).

(2)
The Company's investment in the McKellar Court partnership (maximum exposure to losses) was approximately $12.4 million at December 31, 2011. The Company's economic interest in the McKellar Court partnership entitles it to 75% of the extraordinary cash flows after repayment of the partners' capital contributions and 22% of the operating cash flows.

Summary of Selected Balance Sheet Information
The condensed combined balance sheets for all of the Company's unconsolidated partnerships were as follows (in thousands):

	December 31,
	2011	2010
Assets:
Investments in real estate, net	$257,297	$620,430
Cash and cash equivalents (including restricted cash)	4,384	7,914
Intangible assets, net	—	12,303
Other assets	2,392	26,412
Total assets	$264,073	$667,059
Liabilities and members' equity:
Mortgage notes payable and secured construction loan	$149,256	$415,933
Other liabilities	1,408	18,101
Members' equity	113,409	233,025
Total liabilities and equity	$264,073	$667,059
Company's net investment in unconsolidated partnerships	$33,389	$57,265

Schedule Of Selected Income Statement Information [Table Text Block]
The selected data and results of operations for the unconsolidated partnerships were as follows (in thousands):

	Year Ended
	December 31,
	2011	2010	2009
Total revenues	$8,567	$8,390	$7,359
Total expenses	19,868	10,701	5,495
(Loss)/income from continuing operations	(11,301)	(2,311)	1,864
Gain on sale of discontinued operations (1)	22,927	—	—
Loss from discontinued operations	(6,677)	(11,312)	(15,477)
Net income/(loss)	$4,949	$(13,623)	$(13,613)

Company's equity in net loss of unconsolidated partnerships (1)	$(2,489)	$(1,645)	$(2,390)

Fees earned by the Company (2)	$1,011	$1,400	$2,700
____________

(1)
During the year ended December 31, 2011, PREI I LLC recorded a gain on sale of discontinued operations upon sale of certain properties to the Company. In accordance with the equity method of accounting, the Company's share of the equity in net income in PREI I LLC excludes any gain on sale since such gain was generated upon sale of the properties to the Company. The Company recorded a gain on revaluation of the acquired unconsolidated partnership. See Note 12 for further information on this gain and the Rogers Street acquisition.

(2)
The Company acts as the operating member or partner, as applicable, and day-to-day manager for the partnerships. The Company is entitled to receive fees for providing construction and development services (as applicable) and management services to the PREI joint ventures, which are reflected in tenant recoveries and other income in the consolidated statements of income.

Derivatives and Other Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivatives And Other Financial Instruments [Abstract]
Summary of Derivative Instruments

	Fair-Value(1)
	December 31,
	2011	2010
Interest rate swaps (2)	$—	$(3,826)
Other (3)	9	26
Total derivative instruments	$9	$(3,800)
____________

(1)
Fair-value of derivative instruments does not include any related accrued interest payable, which is included in accrued expenses on the accompanying consolidated balance sheets. Derivative valuations are classified in Level 2 of the fair-value hierarchy.

(2)	Two interest rate swaps with an aggregate notional amount of $150.0 million expired on August 1, 2011.

(3)
Includes stock purchase warrants that are recorded as derivative instruments and are reflected in other assets on the accompanying consolidated balance sheets. Changes in the fair-value of the stock purchase warrants are included in earnings in the period in which they occur.

Summary of Derivative Instruments, Effect on OCI
The following is a summary of the amount of loss recognized in other comprehensive income related to the derivative instruments (in thousands):

	Year Ended
	December 31,
	2011	2010	2009
Amount of loss recognized in other comprehensive income (effective portion):
Cash flow hedges
Interest rate swaps	$104	$2,084	$21,960

Summary of Amount of Loss Reclassified from OCI to Income
The following is a summary of the amount of loss reclassified from accumulated other comprehensive loss to interest expense related to the derivative instruments (in thousands):

	Year Ended
	December 31,
	2011	2010	2009
Amount of loss reclassified from accumulated other comprehensive loss to income (effective portion):
Cash flow hedges
Interest rate swaps(1)	$(3,385)	$(10,343)	$(16,248)
Forward starting swaps(2)	(7,027)	(7,114)	(3,588)
Total interest rate swaps	$(10,412)	$(17,457)	$(19,836)
____________

(1)
Amount represents payments made to swap counterparties for the effective portion of interest rate swaps that were recognized as an increase to interest expense for the periods presented (the amount was recorded as an increase and corresponding decrease to accumulated other comprehensive loss in the same accounting period).

(2)	Amount represents reclassifications of deferred interest costs from accumulated other comprehensive loss to interest expense related to the Company's previously settled forward starting swaps

Summary of Amount of Gain/(Loss) Recognized in Income as Loss on Derivative Instruments
The following is a summary of the amount of (loss)/gain recognized in income as a loss on derivative instruments related to the ineffective portion of the derivative instruments (in thousands):

	Year Ended
	December 31,
	2011	2010	2009
Amount of (loss)/gain recognized in income (ineffective portion and amount excluded from effectiveness testing):
Cash flow hedges
Interest rate swaps	$—	$(360)	$(507)
Ineffective interest rate swaps	(544)	—	790
Total interest rate swaps	(544)	(360)	283
Other derivative instruments	—	(93)	(80)
Total (loss)/gain on derivative instruments	$(544)	$(453)	$203

Fair-Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair-Value and Carrying Amount of the Company's Financial Instruments
At December 31, 2011 and 2010, the aggregate fair-value and the carrying value of the Company's financial instruments were as follows (in thousands):

	December 31,
	2011		2010
	Fair-Value	Carrying Value	Fair-Value	Carrying Value
Mortgage notes payable, net	$670,931	$587,844	$729,561	$657,922
Notes due 2026, net (1)	—	—	23,244	19,522
Notes due 2030	206,775	180,000	209,128	180,000
Notes due 2016, net	396,880	397,810	—	—
Notes due 2020, net	266,775	247,771	262,950	247,571
Unsecured line of credit	268,000	268,000	388,567	392,450
Derivative instruments (2)	9	9	(3,800)	(3,800)
Available-for-sale securities	988	988	4,060	4,060
____________

(1)	In October 2011, the Operating Partnership repurchased and redeemed in full the outstanding principal amount of the Notes due 2026.

(2)
The Company's derivative instruments are reflected in other assets and derivative instruments (liability account) on the accompanying consolidated balance sheets based on their respective balances (see Note 9).

Incentive Award Plan (Tables)	12 Months Ended
Dec. 31, 2011
Incentive Award Plan [Abstract]
Summary of the Company's Unvested Restricted Stock and LTIP Units
A summary of the Company's unvested restricted stock and LTIP units is presented below:

	Unvested Restricted Shares/LTIP Units	Weighted Average Grant- Date Fair-Value
Balance at December 31, 2008	900,841	$18.92
Granted	603,900	12.38
Vested	(189,658)	27.02
Forfeited	(19,325)	13.52
Balance at December 31, 2009	1,295,758	14.77
Granted	658,859	16.55
Vested	(332,183)	16.90
Forfeited	(34,374)	11.19
Balance at December 31, 2010	1,588,060	15.15
Granted	630,337	18.38
Vested	(467,120)	16.03
Forfeited	(30,215)	16.17
Balance at December 31, 2011	1,721,062	$16.09

Incentive Award Plan Selected Data
Selected data of the Company's incentive award plan is presented below (in thousands except share and period amounts):

	Years Ended December 31,
	2011	2010	2009
Aggregate value of shares granted	$11,612	$10,901	$7,475
Fair-value of shares vested	$8,547	$5,278	$2,011
Stock-based compensation expense recognized in general and administrative expenses and rental operations expense	$7,582	$6,988	$5,625
Shares surrendered to the Company and retired in lieu of cash payments for taxes due on the vesting of restricted stock	129,342	79,555	3,435
Data at period end:
Total compensation to be expensed related to unvested awards in future periods	$18,886
Weighted average expense period (in years)	2.8

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Schedule of Purchase Price Allocation
The Company acquired the following properties during the year ended December 31, 2011. The table below reflects the purchase price allocation for these acquisitions (in thousands):

Property	Acquisition Date	Investments in Real Estate	Above Market Lease	In-Place Lease	Management Agreement	Below Market Ground Lease	Acquisition Date Fair Value
1701 / 1711 Research Blvd.	May 9, 2011	$16,327	$—	$1,144	$29	$—	$17,500
450 Kendall Street (Kendall G)	May 31, 2011	8,229	—	—	—	—	8,229
Ardsley Park	June 23, 2011	16,188	610	1,108	94	—	18,000
Wateridge Circle	November 1, 2011	41,010	777	4,400	313	—	46,500
320 Bent Street (1)	December 14, 2011	87,900	780	12,698	1,298	3,599	106,275
301 Binney Street (1)	December 14, 2011	217,073	3,191	25,370	2,397	7,390	255,421
301 Binney Street Garage (1)	December 14, 2011	15,751	—	—	—	389	16,140
Kendall Crossing Apartments (1)	December 14, 2011	6,947	—	153	9	233	7,342
Total		$409,425	$5,358	$44,873	$4,140	$11,611	$475,407
Weighted average intangible amortization life (in months)			61	61	61	603
____________

(1)The Company acquired PREI's 80% membership interest in the entity that owned these properties through the PREI I LLC joint venture.  As a result, these properties became 100% owned by the Company on December 14, 2011.  See “Rogers Street Acquisition” below for further discussion.

Business Acquisition [Line Items]
Selected data related to the acquisition of the Rogers Street Properties
Selected data regarding the acquisition of the Rogers Street Properties is presented below (in thousands):

December 14, 2011
Cash consideration paid for the Rogers Street Properties	$308,000
Cash acquired	(2,051)
Net cash paid by the Company to acquire the Rogers Street Properties	305,949

Fair-value of the Company's previously owned interest in the Rogers Street Properties	$77,000
Less: carrying value of the Company's previously owned interest in the Rogers Street Properties	(72,321)
Gain on revaluation of acquired unconsolidated joint venture	$4,679

Net cash paid by the Company to acquire the Rogers Street Properties	$305,949
Fair-value of the Company's previously owned interest in the Rogers Street Properties	77,000
Net liabilities assumed	2,229
Acquisition date fair-value of the Rogers Street Properties	$385,178

Parent Company [Member]
Business Acquisition [Line Items]
Pro Forma Results
The unaudited pro forma revenues and operating income of the Parent Company, including the acquisitions that occurred in 2011 as if they had taken place on January 1, 2010, are as follows (in thousands except per share amounts):

	Year Ended December 31,
	2011	2010
Total revenues	$473,170	$423,649
Net income available to common stockholders	19,786	12,531
Net income per share available to common stockholders - basic and diluted	$0.15	$0.11

BIOMED REALTY, L.P. [Member]
Business Acquisition [Line Items]
Pro Forma Results
The unaudited pro forma revenues and operating income of the Operating Partnership, including the acquisitions that occurred in 2011 as if they had taken place on January 1, 2010, are as follows (in thousands except per share amounts):

	Year Ended December 31,
	2011	2010
Total revenues	$473,170	$423,649
Net income available to unitholders	20,355	13,077
Net income per unit available to unitholders - basic and diluted	$0.15	$0.11

Discontinued Operations Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The table below reflects the details of the property and the exchange (in thousands):

Property	Date of Sale	Original Acquisition Date	Sales Price (1)	Impairment loss
Forbes Boulevard	April 27, 2012	September 5, 2007	$28,000	$(4,552)
_________

(1)	The sales price was equal to the fair-value of the office property received as consideration for the exchange from the independent third party.

The results of operations of the Forbes Boulevard property are reported as discontinued operations for all periods presented in the accompanying consolidated financial statements. The following table summarizes the revenue and expense components that comprise income from discontinued operations (in thousands):

	For the Year Ended
	December 31,
	2011	2010	2009
Total revenues	$1,499	$2,808	$2,973
Total expenses	1,025	1,105	1,191
Income from discontinued operations	$474	$1,703	$1,782

Quarterly Financial Information of the Parent Company (Tables) (Parent Company [Member])	12 Months Ended
Dec. 31, 2011
Parent Company [Member]
Schedule of Quarterly Financial Information [Table Text Block]
The Company's selected quarterly information for the years ended December 31, 2011 and 2010 (in thousands, except per share data) was as follows.

	2011 Quarter Ended(1)
	December 31	September 30	June 30	March 31
Total revenues	$111,958	$114,639	$106,409	$105,193
Income from continuing operations	15,790	8,861	7,852	9,737
Income from discontinued operations	163	76	95	141
Net income	15,953	8,937	7,947	9,878
Net income attributable to noncontrolling interests	(244)	(106)	(68)	(107)
Preferred dividends	(3,651)	(3,901)	(4,241)	(4,241)
Net income available to common stockholders	$12,058	$4,765	$3,638	$5,530
Income from continuing operations per share available to common stockholders - basic and diluted	$0.08	$0.03	$0.03	$0.04
Net income per share available to common stockholders - basic and diluted	$0.08	$0.03	$0.03	$0.04

	2010 Quarter Ended(1)
	December 31	September 30	June 30	March 31
Total revenues	$104,409	$95,006	$92,190	$92,024
Income from continuing operations	12,562	8,735	8,093	8,219
Income from discontinued operations	378	442	442	442
Net income	12,940	9,177	8,535	8,661
Net income attributable to noncontrolling interests	(178)	(104)	(95)	(121)
Preferred dividends	(4,241)	(4,241)	(4,241)	(4,241)
Net income available to common stockholders	$8,521	$4,832	$4,199	$4,299
Income from continuing operations per share available to common stockholders - basic and diluted	$0.06	$0.03	$0.04	$0.03
Net income per share available to common stockholders - basic and diluted	$0.06	$0.04	$0.04	$0.04
____________

(1)	The sum of quarterly financial data may vary from the annual data due to rounding.

Quarterly Financial Information of the Operating Partnership (Tables) (BIOMED REALTY, L.P. [Member])	12 Months Ended
Dec. 31, 2011
BIOMED REALTY, L.P. [Member]
Schedule of Quarterly Financial Information [Table Text Block]
The Company's selected quarterly information for the years ended December 31, 2011 and 2010 (in thousands, except per share data) was as follows.

	2011 Quarter Ended(1)
	December 31	September 30	June 30	March 31
Total revenues	$111,958	$114,639	$106,409	$105,193
Income from continuing operations	15,790	8,861	7,852	9,737
Income from discontinued operations	163	76	95	141
Net income	15,953	8,937	7,947	9,878
Net loss attributable to noncontrolling interests	8	5	14	18
Preferred distributions	(3,651)	(3,901)	(4,241)	(4,241)
Net income available to unitholders	$12,310	$4,876	$3,720	$5,655
Income from continuing operations per unit attributable to unitholders - basic and diluted	$0.08	$0.03	$0.03	$0.04
Net income per unit attributable to unitholders - basic and diluted	$0.08	$0.03	$0.03	$0.04

	2010 Quarter Ended(1)
	December 31	September 30	June 30	March 31
Total revenues	$104,409	$95,006	$92,190	$92,024
Income from continuing operations	12,562	8,735	8,093	8,219
Income from discontinued operations	378	442	442	442
Net income	12,940	9,177	8,535	8,661
Net loss attributable to noncontrolling interests	10	18	14	6
Preferred distributions	(4,241)	(4,241)	(4,241)	(4,241)
Net income available to unitholders	$8,709	$4,954	$4,309	$4,427
Income from continuing operations per unit attributable to unitholders - basic and diluted	$0.06	$0.03	$0.04	$0.03
Net income per unit attributable to unitholders - basic and diluted	$0.06	$0.04	$0.04	$0.04
____________

(1)	The sum of quarterly financial data may vary from the annual data due to rounding.

Real Estate And Accumulated Depreciation (Tables)	12 Months Ended
Dec. 31, 2011
Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule Of Real Estate And Accumulated Depreciation

			Initial Cost			Costs Capitalized Subsequent to Acquisition	Gross amount carried at December 31, 2011
Property	Year Built/ Renovated	Encumbrances	Land	Ground Lease	Buildings and Improvements		Land	Buildings and Improvements	Total	Accumulated Depreciation	Net
		(1)							(2)	(3)
Albany Street	1922/1998	—	$1,942	—	$31,293	$258	$1,942	$31,551	$33,493	$(5,200)	$28,293
Ardentech Court	1997/2008	—	2,742	—	5,379	6,919	2,742	12,298	15,040	(3,501)	11,539
Ardenwood Venture	1985	—	3,550	—	10,603	4,425	3,550	15,028	18,578	(2,851)	15,727
Ardsley Park (4)	1956/2000	—	6,581	—	9,587	7,365	6,581	16,952	23,533	(84)	23,449
Balboa Avenue	1968/2000	—	1,316	—	9,493	567	1,316	10,060	11,376	(1,941)	9,435
Bayshore Boulevard	2000	—	3,667	—	22,593	7,486	3,667	30,079	33,746	(8,456)	25,290
Beckley Street	1999	—	1,480	—	17,590	—	1,480	17,590	19,070	(3,097)	15,973
Bernardo Center Drive	1974/2008	—	2,580	—	13,714	30	2,580	13,744	16,324	(2,383)	13,941
9911 Belward Campus Drive	2001	—	4,160	—	196,814	—	4,160	196,814	200,974	(28,657)	172,317
9920 Belward Campus Drive	2000	—	3,935	—	11,206	—	3,935	11,206	15,141	(1,643)	13,498
320 Bent Street	2003	—	—	—	87,900	—	—	87,900	87,900	(200)	87,700
301 Binney Street	2007	—	—	—	217,073	—	—	217,073	217,073	(576)	216,497
301 Binney Street Garage	2007	—	—	—	15,751	—	—	15,751	15,751	(19)	15,732
Center for Life Science Boston	2008	342,149	60,000	—	407,747	255,926	60,000	663,673	723,673	(67,847)	655,826
Bridgeview Technology Park I	1977/2002	—	2,493	—	14,716	19,342	2,493	34,058	36,551	(7,199)	29,352
Bridgeview Technology Park II	1977/2002	—	1,522	—	13,066	—	1,522	13,066	14,588	(2,218)	12,370
Charles Street	1911/1986	—	5,000	—	7,033	29	5,000	7,062	12,062	(1,102)	10,960
Coolidge Avenue	1962/1999	—	2,760	—	7,102	244	2,760	7,346	10,106	(1,201)	8,905
Dumbarton Circle	1990	—	2,723	—	5,097	235	2,723	5,332	8,055	(2,681)	5,374
Eccles Avenue (5)	1965/1995	—	21,257	—	608	5,874	21,257	6,482	27,739	(608)	27,131
Eisenhower Road	1973/2000	—	416	—	2,614	1,062	416	3,676	4,092	(983)	3,109
Elliott Avenue	1925/2004	—	10,124	—	38,911	33,558	10,124	72,469	82,593	(6,416)	76,177
21 Erie Street	1925/2004	—	3,366	—	18,372	88	3,366	18,460	21,826	(3,056)	18,770
40 Erie Street	1996	—	7,593	—	33,765	2,563	7,593	36,328	43,921	(5,621)	38,300
4570 Executive Drive	1999	—	7,685	—	48,693	—	7,685	48,693	56,378	(3,195)	53,183
4775 / 4785 Executive Drive	2009	—	10,180	—	17,100	643	10,180	17,743	27,923	(570)	27,353
500 Fairview Avenue	1959/1991	—	—	—	3,285	263	—	3,548	3,548	(2,719)	829
530 Fairview Avenue	2008	—	2,703	—	694	43,676	2,703	44,370	47,073	(5,393)	41,680
Faraday Avenue	1986	—	1,370	—	7,201	—	1,370	7,201	8,571	(1,140)	7,431
Forbes Boulevard	1978	—	19,250	—	13,334	464	19,250	13,798	33,048	(1,446)	31,602
Fresh Pond Research Park	1948/2002	—	3,500	—	18,322	7,456	3,500	25,778	29,278	(3,315)	25,963
Gateway Business Park	1991-1998	—	116,851	—	10,981	—	116,851	10,981	127,832	(2,889)	124,943
Gazelle Court	2011	—	10,100	—	1,769	55,894	10,100	57,663	67,763	(996)	66,767
George Patterson Boulevard	1996/2005	—	1,575	—	11,029	1,625	1,575	12,654	14,229	(1,852)	12,377
Graphics Drive	1992/2007	—	800	—	6,577	6,904	800	13,481	14,281	(3,539)	10,742
Industrial Road	2001/2005	—	12,000	—	41,718	16,088	12,000	57,806	69,806	(19,712)	50,094
3525 John Hopkins Court	1991	—	3,993	—	18,183	281	3,993	18,464	22,457	(652)	21,805
3545-3575 John Hopkins Court	1991/2008	—	3,560	—	19,495	15,798	3,560	35,293	38,853	(3,712)	35,141
Kaiser Drive	1990	—	3,430	—	6,093	10,391	3,430	16,484	19,914	(2,172)	17,742
450 Kendall Street (Kendall G) (5)	—	—	—	—	8,229	497	—	8,726	8,726	—	8,726
500 Kendall Street (Kendall D)	2002	62,261	3,572	—	166,308	597	3,572	166,905	170,477	(27,632)	142,845
Kendall Crossing Apartments	2003	—	—	—	6,947	—	—	6,947	6,947	(15)	6,932
King of Prussia Road	1954/2004	—	12,813	—	66,152	1,063	12,813	67,215	80,028	(12,608)	67,420
Landmark at Eastview (6)	1958/2008	—	—	14,210	61,996	191,812	16,944	251,074	268,018	(33,092)	234,926
Medical Center Drive	1995	—	9,620	—	43,561	7,432	9,620	50,993	60,613	(2,226)	58,387
Monte Villa Parkway	1996/2002	—	1,020	—	10,711	382	1,020	11,093	12,113	(2,157)	9,956
6114-6154 Nancy Ridge Drive	1994	—	10,100	—	28,611	16,378	10,100	44,989	55,089	(4,664)	50,425
6828 Nancy Ridge Drive	1983/2001	6,373	2,344	—	9,611	1,755	2,344	11,366	13,710	(2,120)	11,590
Science Center at Oyster Point	2008-2009	—	19,464	—	89,762	—	19,464	89,762	109,226	(3,590)	105,636
One Research Way	1980/2008	—	1,813	—	6,454	6,183	1,813	12,637	14,450	(1,077)	13,373
Pacific Center Boulevard	1991/2008	—	5,400	—	11,493	2,720	5,400	14,213	19,613	(2,403)	17,210
Pacific Research Center	2000/2008	—	74,147	—	142,437	115,893	74,147	258,330	332,477	(28,804)	303,673
3500 Paramount Parkway	1999	—	1,080	—	14,535	—	1,080	14,535	15,615	(756)	14,859
Patriot Drive	1984/2001	—	848	—	6,906	—	848	6,906	7,754	(349)	7,405
Phoenixville Pike	1989/2008	—	1,204	—	10,087	12,836	1,204	22,923	24,127	(4,799)	19,328
Research Boulevard (4)	1970/2004	—	7,492	—	8,834	647	7,492	9,481	16,973	(267)	16,706
Road to the Cure	1977/2007	—	4,430	—	19,128	3,912	4,430	23,040	27,470	(4,516)	22,954
San Diego Science Center	19,732.002	—	3,871	—	21,875	2,214	3,871	24,089	27,960	(4,607)	23,353
10240 Science Center Drive	2002	—	4,079	—	12,124	20	4,079	12,144	16,223	(554)	15,669
Science Center Drive	1995	—	2,630	—	16,029	20	2,630	16,049	18,679	(2,959)	15,720
Shady Grove Road	2003	146,581	28,895	—	197,548	3,341	28,895	200,889	229,784	(29,207)	200,577
Sidney Street	2000	26,400	7,579	—	50,459	71	7,579	50,530	58,109	(8,328)	49,781
Sorrento Plaza	1978/2003	—	2,364	—	5,946	330	2,364	6,276	8,640	(312)	8,328
11388 Sorrento Valley Road	2000	—	2,366	—	8,514	170	2,366	8,684	11,050	(463)	10,587
Sorrento Valley Boulevard	1982	—	4,140	—	15,036	34	4,140	15,070	19,210	(2,145)	17,065
Sorrento West	1974-1984	—	13,455	—	11,990	5,744	13,455	17,734	31,189	(1,252)	29,937
Spring Mill Drive	1988	—	1,074	—	7,948	863	1,074	8,811	9,885	(1,648)	8,237
Trade Centre Avenue	1997	—	3,275	—	15,404	—	3,275	15,404	18,679	(2,561)	16,118
Torreyana Road	1980/1997	—	7,660	—	24,468	—	7,660	24,468	32,128	(3,002)	29,126
9865 Towne Centre Drive	2008	—	5,738	—	2,991	20,206	5,738	23,197	28,935	(2,863)	26,072
9885 Towne Centre Drive	2001/2008	—	4,982	—	28,513	—	4,982	28,513	33,495	(5,257)	28,238
Tributary Street	1983/1998	—	2,060	—	10,597	—	2,060	10,597	12,657	(1,865)	10,792
900 Uniqema Boulevard	2000	814	404	—	3,692	22	404	3,714	4,118	(589)	3,529
1000 Uniqema Boulevard	1999	—	1,350	—	13,229	71	1,350	13,300	14,650	(2,067)	12,583
Vassar Street	1950/1998	—	2,040	—	13,841	11,436	2,040	25,277	27,317	(3,398)	23,919
Waples Street	1983/2005	—	2,470	—	2,907	11,039	2,470	13,946	16,416	(6,738)	9,678
Wateridge Circle	2001	—	6,536	—	34,474	12	6,536	34,486	41,022	(286)	40,736
Walnut Street	1972/2004	—	5,200	—	36,067	—	5,200	36,067	41,267	(5,887)	35,380
Weston Parkway	1990	—	536	—	5,022	—	536	5,022	5,558	(173)	5,385
675 West Kendall Street (Kendall A)	2002	—	4,922	—	121,182	807	4,922	121,989	126,911	(20,016)	106,895
West Watkins Mill	1999	—	2,320	—	10,393	198	2,320	10,591	12,911	(856)	12,055
50 West Watkins Mill	1988/2005	—	1,451	—	11,611	—	1,451	11,611	13,062	(723)	12,339
217th Place	1987/2007	—	7,125	—	3,529	14,626	7,125	18,155	25,280	(2,801)	22,479
Total		$584,578	$630,073	$14,210	$2,819,652	$938,785	$647,017	$3,755,703	$4,402,720	$(452,474)	$3,950,246
_____

Organization of the Parent Company and Description of Business (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Vested Ownership Interest	100.00%	100.00%
Remaining Ownership Interest Held by Limited Partners	1.90%
Parent Company [Member]
Vested Ownership Interest	98.10%	97.80%

Basis of Presentation and Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 number	Dec. 31, 2010	Dec. 31, 2009
Accounting Policies [Abstract]
Number of Variable Interest Entities that the Company is the Primary Beneficiary	6
Capitalized Interest Costs	$ (7,600,000)	$ (5,400,000)	$ (12,400,000)
Capitalized Payroll	1,300,000	832,000	697,000
Bad Debt Expense	2,300,000	1,800,000	6,300,000
Allowance for Doubtful Accounts	2,900,000	3,400,000
Number of publicly traded companies with current fair market value less than the Company's initial cost basis	2
Reclassification of Other Than Temporary Unrealized Loss from Accumulated Other Comprehensive Income to General and Administrative Expense	(5,100,000)
Proceeds from Sale of Available-for-Sale Securities		1,200,000
Realized Gain (Loss) on Available-for-Sale Securities		$ 865,000
Number of Privately Held Companies in which Company has Invested Equity Securities	2
Number of Privately Held Funds in which Company has Invested in Equity Securities	2

Basis of Presentation and Summary of Significant Accounting Policies (Selected Financial Data of the VIEs) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Investment in Real Estate, Net	$ 409,327	$ 375,428
Total Assets	454,208	414,993
Total Debt	146,581	147,000
Total Liabilities	$ 151,893	$ 161,697

Basis of Presentation and Summary of Significant Accounting Policies (Investments in Real Estate, Net) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Land	$ 591,009	$ 578,753
Land Under Development	56,008	47,920
Buildings and Improvements	3,615,678	3,160,392
Construction in Progress	140,025	91,027
Real Estate Investment Property, at Cost	4,402,720	3,878,092
Accumulated Depreciation	(452,474)	(341,978)
Real Estate Investment Property, Net	$ 3,950,246	$ 3,536,114

Basis of Presentation and Summary of Significant Accounting Policies Basis of Presentation and Summary of Significant Accounting Policies (Deferred Leasing Costs) (Details) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred Leasing Costs [Line Items]
Finite-Lived Intangible Assets, Gross	$ 337,709	$ 275,762
Finite-Lived Intangible Assets, Accumulated Amortization	(180,454)	(150,702)
Finite-Lived Intangible Assets, Net	157,255	125,060
Leases, Acquired-in-Place [Member]
Deferred Leasing Costs [Line Items]
Finite-Lived Intangible Assets, Gross	260,552	216,674
Finite-Lived Intangible Assets, Accumulated Amortization	(150,453)	(126,484)
Finite-Lived Intangible Assets, Net	110,099	90,190
Acquired Management Agreements [Member]
Deferred Leasing Costs [Line Items]
Finite-Lived Intangible Assets, Gross	22,696	18,557
Finite-Lived Intangible Assets, Accumulated Amortization	(12,641)	(11,132)
Finite-Lived Intangible Assets, Net	10,055	7,425
Deferred Leasing Costs [Member]
Deferred Leasing Costs [Line Items]
Finite-Lived Intangible Assets, Gross	54,461	40,531
Finite-Lived Intangible Assets, Accumulated Amortization	(17,360)	(13,086)
Finite-Lived Intangible Assets, Net	$ 37,101	$ 27,445

Basis of Presentation and Summary of Significant Accounting Policies Basis of Presentation and Summary of Significant Accounting Policies (Deferred Leasing Costs - Estimated Amortization Expense) (Details) (Deferred Leasing Costs [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Deferred Leasing Costs [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Future Amortization Expense, Year One	$ 34,519
Future Amortization Expense, Year Two	26,046
Future Amortization Expense, Year Three	24,452
Future Amortization Expense, Year Four	20,681
Future Amortization Expense, Year Five	13,607
Future Amortization Expense, after Year Five	37,950
Future Amortization Expense	$ 157,255

Basis of Presentation and Summary of Significant Accounting Policies Basis of Presentation and Summary of Significant Accounting Policies (Impact of Straight Line Rent Revenue, Acquired Above and Below Market Lease Revenue, and Lease Incentive Revenue) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounting Policies [Abstract]
Straight-Line Rent Revenue	$ 25,243	$ 26,285	$ 29,100
Acquired Above Market Lease Revenue	(9,607)	(2,890)	(1,282)
Acquired Below Market Lease Revenue	1,453	3,992	7,526
Lease Incentive Revenue	(2,246)	(2,209)	(1,278)
Net Impact to Revenue	$ 14,843	$ 25,178	$ 34,066

Basis of Presentation and Summary of Significant Accounting Policies Basis of Presentation and Summary of Significant Accounting Policies (Estimated Minimum Rents) (Details) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2011
Accounting Policies [Abstract]
Operating Leases, Future Minimum Payments Due, Current	$ 365,816
Operating Leases, Future Minimum Payments, Due in Two Years	362,528
Operating Leases, Future Minimum Payments, Due in Three Years	353,587
Operating Leases, Future Minimum Payments, Due in Four Years	338,306
Operating Leases, Future Minimum Payments, Due in Five Years	294,634
Operating Leases, Future Minimum Payments, Due Thereafter	1,771,814
Operating Leases, Future Minimum Payments Due	$ 3,486,685

Basis of Presentation and Summary of Significant Accounting Policies Basis of Presentation and Summary of Significant Accounting Policies (Revenue Recognition - Estimated Amortization Expense) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Acquired Above Market Leases [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Future Amortization Expense, Year One	$ (9,718)
Future Amortization Expense, Year Two	(4,652)
Future Amortization Expense, Year Three	(4,078)
Future Amortization Expense, Year Four	(1,640)
Future Amortization Expense, Year Five	(985)
Future Amortization Expense, after Year Five	(5,245)
Future Amortization Expense	(26,318)
Acquired Below Market Leases [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Future Amortization Expense, Year One	1,351
Future Amortization Expense, Year Two	1,088
Future Amortization Expense, Year Three	819
Future Amortization Expense, Year Four	634
Future Amortization Expense, Year Five	507
Future Amortization Expense, after Year Five	2,110
Future Amortization Expense	6,509
Lease Incentives [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Future Amortization Expense, Year One	(2,873)
Future Amortization Expense, Year Two	(2,671)
Future Amortization Expense, Year Three	(2,671)
Future Amortization Expense, Year Four	(2,671)
Future Amortization Expense, Year Five	(2,450)
Future Amortization Expense, after Year Five	(9,615)
Future Amortization Expense	$ (22,951)

Basis of Presentation and Summary of Significant Accounting Policies (Investments in Equity Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Available-for-Sale Securities, Cost Basis	$ 5,585	$ 4,133
Other-Than-Temporary Unrealized Loss	(4,595)
Unrealized Loss	(2)	(73)
Available-for-Sale Securities, Fair-Value	988	4,060
Cost Method Securities, Cost Basis	4,245
Total Equity Securities	$ 5,233	$ 4,060

Basis of Presentation and Summary of Significant Accounting Policies Basis of Presentation and Summary of Significant Accounting Policies (Income Tax Treatment for Dividends) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Common Stock, Dividends, Per Share, Cash Paid	$ 0.77	$ 0.6	$ 0.89
Percentage of Common Stock Dividend	100.00%	100.00%	100.00%
Preferred Stock, Dividends, Per Share, Cash Paid	$ 1.84	$ 1.84	$ 1.84
Percentage of Preferred Stock Dividend	100.00%	100.00%	100.00%
Ordinary Income [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Common Stock, Dividends, Per Share, Cash Paid	$ 0.44	$ 0.39	$ 0.45
Percentage of Common Stock Dividend	57.14%	64.66%	50.56%
Preferred Stock, Dividends, Per Share, Cash Paid	$ 1.84	$ 1.84	$ 1.84
Percentage of Preferred Stock Dividend	100.00%	100.00%	100.00%
Return On Capital [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Common Stock, Dividends, Per Share, Cash Paid	$ 0.33	$ 0.21	$ 0.44
Percentage of Common Stock Dividend	42.86%	35.34%	49.44%

Equity of the Parent Company (Narrative) (Details) (USD $)	12 Months Ended			9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended				12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2010 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2010 Parent Company [Member]	Dec. 31, 2009 Parent Company [Member]	Jan. 18, 2012 Parent Company [Member]	Sep. 30, 2010 Parent Company [Member] Common Stock [Member]	Dec. 31, 2009 Parent Company [Member] Common Stock [Member]	Dec. 31, 2011 Parent Company [Member] Common Stock [Member]	Dec. 31, 2010 Parent Company [Member] Common Stock [Member]	Dec. 31, 2008 Parent Company [Member] Common Stock [Member]	Dec. 31, 2011 Parent Company [Member] Series A Preferred Stock [Member]	Dec. 31, 2011 Parent Company [Member] Operating Partnership Units and LTIP Units [Member]	Dec. 31, 2011 Parent Company [Member] Restricted Stock Issued to Employees [Member]	Dec. 31, 2011 Parent Company [Member] Restricted Stock Issued to Board Members [Member]	Dec. 31, 2011 BIOMED REALTY, L.P. [Member]	Dec. 31, 2011 BIOMED REALTY, L.P. [Member] Parent Company [Member]	Dec. 31, 2011 Preferred Stock Repurchased [Member] Parent Company [Member]
Equity of the Parent Company [Line Items]
Restricted Stock Awards Issued																615,252	15,085
Shares surrendered to the Company and retired in lieu of cash payments for taxes due on the vesting of restricted stock	129,342	(79,555)	(3,435)
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited					30,215
Stock Issued During Period, Shares, New Issues	22,562,922								31,426,000	17,302,754
Stock Issued During Period, Value, New Issues	$ 399,600,000			$ 523,672,000			$ 174,167,000		$ 314,000	$ 173,000
DRIP Plan Optional Cash Purchases Maximum Amount	10,000
DRIP Plan Discount Range Maximum	5.00%
Common Stock, Shares Outstanding										99,000,269	154,101,482	131,046,509	80,757,421
Partnership Units, Shares Outstanding															2,593,538			156,695,020
LTIP Units, Shares Outstanding															386,441			386,441
Preferred Stock, Shares Outstanding					7,920,000	9,200,000
Stock Redeemed or Called During Period, Shares																				1,280,000
Preferred Stock Redemption Premium														30,944,000						31,100,000
Payments for Repurchase of Redeemable Preferred Stock																				24.3
Payments of Dividends, Preferred Stock					16,623,000	16,963,000	16,963,000													250,000
Preferred Stock, Dividend Rate, Per-Dollar-Amount					$ 1.84375															$ 0.2
Cost on Redemption of Preferred Stock					165,000
Preferred Stock, Dividend Rate, Percentage					7.38%
Preferred Stock, Liquidation Preference per Share					$ 25	$ 25		$ 25
Non Listed Preferred Stock, Dividend Rate, Percentage					8.38%
Non Listed Preferred Stock, Dividend Rate, Per-Dollar-Amount					$ 2.09375
Date of Preferred Stock Redemption								Jan 18, 2012
Noncontrolling Interest Redemption Value																			$ 54,400,000
Average Closing Price Per Share																			$ 18.27

Equity of the Parent Company (Dividends and Distributions) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended	3 Months Ended				12 Months Ended	3 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Common stock and OP units [Member]	Sep. 30, 2011 Common stock and OP units [Member]	Jun. 30, 2011 Common stock and OP units [Member]	Mar. 31, 2011 Common stock and OP units [Member]	Dec. 31, 2011 Common stock and OP units [Member]	Jan. 15, 2012 Series A Preferred Stock [Member]	Oct. 15, 2011 Series A Preferred Stock [Member]	Jul. 15, 2011 Series A Preferred Stock [Member]	Apr. 15, 2011 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]
Equity of the Parent Company [Line Items]
Declaration Date		Dec 14, 2011	Sep 15, 2011	Jun 15, 2011	Mar 14, 2011		Dec 14, 2011	Sep 15, 2011	Jun 15, 2011	Mar 14, 2011
Amount Per Common Share/Unit		$ 0.2	$ 0.2	$ 0.2	$ 0.2
Amount Per Preferred Share/Unit							$ 0.46094	$ 0.46094	$ 0.46094	$ 0.46094
Dividend and Distribution Payable Date		Jan 17, 2012	Oct 17, 2011	Jul 15, 2011	Apr 15, 2011		Jan 17, 2012	Oct 17, 2011	Jul 15, 2011	Apr 15, 2011
Dividend and Distribution Amount		$ 31,417	$ 26,849	$ 26,848	$ 26,846		$ 3,651	$ 3,901	$ 4,241	$ 4,240
Dividends and Distributions Declared	$ 127,993					$ 111,960					$ 16,033

Equity of the Parent Company (Vested Ownership Interests) (Details)	Dec. 31, 2011	Dec. 31, 2010
Equity of the Parent Company [Line Items]
Operating Partnership Units and LTIP Units	155,356,390	132,461,119
Vested Ownership Interest	100.00%	100.00%
Parent Company [Member]
Equity of the Parent Company [Line Items]
Operating Partnership Units and LTIP Units	152,435,271	129,603,445
Vested Ownership Interest	98.10%	97.80%
Operating Partnership and LTIP Units Held by Employees and Related Parties [Member]
Equity of the Parent Company [Line Items]
Operating Partnership Units and LTIP Units	2,332,318	2,268,873
Vested Ownership Interest	1.50%	1.70%
Operating Partnership and LTIP Units Held by Third Parties [Member]
Equity of the Parent Company [Line Items]
Operating Partnership Units and LTIP Units	588,801	588,801
Vested Ownership Interest	0.40%	0.50%

Capital of the Operating Partnership (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 18, 2012	Dec. 31, 2010
Capital of the Operating Partnership [Line Items]
Vested Ownership Interest	100.00%		100.00%
Number of Trading Days	10 days
BIOMED REALTY, L.P. [Member]
Capital of the Operating Partnership [Line Items]
Partnership Units, Shares Outstanding	156,695,020
LTIP Units, Shares Outstanding	386,441
BIOMED REALTY, L.P. [Member]
Capital of the Operating Partnership [Line Items]
Contributed Proceeds	$ 222.4
Preferred Stock, Dividend Rate, Percentage	7.38%
Preferred Stock, Liquidation Preference per Share		$ 25
Date of Preferred Stock Redemption		Jan 18, 2012
Preferred Stock, Shares Outstanding	7,920,000
Preferred Stock, Dividend Rate, Per-Dollar-Amount	$ 1.84375
Non Listed Preferred Stock, Dividend Rate, Percentage	8.38%
Non Listed Preferred Stock, Dividend Rate, Per-Dollar-Amount	$ 2.09375
Parent Company [Member]
Capital of the Operating Partnership [Line Items]
Preferred Stock, Dividend Rate, Percentage	7.38%
Preferred Stock, Liquidation Preference per Share	$ 25	$ 25	$ 25
Date of Preferred Stock Redemption		Jan 18, 2012
Preferred Stock, Shares Outstanding	7,920,000		9,200,000
Preferred Stock, Dividend Rate, Per-Dollar-Amount	$ 1.84375
Non Listed Preferred Stock, Dividend Rate, Percentage	8.38%
Non Listed Preferred Stock, Dividend Rate, Per-Dollar-Amount	$ 2.09375
Parent Company [Member] | BIOMED REALTY, L.P. [Member]
Capital of the Operating Partnership [Line Items]
Noncontrolling Interest Redemption Value	$ 54.4
Average Closing Price Per Share	$ 18.27
Parent Company [Member]
Capital of the Operating Partnership [Line Items]
Vested Ownership Interest	98.10%		97.80%

Debt (Exchangeable Senior Notes Due 2030) (Narrative) (Details) (USD $)	Jan. 11, 2010	Dec. 31, 2011 Exchangeable Senior Notes Due 2030 [Member]	Dec. 31, 2010 Unsecured Senior Notes Due Twenty Thirty [Member]
Debt Disclosure [Line Items]
Issuance date			2010-01-11
Convertible Debt	$ 180,000,000
Interest rate	3.75%
Initial share exchange rate per $1,000 principal		55.0782
Principal amount of Exchangeable Senior Notes Due 2030 for exchange		$ 1,000
Exchange Price		$ 18.16
Cash dividends in excess, exchange rate calculation		$ 0.14
Current share exchange rate per $1,000 principal		55.6548
Ex-dividend date		Jun 28, 2011
exchangeable note redemption date		2015-01-21
Long Term Debt Redemption Percentage Of Principal		100.00%

Debt (Unsecured Senior Notes Due 2016, Net) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Jan. 11, 2010	Dec. 31, 2011 Unsecured Senior Notes Due 2016 [Member]
Schedule of Long-term Debt Instruments [Line Items]
Issuance date		2011-03-30
Aggregate principal amount		$ 400
Percentage of principal amount paid by the underwriters		99.37%
Interest rate	3.75%	3.85%
Payable dates		April 15 and October 15
Date of first required payment		2011-10-15
Redemption percentage of principal		100.00%
Spread over adjusted treasury rate		30.00%

Debt Debt (Unsecured Senior Notes Due 2020, net) (Details) (USD $) In Millions, unless otherwise specified	Jan. 11, 2010	Dec. 31, 2011 Unsecured Senior Notes Due Twenty Twenty [Member]
Debt Disclosure [Line Items]
Issuance date		2010-04-29
Long Term Debt Redemption Percentage Of Principal		100.00%
Spread over adjusted treasury rate		40.00%
Senior Notes Due Twenty Twenty Exchange Date		2011-01-12
Aggregate principal amount		$ 250
Senior Notes Due Twenty Twenty Outstanding Principal Amount At Exchange Date		100.00%
Interest rate	3.75%	6.13%
Percentage Of Long Term Debt Principal Paid By Underwriters		98.98%
Payable dates		April 15 and October 15
Debt Instrument, Date of First Required Payment		2010-10-15

Debt (Unsecured Line of Credit) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Unsecured Line of Credit [Member]	Dec. 31, 2011 Unsecured Line of Credit [Member] Reserve Adjusted LIBOR [Member] Minimum [Member]	Dec. 31, 2011 Unsecured Line of Credit [Member] Reserve Adjusted LIBOR [Member] Maximum [Member]	Dec. 31, 2011 Unsecured Line of Credit [Member] Prime Rate [Member] Maximum [Member]	Dec. 31, 2011 Unsecured Line of Credit [Member] Federal Funds Rate [Member] Minimum [Member]	Dec. 31, 2011 Unsecured Line of Credit [Member] Federal Funds Rate [Member] Maximum [Member]	Dec. 31, 2011 Unsecured Line of Credit [Member] One Month LIBOR [Member] Minimum [Member]	Dec. 31, 2011 Unsecured Line of Credit [Member] One Month LIBOR [Member] Maximum [Member]	Jul. 13, 2011 Prior Unsecured Line Of Credit [Member]
LOC issuance date	2011-07-14
LOC current borrowing capacity	$ 750								$ 720
LOC Maturity Date	2015-07-13
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,250
LOC optional extended maturity date	2016-07-13
LOC interest rate, basis points spread over interest rate		100.00%	205.00%	125.00%	50.00%	175.00%	100.00%	205.00%
LOC facility fee annual rate	35.00%

Debt (Outstanding Consolidated Mortgage Notes Payable) (Details) (USD $)	12 Months Ended			12 Months Ended		3 Months Ended			12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended				12 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended				12 Months Ended			12 Months Ended				12 Months Ended						12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jan. 11, 2010	Dec. 31, 2011 Unsecured Senior Notes Due 2016 [Member]	Dec. 31, 2011 Unsecured Senior Notes Due 2020 [Member]	Dec. 31, 2011 Exchangeable Senior Notes Due 2026 [Member]	Dec. 31, 2011 Mortgages [Member]	Dec. 31, 2010 Mortgages [Member]	Dec. 31, 2011 Mortgages [Member] Ardentech Court [Member]		Dec. 31, 2010 Mortgages [Member] Ardentech Court [Member]		Dec. 31, 2011 Mortgages [Member] Center for Life Science Boston [Member]	Dec. 31, 2010 Mortgages [Member] Center for Life Science Boston [Member]	Dec. 31, 2011 Mortgages [Member] 500 Kendall Street (Kendall D) [Member]	Dec. 31, 2010 Mortgages [Member] 500 Kendall Street (Kendall D) [Member]	Dec. 31, 2011 Mortgages [Member] 6828 Nancy Ridge Drive [Member]	Dec. 31, 2010 Mortgages [Member] 6828 Nancy Ridge Drive [Member]	Dec. 31, 2011 Mortgages [Member] Road to the Cure [Member]		Dec. 31, 2010 Mortgages [Member] Road to the Cure [Member]		Dec. 31, 2011 Mortgages [Member] 10255 Science Center Drive [Member]		Dec. 31, 2010 Mortgages [Member] 10255 Science Center Drive [Member]		Dec. 31, 2011 Mortgages [Member] Shady Grove Road [Member]	Dec. 31, 2010 Mortgages [Member] Shady Grove Road [Member]	Dec. 31, 2011 Mortgages [Member] Sidney Street [Member]	Dec. 31, 2010 Mortgages [Member] Sidney Street [Member]	Dec. 31, 2011 Mortgages [Member] Sorrento West [Member]		Dec. 31, 2011 Mortgages [Member] Sorrento West [Member]		Dec. 31, 2010 Mortgages [Member] Sorrento West [Member]		Dec. 31, 2011 Mortgages [Member] 9865 Towne Centre Drive [Member]	Dec. 31, 2010 Mortgages [Member] 9865 Towne Centre Drive [Member]	Dec. 31, 2011 Mortgages [Member] 900 Uniqema Boulevard [Member]	Dec. 31, 2010 Mortgages [Member] 900 Uniqema Boulevard [Member]	Dec. 31, 2011 Convertible Debt [Member]	Dec. 31, 2010 Convertible Debt [Member]	Dec. 31, 2011 Convertible Debt [Member] Exchangeable Senior Notes Due 2026 [Member]	Dec. 31, 2010 Convertible Debt [Member] Exchangeable Senior Notes Due 2026 [Member]		Dec. 31, 2011 Convertible Debt [Member] Exchangeable Senior Notes Due 2030 [Member]	Dec. 31, 2010 Convertible Debt [Member] Exchangeable Senior Notes Due 2030 [Member]	Dec. 31, 2011 Unsecured Debt [Member]	Dec. 31, 2010 Unsecured Debt [Member]	Dec. 31, 2011 Unsecured Debt [Member] Unsecured Senior Notes Due 2016 [Member]		Dec. 31, 2011 Unsecured Debt [Member] Unsecured Senior Notes Due 2020 [Member]		Dec. 31, 2010 Unsecured Debt [Member] Unsecured Senior Notes Due 2020 [Member]		Dec. 31, 2011 Line of Credit [Member]	Dec. 31, 2010 Line of Credit [Member]
Stated fixed interest rate			3.75%	3.85%	6.13%				7.25%	[1]			7.75%		6.38%		7.15%		6.70%	[1]			7.65%	[1]			5.97%		7.23%		7.42%	[1]	7.42%	[1]			7.95%		8.61%							3.75%				3.85%		6.13%				1.83%
Effective interest rate									5.06%	[1]			7.75%		5.45%		5.38%		5.78%	[1]			5.04%	[1]			5.97%		5.11%		2.72%	[1]	2.72%	[1]			7.95%		5.61%							3.75%				3.99%		6.27%				1.83%
Principal balance							$ 584,578,000	$ 652,317,000			$ 4,237,000	[1]	$ 342,149,000	$ 345,577,000	$ 62,261,000	$ 64,230,000	$ 6,373,000	$ 6,488,000			$ 14,696,000	[1]			$ 10,800,000	[1]	$ 146,581,000	$ 147,000,000	$ 26,400,000	$ 27,395,000					$ 13,247,000	[1]		$ 17,636,000	$ 814,000	$ 1,011,000				$ 19,800,000						$ 400,000,000		$ 250,000,000		$ 250,000,000
Unamortized premiums							3,266,000	5,605,000
Mortgage notes payable, net							587,844,000	657,922,000
Unamortized discount																																												278,000						2,190,000	[2]	2,229,000	[3]	2,429,000	[3]
Convertible debt			180,000,000																																						180,000,000	199,522,000		19,522,000	[4]	180,000,000	180,000,000
Unsecured senior notes, net																																																645,581,000	247,571,000	397,810,000		247,771,000		247,571,000
Unsecured line of credit																																																								268,000,000 [5]	392,450,000	[5]
Total consolidated debt	1,681,425,000	1,497,465,000
Maturity date									Jul 1, 2012	[1]			Jun 30, 2014		Dec 1, 2018		Sep 1, 2012		Jan 31, 2014	[1]			Jul 1, 2011	[1]			Sep 1, 2016		Jun 1, 2012				Nov 10, 2011	[1]			Jun 30, 2013 [1]		May 1, 2015				Oct 1, 2026			Jan 15, 2030				Apr 15, 2016		Apr 15, 2020				Jul 13, 2015
Repayments Of Mortgage Notes Payable	60,200,000
Subsequent Event, Date						Oct 3, 2011
Subsequent Event, Amount
Date of first required payment				2011-10-15	2010-10-15
LOC remaining borrowing capacity																																																								481,100,000
LOC outstanding letters of credit																																																								910,000
Investment In Real Estate Property Mortgaged	1,000,000,000	1,200,000,000
Center for Life Science Boston Mortgage Loan	350,000,000
LOC issuance date				2011-03-30	2010-04-29																																																			2011-07-14
LOC current borrowing capacity																																																								$ 750,000,000

[1]	During the year ended December 31, 2011, the Operating Partnership voluntarily prepaid in full the outstanding mortgage notes totaling approximately $60.2 million pertaining to the Ardentech Court, Road to the Cure, 10255 Science Center Drive, Sorrento West and 9865 Towne Centre Drive properties, prior to their respective maturity dates.
[2]	The unamortized debt discount will be amortized through April 15, 2016, the maturity date of the Notes due 2016.
[3]	The unamortized debt discount will be amortized through April 15, 2020, the maturity date of the Notes due 2020.
[4]	In October 2011, the Operating Partnership repurchased and redeemed in full the outstanding principal amount of its Exchangeable Senior Notes due 2026 (the "Notes due 2026").
[5]	At December 31, 2011, the Operating Partnership had additional borrowing capacity under the unsecured line of credit of up to approximately $481.1 million (net of outstanding letters of credit issued by the Operating Partnership and drawable on the unsecured line of credit of approximately $910,000).

Debt (Principal Payments due for Operating Partnership's Consolidated Indebtedness) (Details) (USD $) In Thousands, unless otherwise specified	Jan. 11, 2010	Dec. 31, 2011 OperatingPartnershipsConsolidatedDebtedness [Member]		Dec. 31, 2011 Convertible Debt [Member]	Dec. 31, 2010 Convertible Debt [Member]	Dec. 31, 2011 Convertible Debt [Member] Exchangeable Senior Notes Due Twenty Twenty Six [Member]	Dec. 31, 2010 Convertible Debt [Member] Exchangeable Senior Notes Due Twenty Twenty Six [Member]		Dec. 31, 2011 Convertible Debt [Member] Exchangeable Senior Notes Due 2030 [Member]	Dec. 31, 2010 Convertible Debt [Member] Exchangeable Senior Notes Due 2030 [Member]
Year 1		$ 40,479
Year 2		8,291
Year 3		339,020
Year 4		274,253
Year 5		543,426
Thereafter		477,109	[1]
Principal balance		1,682,578					19,800
Convertible Debt	$ 180,000			$ 180,000	$ 199,522		$ 19,522	[2]	$ 180,000	$ 180,000
Maturity date						Oct 1, 2026			Jan 15, 2030

[1]	Includes $180.0 million in principal payments of the Notes due 2030 based on a contractual maturity date of January 15, 2030.
[2]	In October 2011, the Operating Partnership repurchased and redeemed in full the outstanding principal amount of its Exchangeable Senior Notes due 2026 (the "Notes due 2026").

Earnings Per Share of the Parent Company Earnings Per Share of the Parent Company (Schedule of Earnings Per Share, Basic and Diluted) (Details) (USD $)
In Thousands, except Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest																	$ 474	$ 1,703	$ 1,782
Parent Company [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Income from continuing operations																	42,240	37,611	58,408
Income (Loss) from Continuing Operations Attributable to Noncontrolling Interest																	(515)	(455)	(1,411)
Dividends, Preferred Stock																	(16,198)	(16,963)	(16,963)
Participating Securities, Distributed and Undistributed Earnings																	(1,172)	(838)	(591)
Income (Loss) from Continuing Operations Attributable to the Parent, Basic																	24,355	19,355	39,443
Dilutive Securities, Effect on Basic Earnings Per Share, Other																	0	0	591
Income (loss) from continuing operations attributable to noncontrollinginterests diluted																	559	503	0
Income from continuing operations attributable to common stockholders - diluted																	24,914	19,858	40,034
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest																	474	1,703	1,782
income (Loss) from discontinued operations attributable to common stockholders - basic																	464	1,660	1,725
Income Loss From Discontinued Operations Net Of Tax Attributable To Noncontrolling Interest diluted																	(10)	43	0
Income Loss From Discontinued Operations Net Of Tax Diluted																	474	1,703	1,725
Net Income (Loss) Available to Common Stockholders, Diluted																	25,388	21,561	41,759
Net Income (Loss) Attributable to Noncontrolling Interest, Operating Partnerships																	(10)	(43)	(57)
Weighted Average Number of Shares Outstanding, Basic																	132,625,915	112,698,704	91,011,123
Net Income Loss Attributable To Unit Holders Basic																	$ 24,819	$ 21,015	$ 41,168
Incremental Common Shares Attributable to Contingently Issuable Shares																	0	0	839,879
Amount Of Dilutive Securities Operating Partnership And Ltip Units																	2,983,928	3,019,495
Weighted Average Number of Shares Outstanding, Diluted																	135,609,843	115,718,199	91,851,002
Earnings Per Share, Basic and Diluted	$ (3,651,000)	[1]	$ (3,901,000)	[1]	$ (4,241,000)	[1]	$ (4,241,000)	[1]	$ (4,241,000)	[1]	$ (4,241,000)	[1]	$ (4,241,000)	[1]	$ (4,241,000)	[1]	$ 0.19	$ 0.19	$ 0.45
Income (Loss) from Continuing Operations, Per Basic and Diluted Share																	$ 0.19	$ 0.17	$ 0.43
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic and Diluted Share																	$ 0	$ 0.02	$ 0.02

[1]	The sum of quarterly financial data may vary from the annual data due to rounding.

Earnings Per Unit of the Operating Partnership (Computations of Basic and Diluted Earnings Per Unit) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Unit of the Operating Partnership [Line Items]
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest																	$ 474	$ 1,703	$ 1,782
BIOMED REALTY, L.P. [Member]
Earnings Per Unit of the Operating Partnership [Line Items]
Income from continuing operations																	42,240	37,611	58,408
Income (Loss) from Continuing Operations Attributable to Noncontrolling Interest																	44	48	64
Dividends, Preferred Stock																	(16,198)	(16,963)	(16,963)
Income (Loss) from Continuing Operations Attributable to the Parent, Basic																	24,866	19,763	40,776
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest																	474	1,703	1,782
Net Income Loss Attributable To Unit Holders Basic and Diluted																	25,340	21,466	42,558
Weighted Average Number of Shares Outstanding, Basic																	135,549,934	115,572,569	94,005,382
Income (Loss) from Continuing Operations, Per Basic and Diluted Share																	$ 0.19	$ 0.17	$ 0.43
Participating Securities, Distributed and Undistributed Earnings																	$ (1,220)	$ (933)	$ (733)
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic and Diluted Share																	$ 0	$ 0.02	$ 0.02
Net Income per Unit Attributable to Unitholders, Basic and Diluted	$ (3,651,000)	[1]	$ (3,901,000)	[1]	$ (4,241,000)	[1]	$ (4,241,000)	[1]	$ (4,241,000)	[1]	$ (4,241,000)	[1]	$ (4,241,000)	[1]	$ (4,241,000)	[1]	$ 0.19	$ 0.19	$ 0.45

[1]	The sum of quarterly financial data may vary from the annual data due to rounding.

Investment in Unconsolidated Partnerships (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011 number
Investment [Line Items]
Number of Investments in Limited Liability Companies		2
Repayments of Lines of Credit	$ 13,400,000
PREI I LLC [Member]
Investment [Line Items]
Number of Properties in Portfolio of PREI I LLC		2
LOC Maturity Date	8/13/2013
Line of Credit Facility, Maximum Borrowing Capacity	139,000,000
Repayments of Lines of Credit	67,000,000
LOC Amount Outstanding		139,000,000
LOC Contractual Interest Rate		3.28%
McKellar Court [Member]
Investment [Line Items]
Maximum Exposure to Loss on Investment		$ 12,400,000
Percent of extraordinary cash flow entitled to company		75.00%
Percent of operating cash flows entitled to company		22.00%

Investment in Unconsolidated Partnerships (Summary of Unconsolidated Partnerships) (Details)	12 Months Ended
	Dec. 31, 2011
PREI I LLC [Member]
Investment In Unconsolidated Partnerships [Line Items]
Company's Ownership Interest	20.00%	[1]
Company's Economic Interest	20.00%	[1]
Date Acquired	Apr 4, 2007	[1]
PREI II LLC [Member]
Investment In Unconsolidated Partnerships [Line Items]
Company's Ownership Interest	20.00%
Company's Economic Interest	20.00%
Date Acquired	Apr 4, 2007
McKellar Court [Member]
Investment In Unconsolidated Partnerships [Line Items]
Company's Ownership Interest	22.00%	[2]
Company's Economic Interest	22.00%	[2]
Date Acquired	Sep 30, 2004	[2]

[1]	PREI I LLC owns a portfolio of two properties in Cambridge, Massachusetts. During the year ended December 31, 2011, PREI I LLC sold certain properties to the Company (see Note 12). PREI I LLC concurrently repaid the remaining outstanding balance of its secured acquisition and interim loan facility, of $199.3 million through proceeds from the sale and capital contributions of the members. During the year ended December 31, 2011, a wholly owned subsidiary of the Company's joint venture with PREI I LLC entered into an agreement with certain lenders to extend the maturity date of its secured construction loan facility to August 13, 2013 and decrease the borrowing capacity to $139.0 million, which required the repayment of approximately $67.0 million by capital contributions of the members, including the Company's share of the repayment of approximately $13.4 million. At December 31, 2011, there were $139.0 million in outstanding borrowings on the secured loan facility with a contractual interest rate of 3.28% (including the applicable credit spread)
[2]	The Company's investment in the McKellar Court partnership (maximum exposure to losses) was approximately $12.4 million at December 31, 2011. The Company's economic interest in the McKellar Court partnership entitles it to 75% of the extraordinary cash flows after repayment of the partners' capital contributions and 22% of the operating cash flows.

Investment in Unconsolidated Partnerships (Summary of Selected Balance Sheet Information) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment In Unconsolidated Partnerships [Line Items]
Investments in real estate, net	$ 257,297	$ 620,430
Cash and cash equivalents (including restricted cash)	4,384	7,914
Intangible assets, net		12,303
Other assets	2,392	26,412
Mortgage notes payable and secured construction loan	149,256	415,933
Other liabilities	1,408	18,101
Members' equity	113,409	233,025
Company's net investment in unconsolidated partnerships	$ 33,389	$ 57,265

Investment in Unconsolidated Partnerships (Summary of Selected Income Statement Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Investment In Unconsolidated Partnerships [Line Items]
Total revenues					$ 7,359
Rental operations expenses and real estate taxes	19,868		10,701		5,495
Equity Method Investment Summarized Financial Information Loss from Continuing Operations	(11,301)		(2,311)		1,864
EquityMethodInvestmentSummarizedFinancialInformationGainonSaleFromDiscontinuedOperations	22,927		0		0
Equity Method Investment Summarized Financial Information Loss from Discontinued Operations	(6,677)		(11,312)		(15,477)
Management Fees Revenue	$ 1,011	[1]	$ 1,400	[1]	$ 2,700	[1]

[1]	The Company acts as the operating member or partner, as applicable, and day-to-day manager for the partnerships. The Company is entitled to receive fees for providing construction and development services (as applicable) and management services to the PREI joint ventures, which are reflected in tenant recoveries and other income in the consolidated statements of income.

Derivatives and Other Financial Instruments (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 number	Dec. 31, 2010	Dec. 31, 2009
Deferred Interest Costs Amortization Period	8 years
Number of Interest Rate Swaps	2
Notional Amount of Derivatives	$ 150,000,000
Derivative, Maturity Date	Aug 1, 2011
Increase in Interest Expense Related to Accumulated Other Comprehensive Loss	10,400,000	17,500,000	19,800,000
Reclassification of Accumulated Other Comprehensive Loss	6,900,000
Deferred Settlement Payments on Interest Rate Swaps	236,000	723,000	2,700,000
Interest Rate Swaps [Member]
Cumulative Charge to Earnings	1,000,000
Total Gain (Loss) on Derivative Instruments	(544,000)	(453,000)	203,000
Interest Rate Swap (2) [Member]
Gain on Derivative, Interest Rate Swaps	12,000
Forward Starting Swaps [Member]
Deferred Interest Costs	49,100,000
Derivative, Lower Remaining Maturity Range	10 years
Designated as Hedging Instrument [Member] | Interest Rate Swaps [Member]
Notional Amount of Derivatives	115,000,000
Not Designated as Hedging Instrument [Member] | Interest Rate Swaps [Member]
Notional Amount of Derivatives	$ 35,000,000

Derivatives and Other Financial Instruments (Summary of Derivative Instruments) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 number		Dec. 31, 2010
Fair-Value	$ 9,000	[1]	$ (3,800,000)	[1]
Number of Interest Rate Swaps	2
Current Notional Amount	150,000,000
Derivative, Maturity Date	Aug 1, 2011
Interest Rate Swaps (A & B) [Member]
Fair-Value			(3,826,000)	[1],[2]
Other [Member]
Fair-Value	$ 9,000	[1],[3]	$ 26,000	[1],[3]

[1]	Fair-value of derivative instruments does not include any related accrued interest payable, which is included in accrued expenses on the accompanying consolidated balance sheets. Derivative valuations are classified in Level 2 of the fair-value hierarchy.
[2]	Two interest rate swaps with an aggregate notional amount of $150.0 million expired on August 1, 2011.
[3]	Includes stock purchase warrants that are recorded as derivative instruments and are reflected in other assets on the accompanying consolidated balance sheets. Changes in the fair-value of the stock purchase warrants are included in earnings in the period in which they occur.

Derivatives and Other Financial Instruments (Summary of Derivative Instruments, Effect on OCI) (Details) (Interest Rate Swaps [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Rate Swaps [Member]
Interest rate swaps	$ 104	$ 2,084	$ 21,960

Derivatives and Other Financial Instruments (Summary of Amount of Loss Reclassified from OCI to Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Amount of loss recognized in acumulated other comprehensive income	$ (10,412)		$ (17,457)		$ (19,836)
Interest Rate Swaps [Member]
Amount of loss recognized in acumulated other comprehensive income	(3,385)	[1]	(10,343)	[1]	(16,248)	[1]
Forward Contracts [Member]
Amount of loss recognized in acumulated other comprehensive income	$ (7,027)	[2]	$ (7,114)	[2]	$ (3,588)	[2]

[1]	Amount represents payments made to swap counterparties for the effective portion of interest rate swaps that were recognized as an increase to interest expense for the periods presented (the amount was recorded as an increase and corresponding decrease to accumulated other comprehensive loss in the same accounting period).
[2]	(2)Amount represents reclassifications of deferred interest costs from accumulated other comprehensive loss to interest expense related to the Company's previously settled forward starting swaps.

Derivatives and Other Financial Instruments (Summary of Amount of Gain/(Loss) Recognized in Income as Loss on Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amount of gain/(loss) recognized in accumulated other comprehensive income	$ (544)	$ (360)	$ 283
Total (loss)/gain on derivative instruments	(544)	(453)	203
Interest Rate Swaps [Member]
Amount of gain/(loss) recognized in accumulated other comprehensive income		(360)	(507)
Ineffective Interest Rate Swaps [Member]
Amount of gain/(loss) recognized in accumulated other comprehensive income	(544)		790
Other [Member]
Total (loss)/gain on derivative instruments		$ (93)	$ (80)

Fair-Value of Financial Instruments (Fair Value and Carrying Amount of the Company's Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Jan. 11, 2010	Dec. 31, 2011 Fair-Value		Dec. 31, 2010 Fair-Value		Dec. 31, 2011 Fair-Value Unsecured Senior Notes Due 2016 [Member]	Dec. 31, 2011 Fair-Value Unsecured Senior Notes Due 2020 [Member]	Dec. 31, 2010 Fair-Value Unsecured Senior Notes Due 2020 [Member]	Dec. 31, 2010 Fair-Value Exchangeable Senior Notes Due 2026 [Member]		Dec. 31, 2011 Fair-Value Exchangeable Senior Notes Due 2030 [Member]	Dec. 31, 2010 Fair-Value Exchangeable Senior Notes Due 2030 [Member]	Dec. 31, 2011 Carrying Value		Dec. 31, 2010 Carrying Value		Dec. 31, 2011 Carrying Value Unsecured Senior Notes Due 2016 [Member]	Dec. 31, 2011 Carrying Value Unsecured Senior Notes Due 2020 [Member]	Dec. 31, 2010 Carrying Value Unsecured Senior Notes Due 2020 [Member]	Dec. 31, 2010 Carrying Value Exchangeable Senior Notes Due 2026 [Member]		Dec. 31, 2011 Carrying Value Exchangeable Senior Notes Due 2030 [Member]	Dec. 31, 2010 Carrying Value Exchangeable Senior Notes Due 2030 [Member]
Mortgage notes payable, net		$ 670,931		$ 729,561									$ 587,844		$ 657,922
Exchangeable senior notes, net	180,000								23,244	[1]	206,775	209,128								19,522	[1]	180,000	180,000
Unsecured senior notes, net						396,880	266,775	262,950									397,810	247,771	247,571
Unsecured line of credit		268,000		388,567									268,000		392,450
Derivative instruments		(9)	[2]	3,800	[2]								(9)	[2]	3,800	[2]
Available-for-sale securities		$ 988		$ 4,060									$ 988		$ 4,060

[1]	In October 2011, the Operating Partnership repurchased and redeemed in full the outstanding principal amount of the Notes due 2026.
[2]	The Company's derivative instruments are reflected in other assets and derivative instruments (liability account) on the accompanying consolidated balance sheets based on their respective balances (see Note 9).

Incentive Award Plan (Narrative) (Details)	12 Months Ended
Dec. 31, 2011
Incentive Award Plan Selected Data [Line Items]
Shares Reserved for Issuance Pursuant to the Plan	5,340,000
Shares Available for Future Issuance under the Plan	2,039,029
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period, Minimum	P4Y
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period, Maximum	P5Y

Incentive Award Plan (Summary of the Company's Unvested Restricted Stock and LTIP Units) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Incentive Award Plan [Abstract]
Unvested Restricted Shares/LTIP Units	1,721,062	1,588,060	1,295,758	900,841
Granted Shares of Unvested Restricted Stock	630,337	658,859	603,900
Vested Shares of Restricted Stock	467,120	332,183	189,658
Forfeited Shares of Unvested Restricted Stock	30,215	34,374	19,325
Weighted Average Grant-Date Fair-Value	$ 16.09	$ 15.15	$ 14.77	$ 18.92
Weighted Average Grant-Date Fair-Value, Granted	$ 18.38	$ 16.55	$ 12.38
Weighted Average Grant-Date Fair-Value, Vested	$ 16.03	$ 16.9	$ 27.02
Weighted Average Grant-Date Fair-Value, Forfeited	$ 16.17	$ 11.19	$ 13.52

Incentive Award Plan Incentive Award Plan (Incentive Award Plan Selected Data) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 number	Dec. 31, 2010	Dec. 31, 2009
Incentive Award Plan Selected Data [Line Items]
Aggregate value of shares granted	$ 11,612	$ 10,901	$ 7,475
Fair-value of shares vested	8,547	5,278	2,011
Stock-based compensation expense recognized in general and administrative expenses and rental operations expense	7,582	6,988	5,625
Shares surrendered to the Company and retired in lieu of cash payments for taxes due on the vesting of restricted stock	(129,342)	79,555	3,435
Total compensation to be expensed related to unvested award in future periods	$ 18,886
Weighted average expense period (in years)	2.8

Acquisitions (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Rogers Street Properties [Member]	Dec. 14, 2011 Rogers Street Properties [Member]	Dec. 14, 2011 PREI Joint Ventures [Member]
Business Acquisition [Line Items]
Revenues	$ 3,900,000
Net income	(309,000)
Cash consideration paid for the Rogers Street Properties			308,000,000
Ownership Interest Acquired		80.00%
Company's Ownership Interest		20.00%
Repayment of Line of Credit Facility				199,300,000
Gain on revaluation of acquired unconsolidated joint venture			4,679,000
LOC Amount Outstanding			$ 39,900,000

Acquisitions (Schedule of Purchase Price Allocation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 number
Business Acquisition [Line Items]
Investments in Real Estate	$ 409,425
Acquisition Date Fair Value	475,407
Acquired Above Market Leases [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	5,358
Weighted Average Intangible Amortization Life	61
Acquired In-Place Leases [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	44,873
Weighted Average Intangible Amortization Life	61
Acquired Management Agreements [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	4,140
Weighted Average Intangible Amortization Life	61
Acquired Below Market Ground Leases [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	11,611
Weighted Average Intangible Amortization Life	603
1701 / 1711 Research Blvd [Member]
Business Acquisition [Line Items]
Property Description	1701 / 1711 Research Blvd.
Acquisition Date	May 9, 2011
Investments in Real Estate	16,327
Acquisition Date Fair Value	17,500
1701 / 1711 Research Blvd [Member] | Acquired In-Place Leases [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	1,144
1701 / 1711 Research Blvd [Member] | Acquired Management Agreements [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	29
450 Kendall Street (Kendall G) [Member]
Business Acquisition [Line Items]
Property Description	450 Kendall Street (Kendall G)
Acquisition Date	May 31, 2011
Investments in Real Estate	8,229
Acquisition Date Fair Value	8,229
Ardsley Park [Member]
Business Acquisition [Line Items]
Property Description	Ardsley Park
Acquisition Date	June 23, 2011
Investments in Real Estate	16,188
Acquisition Date Fair Value	18,000
Ardsley Park [Member] | Acquired Above Market Leases [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	610
Ardsley Park [Member] | Acquired In-Place Leases [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	1,108
Ardsley Park [Member] | Acquired Management Agreements [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	94
Wateridge Circle [Member]
Business Acquisition [Line Items]
Property Description	Wateridge Circle
Acquisition Date	November 1, 2011
Investments in Real Estate	41,010
Acquisition Date Fair Value	46,500
Wateridge Circle [Member] | Acquired Above Market Leases [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	777
Wateridge Circle [Member] | Acquired In-Place Leases [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	4,400
Wateridge Circle [Member] | Acquired Management Agreements [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	313
320 Bent Street [Member]
Business Acquisition [Line Items]
Property Description	320 Bent Street (1)	[1]
Acquisition Date	December 14, 2011	[1]
Investments in Real Estate	87,900	[1]
Acquisition Date Fair Value	106,275	[1]
320 Bent Street [Member] | Acquired Above Market Leases [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	780	[1]
320 Bent Street [Member] | Acquired In-Place Leases [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	12,698	[1]
320 Bent Street [Member] | Acquired Management Agreements [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	1,298	[1]
320 Bent Street [Member] | Acquired Below Market Ground Leases [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	3,599	[1]
301 Binney Street [Member]
Business Acquisition [Line Items]
Property Description	301 Binney Street (1)	[1]
Acquisition Date	December 14, 2011	[1]
Investments in Real Estate	217,073	[1]
Acquisition Date Fair Value	255,421	[1]
301 Binney Street [Member] | Acquired Above Market Leases [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	3,191	[1]
301 Binney Street [Member] | Acquired In-Place Leases [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	25,370	[1]
301 Binney Street [Member] | Acquired Management Agreements [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	2,397	[1]
301 Binney Street [Member] | Acquired Below Market Ground Leases [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	7,390	[1]
301 Binney Street Garage [Member]
Business Acquisition [Line Items]
Property Description	301 Binney Street Garage (1)	[1]
Acquisition Date	December 14, 2011	[1]
Investments in Real Estate	15,751	[1]
Acquisition Date Fair Value	16,140	[1]
301 Binney Street Garage [Member] | Acquired Below Market Ground Leases [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	389	[1]
Kendall Crossing Apartments [Member]
Business Acquisition [Line Items]
Property Description	Kendall Crossing Apartments (1)	[1]
Acquisition Date	December 14, 2011	[1]
Investments in Real Estate	6,947	[1]
Acquisition Date Fair Value	7,342	[1]
Kendall Crossing Apartments [Member] | Acquired In-Place Leases [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	153	[1]
Kendall Crossing Apartments [Member] | Acquired Management Agreements [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	9	[1]
Kendall Crossing Apartments [Member] | Acquired Below Market Ground Leases [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	$ 233	[1]

[1]	The Company acquired PREI's 80% membership interest in the entity that owned these properties through the PREI I LLC joint venture. As a result, these properties became 100% owned by the Company on December 14, 2011. See “Rogers Street Acquisition” below for further discussion.

Acquisitions Acquisitions (Selected data related to the acquisition of the Rogers Street Properties) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 14, 2011 Rogers Street Properties [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Cash consideration paid for the Rogers Street Properties		$ 308,000
Cash acquired		(2,051)
Net cash paid by the Company to acquire the Rogers Street Properties	475,407	305,949
Fair-value of the Company's previously owned interest in the Rogers Street Properties		77,000
Less: carrying value of the Company's previously owned interest in the Rogers Street Properties		(72,321)
Gain on revaluation of acquired unconsolidated joint venture		4,679
Net liabilities assumed		(2,229)
Acquisition date fair-value of the Rogers Street Properties	$ 409,425	$ 385,178

Acquisitions (Pro Forma Results) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Parent Company [Member]
Total revenues	$ 473,170	$ 423,649
Net income available to common stockholders/unitholders	19,786	12,531
Net income per share/unit available to common stockholders/unitholders - basic and diluted	$ 0.15	$ 0.11
BIOMED REALTY, L.P. [Member]
Total revenues	473,170	423,649
Net income available to common stockholders/unitholders	$ 20,355	$ 13,077
Net income per share/unit available to common stockholders/unitholders - basic and diluted	$ 0.15	$ 0.11

Discontinued Operations Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Discontinued Operations [Abstract]
Disposal Group, Including Discontinued Operation, Revenue	$ 1,499	$ 2,808	$ 2,973
Disposal Group, Including Discontinued Operation, Operating Expense	1,025	1,105	1,191
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ 474	$ 1,703	$ 1,782

Commitments and Contingencies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitment And Contingencies [Line Items]
Number of tenants	2
Construction and other related commitments, current fiscal	$ 92,700,000
Construction and other related commitments, year 1	92,200,000
Construction and other related commitments, years 2 and 3	495,000
Construction and other related commitments, years 4 and 5	9,000
Tax Indemnification Agreement Period	10 years
Minimum debt requirement	8,000,000
Minimum Debt Requirements Period	10 years
Human Genome Sciences, Inc. [Member]
Commitment And Contingencies [Line Items]
Percentage of Rental Revenue	14.60%	16.40%	17.90%
Rental Revenue	48,000,000	48,000,000	48,000,000
Vertex Pharmaceuticals Incorporated [Member]
Commitment And Contingencies [Line Items]
Percentage of Rental Revenue	10.10%	11.90%	13.30%
Rental Revenue	$ 33,200,000	$ 34,900,000	$ 35,600,000

Quarterly Financial Information of the Parent Company (Schedule of Quarterly Financial Information) (Details) (USD $)	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total revenues																	$ 3,900,000
Net income																	(309,000)
Parent Company [Member]
Total revenues	111,958,000	[1]	114,639,000	[1]	106,409,000	[1]	105,193,000	[1]	104,409,000	[1]	95,006,000	[1]	92,190,000	[1]	92,024,000	[1]	438,200,000	383,629,000	358,193,000
Net income	15,790,000	[1]	8,861,000	[1]	7,852,000	[1]	9,737,000	[1]	12,562,000	[1]	8,735,000	[1]	8,093,000	[1]	8,219,000	[1]	42,714,000	39,314,000	60,190,000
Net income/loss attributable to noncontrolling interests																	(525,000)	(498,000)	(1,468,000)
Preferred dividends	(163,000)	[1]	(76,000)	[1]	(95,000)	[1]	(141,000)	[1]	(378,000)	[1]	(442,000)	[1]	(442,000)	[1]	(442,000)	[1]			16,963,000
Net Income Available to Common Stockholders	$ (244,000)	[1]	$ (106,000)	[1]	$ (68,000)	[1]	$ (107,000)	[1]	$ (178,000)	[1]	$ (104,000)	[1]	$ (95,000)	[1]	$ (121,000)	[1]	$ 25,991,000	$ 21,853,000	$ 41,759,000
Earnings Per Share, Basic and Diluted	$ (3,651,000)	[1]	$ (3,901,000)	[1]	$ (4,241,000)	[1]	$ (4,241,000)	[1]	$ (4,241,000)	[1]	$ (4,241,000)	[1]	$ (4,241,000)	[1]	$ (4,241,000)	[1]	$ 0.19	$ 0.19	$ 0.45

[1]	The sum of quarterly financial data may vary from the annual data due to rounding.

Quarterly Financial Information of the Operating Partnership (Schedule of Quarterly Financial Information) (Details) (USD $)	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total revenues																	$ 3,900,000
Net income																	(309,000)
BIOMED REALTY, L.P. [Member]
Total revenues	111,958,000	[1]	114,639,000	[1]	106,409,000	[1]	105,193,000	[1]	104,409,000	[1]	95,006,000	[1]	92,190,000	[1]	92,024,000	[1]	438,200,000	383,629,000	358,193,000
Net income	15,790,000	[1]	8,861,000	[1]	7,852,000	[1]	9,737,000	[1]	12,562,000	[1]	8,735,000	[1]	8,093,000	[1]	8,219,000	[1]	42,714,000	39,314,000	60,190,000
Net income/loss attributable to noncontrolling interests																	44,000	48,000	64,000
Net Income Available to Unitholders	$ 8,000	[1]	$ 5,000	[1]	$ 14,000	[1]	$ 18,000	[1]	$ 10,000	[1]	$ 18,000	[1]	$ 14,000	[1]	$ 6,000	[1]	$ 26,560,000	$ 22,399,000	$ 43,291,000
Net Income per Unit Attributable to Unitholders, Basic and Diluted	$ (3,651,000)	[1]	$ (3,901,000)	[1]	$ (4,241,000)	[1]	$ (4,241,000)	[1]	$ (4,241,000)	[1]	$ (4,241,000)	[1]	$ (4,241,000)	[1]	$ (4,241,000)	[1]	$ 0.19	$ 0.19	$ 0.45

[1]	The sum of quarterly financial data may vary from the annual data due to rounding.

Real Estate And Accumulated Depreciation (Schedule Of Real Estate And Accumulated Depreciation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Total
Property, Encumbrances	$ 584,578
Property Initial Cost, Land	630,073
Property Initial Cost, Ground Lease	14,210
Property Initial Cost, Building and Improvements	2,819,652
Property Costs, Capitalized Subsequent to Acquisition	938,785
Property Gross Amount Carried at December 31,2010, Land	647,017
Property Gross Amount Carried at December 31,2010, Building and Improvements	3,755,703
Property Gross Amount Carried at December 31,2010, Total	4,402,720
Property, Accumulated Depreciation	452,474
Investments in Real Estate	3,950,246	3,536,114
Parent Company [Member]
Real Estate and Accumulated Depreciation [Line Items]
Investments in Real Estate	3,950,246	3,536,114
Albany Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Albany Street
Year of Property Built	1922/1998
Property, Encumbrances	0
Property Initial Cost, Land	1,942
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	31,293
Property Gross Amount Carried at December 31,2010, Land	1,942
Property Gross Amount Carried at December 31,2010, Building and Improvements	31,551
Property Gross Amount Carried at December 31,2010, Total	33,493
Property, Accumulated Depreciation	5,200
Investments in Real Estate	28,293
Ardentech Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Ardentech Court
Year of Property Built	1997/2008
Property, Encumbrances	0
Property Initial Cost, Land	2,742
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	5,379
Property Gross Amount Carried at December 31,2010, Land	2,742
Property Gross Amount Carried at December 31,2010, Building and Improvements	12,298
Property Gross Amount Carried at December 31,2010, Total	15,040
Property, Accumulated Depreciation	3,501
Investments in Real Estate	11,539
Ardenwood Venture [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Ardenwood Venture
Year of Property Built	1985
Property, Encumbrances	0
Property Initial Cost, Land	3,550
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	10,603
Property Gross Amount Carried at December 31,2010, Land	3,550
Property Gross Amount Carried at December 31,2010, Building and Improvements	15,028
Property Gross Amount Carried at December 31,2010, Total	18,578
Property, Accumulated Depreciation	2,851
Investments in Real Estate	15,727
Balboa Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Balboa Avenue
Year of Property Built	1968/2000
Property, Encumbrances	0
Property Initial Cost, Land	1,316
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	9,493
Property Gross Amount Carried at December 31,2010, Land	1,316
Property Gross Amount Carried at December 31,2010, Building and Improvements	10,060
Property Gross Amount Carried at December 31,2010, Total	11,376
Property, Accumulated Depreciation	1,941
Investments in Real Estate	9,435
Bayshore Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Bayshore Boulevard
Year of Property Built	2000
Property, Encumbrances	0
Property Initial Cost, Land	3,667
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	22,593
Property Gross Amount Carried at December 31,2010, Land	3,667
Property Gross Amount Carried at December 31,2010, Building and Improvements	30,079
Property Gross Amount Carried at December 31,2010, Total	33,746
Property, Accumulated Depreciation	8,456
Investments in Real Estate	25,290
Beckley Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Beckley Street
Year of Property Built	1999
Property, Encumbrances	0
Property Initial Cost, Land	1,480
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	17,590
Property Gross Amount Carried at December 31,2010, Land	1,480
Property Gross Amount Carried at December 31,2010, Building and Improvements	17,590
Property Gross Amount Carried at December 31,2010, Total	19,070
Property, Accumulated Depreciation	3,097
Investments in Real Estate	15,973
Bernardo Center Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Bernardo Center Drive
Year of Property Built	1974/2008
Property, Encumbrances	0
Property Initial Cost, Land	2,580
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	13,714
Property Gross Amount Carried at December 31,2010, Land	2,580
Property Gross Amount Carried at December 31,2010, Building and Improvements	13,744
Property Gross Amount Carried at December 31,2010, Total	16,324
Property, Accumulated Depreciation	2,383
Investments in Real Estate	13,941
9911 Belward Campus Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	9911 Belward Campus Drive
Year of Property Built	2001
Property, Encumbrances	0
Property Initial Cost, Land	4,160
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	196,814
Property Gross Amount Carried at December 31,2010, Land	4,160
Property Gross Amount Carried at December 31,2010, Building and Improvements	196,814
Property Gross Amount Carried at December 31,2010, Total	200,974
Property, Accumulated Depreciation	28,657
Investments in Real Estate	172,317
9920 Belward Campus Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	9920 Belward Campus Drive
Year of Property Built	2000
Property, Encumbrances	0
Property Initial Cost, Land	3,935
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	11,206
Property Gross Amount Carried at December 31,2010, Land	3,935
Property Gross Amount Carried at December 31,2010, Building and Improvements	11,206
Property Gross Amount Carried at December 31,2010, Total	15,141
Property, Accumulated Depreciation	1,643
Investments in Real Estate	13,498
Center for Life Science Boston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Center for Life Science Boston
Year of Property Built	2008
Property, Encumbrances	342,149
Property Initial Cost, Land	60,000
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	407,747
Property Gross Amount Carried at December 31,2010, Land	60,000
Property Gross Amount Carried at December 31,2010, Building and Improvements	663,673
Property Gross Amount Carried at December 31,2010, Total	723,673
Property, Accumulated Depreciation	67,847
Investments in Real Estate	655,826
Bridgeview Technology Park I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Bridgeview Technology Park I
Year of Property Built	1977/2002
Property, Encumbrances	0
Property Initial Cost, Land	2,493
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	14,716
Property Gross Amount Carried at December 31,2010, Land	2,493
Property Gross Amount Carried at December 31,2010, Building and Improvements	34,058
Property Gross Amount Carried at December 31,2010, Total	36,551
Property, Accumulated Depreciation	7,199
Investments in Real Estate	29,352
Bridgeview Technology Park II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Bridgeview Technology Park II
Year of Property Built	1977/2002
Property, Encumbrances	0
Property Initial Cost, Land	1,522
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	13,066
Property Gross Amount Carried at December 31,2010, Land	1,522
Property Gross Amount Carried at December 31,2010, Building and Improvements	13,066
Property Gross Amount Carried at December 31,2010, Total	14,588
Property, Accumulated Depreciation	2,218
Investments in Real Estate	12,370
Charles Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Charles Street
Year of Property Built	1911/1986
Property, Encumbrances	0
Property Initial Cost, Land	5,000
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	7,033
Property Gross Amount Carried at December 31,2010, Land	5,000
Property Gross Amount Carried at December 31,2010, Building and Improvements	7,062
Property Gross Amount Carried at December 31,2010, Total	12,062
Property, Accumulated Depreciation	1,102
Investments in Real Estate	10,960
Coolidge Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Coolidge Avenue
Year of Property Built	1962/1999
Property, Encumbrances	0
Property Initial Cost, Land	2,760
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	7,102
Property Gross Amount Carried at December 31,2010, Land	2,760
Property Gross Amount Carried at December 31,2010, Building and Improvements	7,346
Property Gross Amount Carried at December 31,2010, Total	10,106
Property, Accumulated Depreciation	1,201
Investments in Real Estate	8,905
Dumbarton Circle [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Dumbarton Circle
Year of Property Built	1990
Property, Encumbrances	0
Property Initial Cost, Land	2,723
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	5,097
Property Gross Amount Carried at December 31,2010, Land	2,723
Property Gross Amount Carried at December 31,2010, Building and Improvements	5,332
Property Gross Amount Carried at December 31,2010, Total	8,055
Property, Accumulated Depreciation	2,681
Investments in Real Estate	5,374
Eccles Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Eccles Avenue (5)
Year of Property Built	1965/1995
Property, Encumbrances	0
Property Initial Cost, Land	21,257
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	608
Property Gross Amount Carried at December 31,2010, Land	21,257
Property Gross Amount Carried at December 31,2010, Building and Improvements	6,482
Property Gross Amount Carried at December 31,2010, Total	27,739
Property, Accumulated Depreciation	608
Investments in Real Estate	27,131
Eisenhower Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Eisenhower Road
Year of Property Built	1973/2000
Property, Encumbrances	0
Property Initial Cost, Land	416
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	2,614
Property Gross Amount Carried at December 31,2010, Land	416
Property Gross Amount Carried at December 31,2010, Building and Improvements	3,676
Property Gross Amount Carried at December 31,2010, Total	4,092
Property, Accumulated Depreciation	983
Investments in Real Estate	3,109
Elliott Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Elliott Avenue
Year of Property Built	1925/2004
Property, Encumbrances	0
Property Initial Cost, Land	10,124
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	38,911
Property Gross Amount Carried at December 31,2010, Land	10,124
Property Gross Amount Carried at December 31,2010, Building and Improvements	72,469
Property Gross Amount Carried at December 31,2010, Total	82,593
Property, Accumulated Depreciation	6,416
Investments in Real Estate	76,177
21 Erie Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	21 Erie Street
Year of Property Built	1925/2004
Property, Encumbrances	0
Property Initial Cost, Land	3,366
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	18,372
Property Gross Amount Carried at December 31,2010, Land	3,366
Property Gross Amount Carried at December 31,2010, Building and Improvements	18,460
Property Gross Amount Carried at December 31,2010, Total	21,826
Property, Accumulated Depreciation	3,056
Investments in Real Estate	18,770
40 Erie Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	40 Erie Street
Year of Property Built	1996
Property, Encumbrances	0
Property Initial Cost, Land	7,593
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	33,765
Property Gross Amount Carried at December 31,2010, Land	7,593
Property Gross Amount Carried at December 31,2010, Building and Improvements	36,328
Property Gross Amount Carried at December 31,2010, Total	43,921
Property, Accumulated Depreciation	5,621
Investments in Real Estate	38,300
4570 Executive Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	4570 Executive Drive
Year of Property Built	1999
Property, Encumbrances	0
Property Initial Cost, Land	7,685
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	48,693
Property Gross Amount Carried at December 31,2010, Land	7,685
Property Gross Amount Carried at December 31,2010, Building and Improvements	48,693
Property Gross Amount Carried at December 31,2010, Total	56,378
Property, Accumulated Depreciation	3,195
Investments in Real Estate	53,183
4775 / 4785 Executive Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	4775 / 4785 Executive Drive
Year of Property Built	2009
Property, Encumbrances	0
Property Initial Cost, Land	10,180
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	17,100
Property Gross Amount Carried at December 31,2010, Land	10,180
Property Gross Amount Carried at December 31,2010, Building and Improvements	17,743
Property Gross Amount Carried at December 31,2010, Total	27,923
Property, Accumulated Depreciation	570
Investments in Real Estate	27,353
500 Fairview Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	500 Fairview Avenue
Year of Property Built	1959/1991
Property, Encumbrances	0
Property Initial Cost, Land	0
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	3,285
Property Gross Amount Carried at December 31,2010, Land	0
Property Gross Amount Carried at December 31,2010, Building and Improvements	3,548
Property Gross Amount Carried at December 31,2010, Total	3,548
Property, Accumulated Depreciation	2,719
Investments in Real Estate	829
530 Fairview Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	530 Fairview Avenue
Year of Property Built	2008
Property, Encumbrances	0
Property Initial Cost, Land	2,703
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	694
Property Gross Amount Carried at December 31,2010, Land	2,703
Property Gross Amount Carried at December 31,2010, Building and Improvements	44,370
Property Gross Amount Carried at December 31,2010, Total	47,073
Property, Accumulated Depreciation	5,393
Investments in Real Estate	41,680
Faraday Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Faraday Avenue
Year of Property Built	1986
Property, Encumbrances	0
Property Initial Cost, Land	1,370
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	7,201
Property Gross Amount Carried at December 31,2010, Land	1,370
Property Gross Amount Carried at December 31,2010, Building and Improvements	7,201
Property Gross Amount Carried at December 31,2010, Total	8,571
Property, Accumulated Depreciation	1,140
Investments in Real Estate	7,431
Forbes Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Forbes Boulevard
Year of Property Built	1978
Property, Encumbrances	0
Property Initial Cost, Land	19,250
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	13,334
Property Gross Amount Carried at December 31,2010, Land	19,250
Property Gross Amount Carried at December 31,2010, Building and Improvements	13,798
Property Gross Amount Carried at December 31,2010, Total	33,048
Property, Accumulated Depreciation	1,446
Investments in Real Estate	31,602
Fresh Pond Research Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Fresh Pond Research Park
Year of Property Built	1948/2002
Property, Encumbrances	0
Property Initial Cost, Land	3,500
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	18,322
Property Gross Amount Carried at December 31,2010, Land	3,500
Property Gross Amount Carried at December 31,2010, Building and Improvements	25,778
Property Gross Amount Carried at December 31,2010, Total	29,278
Property, Accumulated Depreciation	3,315
Investments in Real Estate	25,963
Gateway Business Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Gateway Business Park
Year of Property Built	1991-1998
Property, Encumbrances	0
Property Initial Cost, Land	116,851
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	10,981
Property Gross Amount Carried at December 31,2010, Land	116,851
Property Gross Amount Carried at December 31,2010, Building and Improvements	10,981
Property Gross Amount Carried at December 31,2010, Total	127,832
Property, Accumulated Depreciation	2,889
Investments in Real Estate	124,943
Gazelle Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Gazelle Court
Year of Property Built	2011
Property, Encumbrances	0
Property Initial Cost, Land	10,100
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	1,769
Property Gross Amount Carried at December 31,2010, Land	10,100
Property Gross Amount Carried at December 31,2010, Building and Improvements	57,663
Property Gross Amount Carried at December 31,2010, Total	67,763
Property, Accumulated Depreciation	996
Investments in Real Estate	66,767
George Patterson Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	George Patterson Boulevard
Year of Property Built	1996/2005
Property, Encumbrances	0
Property Initial Cost, Land	1,575
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	11,029
Property Gross Amount Carried at December 31,2010, Land	1,575
Property Gross Amount Carried at December 31,2010, Building and Improvements	12,654
Property Gross Amount Carried at December 31,2010, Total	14,229
Property, Accumulated Depreciation	1,852
Investments in Real Estate	12,377
Graphics Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Graphics Drive
Year of Property Built	1992/2007
Property, Encumbrances	0
Property Initial Cost, Land	800
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	6,577
Property Gross Amount Carried at December 31,2010, Land	800
Property Gross Amount Carried at December 31,2010, Building and Improvements	13,481
Property Gross Amount Carried at December 31,2010, Total	14,281
Property, Accumulated Depreciation	3,539
Investments in Real Estate	10,742
Industrial Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Industrial Road
Year of Property Built	2001/2005
Property, Encumbrances	0
Property Initial Cost, Land	12,000
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	41,718
Property Gross Amount Carried at December 31,2010, Land	12,000
Property Gross Amount Carried at December 31,2010, Building and Improvements	57,806
Property Gross Amount Carried at December 31,2010, Total	69,806
Property, Accumulated Depreciation	19,712
Investments in Real Estate	50,094
3525 John Hopkins Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	3525 John Hopkins Court
Year of Property Built	1991
Property, Encumbrances	0
Property Initial Cost, Land	3,993
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	18,183
Property Gross Amount Carried at December 31,2010, Land	3,993
Property Gross Amount Carried at December 31,2010, Building and Improvements	18,464
Property Gross Amount Carried at December 31,2010, Total	22,457
Property, Accumulated Depreciation	652
Investments in Real Estate	21,805
3545-3575 John Hopkins Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	3545-3575 John Hopkins Court
Year of Property Built	1991/2008
Property, Encumbrances	0
Property Initial Cost, Land	3,560
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	19,495
Property Gross Amount Carried at December 31,2010, Land	3,560
Property Gross Amount Carried at December 31,2010, Building and Improvements	35,293
Property Gross Amount Carried at December 31,2010, Total	38,853
Property, Accumulated Depreciation	3,712
Investments in Real Estate	35,141
Kaiser Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Kaiser Drive
Year of Property Built	1990
Property, Encumbrances	0
Property Initial Cost, Land	3,430
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	6,093
Property Gross Amount Carried at December 31,2010, Land	3,430
Property Gross Amount Carried at December 31,2010, Building and Improvements	16,484
Property Gross Amount Carried at December 31,2010, Total	19,914
Property, Accumulated Depreciation	2,172
Investments in Real Estate	17,742
500 Kendall Street (Kendall D) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	500 Kendall Street (Kendall D)
Year of Property Built	2002
Property, Encumbrances	62,261
Property Initial Cost, Land	3,572
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	166,308
Property Gross Amount Carried at December 31,2010, Land	3,572
Property Gross Amount Carried at December 31,2010, Building and Improvements	166,905
Property Gross Amount Carried at December 31,2010, Total	170,477
Property, Accumulated Depreciation	27,632
Investments in Real Estate	142,845
King of Prussia Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	King of Prussia Road
Year of Property Built	1954/2004
Property, Encumbrances	0
Property Initial Cost, Land	12,813
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	66,152
Property Gross Amount Carried at December 31,2010, Land	12,813
Property Gross Amount Carried at December 31,2010, Building and Improvements	67,215
Property Gross Amount Carried at December 31,2010, Total	80,028
Property, Accumulated Depreciation	12,608
Investments in Real Estate	67,420
Landmark At Eastview [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Landmark at Eastview (6)
Year of Property Built	1958/2008
Property, Encumbrances	0
Property Initial Cost, Land	0
Property Initial Cost, Ground Lease	14,210
Property Initial Cost, Building and Improvements	61,996
Property Gross Amount Carried at December 31,2010, Land	16,944
Property Gross Amount Carried at December 31,2010, Building and Improvements	251,074
Property Gross Amount Carried at December 31,2010, Total	268,018
Property, Accumulated Depreciation	33,092
Investments in Real Estate	234,926
Medical Center Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Medical Center Drive
Year of Property Built	1995
Property, Encumbrances	0
Property Initial Cost, Land	9,620
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	43,561
Property Gross Amount Carried at December 31,2010, Land	9,620
Property Gross Amount Carried at December 31,2010, Building and Improvements	50,993
Property Gross Amount Carried at December 31,2010, Total	60,613
Property, Accumulated Depreciation	2,226
Investments in Real Estate	58,387
Monte Villa Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Monte Villa Parkway
Year of Property Built	1996/2002
Property, Encumbrances	0
Property Initial Cost, Land	1,020
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	10,711
Property Gross Amount Carried at December 31,2010, Land	1,020
Property Gross Amount Carried at December 31,2010, Building and Improvements	11,093
Property Gross Amount Carried at December 31,2010, Total	12,113
Property, Accumulated Depreciation	2,157
Investments in Real Estate	9,956
6114-6154 Nancy Ridge Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	6114-6154 Nancy Ridge Drive
Year of Property Built	1994
Property, Encumbrances	0
Property Initial Cost, Land	10,100
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	28,611
Property Gross Amount Carried at December 31,2010, Land	10,100
Property Gross Amount Carried at December 31,2010, Building and Improvements	44,989
Property Gross Amount Carried at December 31,2010, Total	55,089
Property, Accumulated Depreciation	4,664
Investments in Real Estate	50,425
6828 Nancy Ridge Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	6828 Nancy Ridge Drive
Year of Property Built	1983/2001
Property, Encumbrances	6,373
Property Initial Cost, Land	2,344
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	9,611
Property Gross Amount Carried at December 31,2010, Land	2,344
Property Gross Amount Carried at December 31,2010, Building and Improvements	11,366
Property Gross Amount Carried at December 31,2010, Total	13,710
Property, Accumulated Depreciation	2,120
Investments in Real Estate	11,590
Science Center At Oyster Point [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Science Center at Oyster Point
Year of Property Built	2008-2009
Property, Encumbrances	0
Property Initial Cost, Land	19,464
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	89,762
Property Gross Amount Carried at December 31,2010, Land	19,464
Property Gross Amount Carried at December 31,2010, Building and Improvements	89,762
Property Gross Amount Carried at December 31,2010, Total	109,226
Property, Accumulated Depreciation	3,590
Investments in Real Estate	105,636
One Research Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	One Research Way
Year of Property Built	1980/2008
Property, Encumbrances	0
Property Initial Cost, Land	1,813
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	6,454
Property Gross Amount Carried at December 31,2010, Land	1,813
Property Gross Amount Carried at December 31,2010, Building and Improvements	12,637
Property Gross Amount Carried at December 31,2010, Total	14,450
Property, Accumulated Depreciation	1,077
Investments in Real Estate	13,373
Pacific Center Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Pacific Center Boulevard
Year of Property Built	1991/2008
Property, Encumbrances	0
Property Initial Cost, Land	5,400
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	11,493
Property Gross Amount Carried at December 31,2010, Land	5,400
Property Gross Amount Carried at December 31,2010, Building and Improvements	14,213
Property Gross Amount Carried at December 31,2010, Total	19,613
Property, Accumulated Depreciation	2,403
Investments in Real Estate	17,210
Pacific Research Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Pacific Research Center
Year of Property Built	2000/2008
Property, Encumbrances	0
Property Initial Cost, Land	74,147
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	142,437
Property Gross Amount Carried at December 31,2010, Land	74,147
Property Gross Amount Carried at December 31,2010, Building and Improvements	258,330
Property Gross Amount Carried at December 31,2010, Total	332,477
Property, Accumulated Depreciation	28,804
Investments in Real Estate	303,673
3500 Paramount Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	3500 Paramount Parkway
Year of Property Built	1999
Property, Encumbrances	0
Property Initial Cost, Land	1,080
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	14,535
Property Gross Amount Carried at December 31,2010, Land	1,080
Property Gross Amount Carried at December 31,2010, Building and Improvements	14,535
Property Gross Amount Carried at December 31,2010, Total	15,615
Property, Accumulated Depreciation	756
Investments in Real Estate	14,859
Patriot [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Patriot Drive
Year of Property Built	1984/2001
Property, Encumbrances	0
Property Initial Cost, Land	848
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	6,906
Property Gross Amount Carried at December 31,2010, Land	848
Property Gross Amount Carried at December 31,2010, Building and Improvements	6,906
Property Gross Amount Carried at December 31,2010, Total	7,754
Property, Accumulated Depreciation	349
Investments in Real Estate	7,405
Phoenixville Pike [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Phoenixville Pike
Year of Property Built	1989/2008
Property, Encumbrances	0
Property Initial Cost, Land	1,204
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	10,087
Property Gross Amount Carried at December 31,2010, Land	1,204
Property Gross Amount Carried at December 31,2010, Building and Improvements	22,923
Property Gross Amount Carried at December 31,2010, Total	24,127
Property, Accumulated Depreciation	4,799
Investments in Real Estate	19,328
Road To The Cure [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Road to the Cure
Year of Property Built	1977/2007
Property, Encumbrances	0
Property Initial Cost, Land	4,430
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	19,128
Property Gross Amount Carried at December 31,2010, Land	4,430
Property Gross Amount Carried at December 31,2010, Building and Improvements	23,040
Property Gross Amount Carried at December 31,2010, Total	27,470
Property, Accumulated Depreciation	4,516
Investments in Real Estate	22,954
San Diego Science Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	San Diego Science Center
Year of Property Built	19732002
Property, Encumbrances	0
Property Initial Cost, Land	3,871
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	21,875
Property Gross Amount Carried at December 31,2010, Land	3,871
Property Gross Amount Carried at December 31,2010, Building and Improvements	24,089
Property Gross Amount Carried at December 31,2010, Total	27,960
Property, Accumulated Depreciation	4,607
Investments in Real Estate	23,353
10240 Science Center Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	10240 Science Center Drive
Year of Property Built	2002
Property, Encumbrances	0
Property Initial Cost, Land	4,079
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	12,124
Property Gross Amount Carried at December 31,2010, Land	4,079
Property Gross Amount Carried at December 31,2010, Building and Improvements	12,144
Property Gross Amount Carried at December 31,2010, Total	16,223
Property, Accumulated Depreciation	554
Investments in Real Estate	15,669
Science Center Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Science Center Drive
Year of Property Built	1995
Property, Encumbrances	0
Property Initial Cost, Land	2,630
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	16,029
Property Gross Amount Carried at December 31,2010, Land	2,630
Property Gross Amount Carried at December 31,2010, Building and Improvements	16,049
Property Gross Amount Carried at December 31,2010, Total	18,679
Property, Accumulated Depreciation	2,959
Investments in Real Estate	15,720
Shady Grove Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Shady Grove Road
Year of Property Built	2003
Property, Encumbrances	146,581
Property Initial Cost, Land	28,895
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	197,548
Property Gross Amount Carried at December 31,2010, Land	28,895
Property Gross Amount Carried at December 31,2010, Building and Improvements	200,889
Property Gross Amount Carried at December 31,2010, Total	229,784
Property, Accumulated Depreciation	29,207
Investments in Real Estate	200,577
Sidney Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Sidney Street
Year of Property Built	2000
Property, Encumbrances	26,400
Property Initial Cost, Land	7,579
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	50,459
Property Gross Amount Carried at December 31,2010, Land	7,579
Property Gross Amount Carried at December 31,2010, Building and Improvements	50,530
Property Gross Amount Carried at December 31,2010, Total	58,109
Property, Accumulated Depreciation	8,328
Investments in Real Estate	49,781
Sorrento Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Sorrento Plaza
Year of Property Built	1978/2003
Property, Encumbrances	0
Property Initial Cost, Land	2,364
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	5,946
Property Gross Amount Carried at December 31,2010, Land	2,364
Property Gross Amount Carried at December 31,2010, Building and Improvements	6,276
Property Gross Amount Carried at December 31,2010, Total	8,640
Property, Accumulated Depreciation	312
Investments in Real Estate	8,328
11388 Sorrento Valley Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	11388 Sorrento Valley Road
Year of Property Built	2000
Property, Encumbrances	0
Property Initial Cost, Land	2,366
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	8,514
Property Gross Amount Carried at December 31,2010, Land	2,366
Property Gross Amount Carried at December 31,2010, Building and Improvements	8,684
Property Gross Amount Carried at December 31,2010, Total	11,050
Property, Accumulated Depreciation	463
Investments in Real Estate	10,587
Sorrento Valley Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Sorrento Valley Boulevard
Year of Property Built	1982
Property, Encumbrances	0
Property Initial Cost, Land	4,140
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	15,036
Property Gross Amount Carried at December 31,2010, Land	4,140
Property Gross Amount Carried at December 31,2010, Building and Improvements	15,070
Property Gross Amount Carried at December 31,2010, Total	19,210
Property, Accumulated Depreciation	2,145
Investments in Real Estate	17,065
Sorrento West [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Sorrento West
Year of Property Built	1974-1984
Property, Encumbrances	0
Property Initial Cost, Land	13,455
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	11,990
Property Gross Amount Carried at December 31,2010, Land	13,455
Property Gross Amount Carried at December 31,2010, Building and Improvements	17,734
Property Gross Amount Carried at December 31,2010, Total	31,189
Property, Accumulated Depreciation	1,252
Investments in Real Estate	29,937
Spring Mill Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Spring Mill Drive
Year of Property Built	1988
Property, Encumbrances	0
Property Initial Cost, Land	1,074
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	7,948
Property Gross Amount Carried at December 31,2010, Land	1,074
Property Gross Amount Carried at December 31,2010, Building and Improvements	8,811
Property Gross Amount Carried at December 31,2010, Total	9,885
Property, Accumulated Depreciation	1,648
Investments in Real Estate	8,237
Trade Centre Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Trade Centre Avenue
Year of Property Built	1997
Property, Encumbrances	0
Property Initial Cost, Land	3,275
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	15,404
Property Gross Amount Carried at December 31,2010, Land	3,275
Property Gross Amount Carried at December 31,2010, Building and Improvements	15,404
Property Gross Amount Carried at December 31,2010, Total	18,679
Property, Accumulated Depreciation	2,561
Investments in Real Estate	16,118
Torreyana Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Torreyana Road
Year of Property Built	1980/1997
Property, Encumbrances	0
Property Initial Cost, Land	7,660
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	24,468
Property Gross Amount Carried at December 31,2010, Land	7,660
Property Gross Amount Carried at December 31,2010, Building and Improvements	24,468
Property Gross Amount Carried at December 31,2010, Total	32,128
Property, Accumulated Depreciation	3,002
Investments in Real Estate	29,126
9865 Towne Centre Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	9865 Towne Centre Drive
Year of Property Built	2008
Property, Encumbrances	0
Property Initial Cost, Land	5,738
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	2,991
Property Gross Amount Carried at December 31,2010, Land	5,738
Property Gross Amount Carried at December 31,2010, Building and Improvements	23,197
Property Gross Amount Carried at December 31,2010, Total	28,935
Property, Accumulated Depreciation	2,863
Investments in Real Estate	26,072
9885 Towne Centre Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	9885 Towne Centre Drive
Year of Property Built	2001/2008
Property, Encumbrances	0
Property Initial Cost, Land	4,982
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	28,513
Property Gross Amount Carried at December 31,2010, Land	4,982
Property Gross Amount Carried at December 31,2010, Building and Improvements	28,513
Property Gross Amount Carried at December 31,2010, Total	33,495
Property, Accumulated Depreciation	5,257
Investments in Real Estate	28,238
Tributary Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Tributary Street
Year of Property Built	1983/1998
Property, Encumbrances	0
Property Initial Cost, Land	2,060
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	10,597
Property Gross Amount Carried at December 31,2010, Land	2,060
Property Gross Amount Carried at December 31,2010, Building and Improvements	10,597
Property Gross Amount Carried at December 31,2010, Total	12,657
Property, Accumulated Depreciation	1,865
Investments in Real Estate	10,792
900 Uniqema Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	900 Uniqema Boulevard
Year of Property Built	2000
Property, Encumbrances	814
Property Initial Cost, Land	404
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	3,692
Property Gross Amount Carried at December 31,2010, Land	404
Property Gross Amount Carried at December 31,2010, Building and Improvements	3,714
Property Gross Amount Carried at December 31,2010, Total	4,118
Property, Accumulated Depreciation	589
Investments in Real Estate	3,529
1000 Uniqema Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	1000 Uniqema Boulevard
Year of Property Built	1999
Property, Encumbrances	0
Property Initial Cost, Land	1,350
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	13,229
Property Gross Amount Carried at December 31,2010, Land	1,350
Property Gross Amount Carried at December 31,2010, Building and Improvements	13,300
Property Gross Amount Carried at December 31,2010, Total	14,650
Property, Accumulated Depreciation	2,067
Investments in Real Estate	12,583
Vassar Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Vassar Street
Year of Property Built	1950/1998
Property, Encumbrances	0
Property Initial Cost, Land	2,040
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	13,841
Property Gross Amount Carried at December 31,2010, Land	2,040
Property Gross Amount Carried at December 31,2010, Building and Improvements	25,277
Property Gross Amount Carried at December 31,2010, Total	27,317
Property, Accumulated Depreciation	3,398
Investments in Real Estate	23,919
Waples Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Waples Street
Year of Property Built	1983/2005
Property, Encumbrances	0
Property Initial Cost, Land	2,470
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	2,907
Property Gross Amount Carried at December 31,2010, Land	2,470
Property Gross Amount Carried at December 31,2010, Building and Improvements	13,946
Property Gross Amount Carried at December 31,2010, Total	41,022
Property, Accumulated Depreciation	6,738
Investments in Real Estate	40,736
Walnut Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Walnut Street
Year of Property Built	1972/2004
Property, Encumbrances	0
Property Initial Cost, Land	5,200
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	36,067
Property Gross Amount Carried at December 31,2010, Land	5,200
Property Gross Amount Carried at December 31,2010, Building and Improvements	36,067
Property Gross Amount Carried at December 31,2010, Total	41,267
Property, Accumulated Depreciation	5,887
Investments in Real Estate	35,380
Weston Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Weston Parkway
Year of Property Built	1990
Property, Encumbrances	0
Property Initial Cost, Land	536
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	5,022
Property Gross Amount Carried at December 31,2010, Land	536
Property Gross Amount Carried at December 31,2010, Building and Improvements	5,022
Property Gross Amount Carried at December 31,2010, Total	5,558
Property, Accumulated Depreciation	173
Investments in Real Estate	5,385
675 West Kendall Street (Kendall A) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	675 West Kendall Street (Kendall A)
Year of Property Built	2002
Property, Encumbrances	0
Property Initial Cost, Land	4,922
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	121,182
Property Gross Amount Carried at December 31,2010, Land	4,922
Property Gross Amount Carried at December 31,2010, Building and Improvements	121,989
Property Gross Amount Carried at December 31,2010, Total	126,911
Property, Accumulated Depreciation	20,016
Investments in Real Estate	106,895
West Watkins Mill [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	West Watkins Mill
Year of Property Built	1999
Property, Encumbrances	0
Property Initial Cost, Land	2,320
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	10,393
Property Gross Amount Carried at December 31,2010, Land	2,320
Property Gross Amount Carried at December 31,2010, Building and Improvements	10,591
Property Gross Amount Carried at December 31,2010, Total	12,911
Property, Accumulated Depreciation	856
Investments in Real Estate	12,055
50 West Watkins Mill [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	50 West Watkins Mill
Year of Property Built	1988/2005
Property, Encumbrances	0
Property Initial Cost, Land	1,451
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	11,611
Property Gross Amount Carried at December 31,2010, Land	1,451
Property Gross Amount Carried at December 31,2010, Building and Improvements	11,611
Property Gross Amount Carried at December 31,2010, Total	13,062
Property, Accumulated Depreciation	723
Investments in Real Estate	12,339
217th Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	217th Place
Year of Property Built	1987/2007
Property, Encumbrances	0
Property Initial Cost, Land	7,125
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	3,529
Property Gross Amount Carried at December 31,2010, Land	7,125
Property Gross Amount Carried at December 31,2010, Building and Improvements	18,155
Property Gross Amount Carried at December 31,2010, Total	25,280
Property, Accumulated Depreciation	2,801
Investments in Real Estate	$ 22,479